REGISTRATION STATEMENT NO. 333-65942
                                                                       811-08225

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23

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                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------
                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS PROTECTED EQUITY PORTFOLIO PROSPECTUS:

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PROTECTED EQUITY PORTFOLIO, a single premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). Travelers Protected Equity Portfolio is issued as an individual contract.

Your premium ("Purchase Payment") accumulates on a variable basis in the Equity Index Portfolio of the Greenwich Street Series Fund (the "Index Portfolio"). If you have held your Contract for at least 10 years, or if you annuitize your Contract, you may transfer some or all of your Contract Value to the Travelers Money Market Portfolio. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Index Portfolio and/or the Money Market Portfolio.

In addition, we will guarantee that on the Principal Protection Expiration Date (the last day of the tenth Contract Year), your Contract will be worth at least 100% of your Purchase Payment, adjusted for withdrawals, even if the value of your Contract on that date is less than your Purchase Payment, adjusted for withdrawals.

The Contract and/or certain contract features may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE ADEQUACY OF THESE SECURITIES OR THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                                     TABLE OF CONTENTS
Glossary ..............................................       3   Miscellaneous Contract Provisions................     23
Summary ...............................................       5      Right to Return...............................     23
Fee Table .............................................       8      Termination...................................     23
Condensed Financial Information .......................      10      Required Reports..............................     23
The Annuity Contract ..................................      10      Suspension of Payments........................     23
   Contract Owner Inquiries ...........................      11   The Separate Accounts............................     23
   Purchase Payments ..................................      11      Performance Information ......................     24
   Accumulation Units .................................      11   Federal Tax Considerations.......................     24
   The Variable Funding Options .......................      11      General Taxation of Annuities.................     24
   Principal Protection Benefit .......................      12      Types of Contracts: Qualified and
   Principal Protection Expiration Date................      13        Non-qualified...............................     25
Charges and Deductions.................................      14      Qualified Annuity Contracts...................     25
   General.............................................      14      Taxation of Qualified Annuity Contracts.......     25
   Contingent Deferred Sales Charge....................      14      Mandatory Distributions for
   Free Withdrawal Allowance...........................      15        Qualified Plans.............................     25
   Principal Protection Fee ...........................      15      Non-qualified Annuity Contracts...............     25
   Administrative Charges .............................      15        Diversification Requirements for
   Mortality and Expense Risk Charge ..................      16          Variable Annuities........................     26
   Variable Liquidity Benefit Charge...................      16        Ownership of the Investments................     26
   Variable Funding Option Expenses....................      16        Taxation of Death Benefit Proceeds..........     26
   Premium Tax.........................................      16      Other Tax Considerations......................     27
   Changes in Taxes Based Upon Premium                                 Treatment of Charges for Optional
     or Value..........................................      17          Benefits..................................     27
Transfers .............................................      17        Penalty Tax for Premature Distribution......     27
Access to Your Money ..................................      17        Puerto Rico Tax Considerations..............     27
   Systematic Withdrawals .............................      17        Non-Resident Aliens.........................     27
Ownership Provisions ..................................      17   Other Information ...............................     27
   Types of Ownership .................................      17      The Insurance Companies ......................     27
     Contract Owner ...................................      17      Financial Statements .........................     28
     Beneficiary ......................................      18      Distribution of Variable Annuity
     Annuitant ........................................      18        Contracts ..................................     28
Death Benefit .........................................      18      Conformity with State and Federal
   Death Proceeds before the Maturity Date.............      18        Laws .......................................     29
   Payment of Proceeds ................................      19      Voting Rights ................................     29
   Death Proceeds after the Maturity Date..............      20      Restrictions on Financial Transactions........     30
The Annuity Period ....................................      20      Legal Proceedings and Opinions ...............     30
   Maturity Date ......................................      20   Appendix A: Condensed Financial
   Allocation of Annuity ..............................      21      Information-- Fund BD III.....................    A-1
   Variable Annuity ...................................      21   Appendix B: Condensed Financial
   Fixed Annuity......................................       21      Information-- Fund BD IV......................    B-1
Payment Options.......................................       22   Appendix C: Contents of the Statement
   Election of Options................................       22      of Additional Information ....................    C-1
   Annuity Options....................................       22
   Variable Liquidity Benefit.........................       22

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                      TRAVELERS PROTECTED EQUITY PORTFOLIO

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. Your payment is automatically directed to the Index Portfolio.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options through which you receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHAT IS THE PRINCIPAL PROTECTION BENEFIT? With the Principal Protection Benefit, you receive, at the end of ten years, 100% of your Purchase Payment less any reductions for withdrawals and related withdrawal charges, or the Contract Value -- whichever is greater.

After the end of the tenth Contract Year, you may (a) remain in the Contract fully invested in the Index Portfolio without a Principal Protection Benefit;
(b) remain in the Contract and transfer all of your Contract Value to the Money Market Portfolio; (c) remain in the Contract and transfer part of your Contract Value to the Money Market Portfolio while leaving the remainder of your Contract Value in the Index Portfolio without the Principal Protection Benefit, (d) purchase another Protected Equity Portfolio contract with the Principal Protection Benefit, (e) transfer to another annuity contract or (f) withdraw your Contract Value. Unless you inform us in writing of a different investment choice, at the end of the tenth Contract Year, we will transfer your Contract Value to the Money Market Portfolio.

Any partial amounts you withdraw from your Contract (including the withdrawal charge) will reduce the amount of principal guaranteed proportionately. If you make a full withdrawal before the end of the tenth Contract Year, the Principal Protection Benefit is no longer in effect. Depending on market conditions, the Cash Surrender Value may be more or less than the guaranteed principal amount.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) Section 403 (b) Rollovers (TSA rollover);
(4) Section 401 Rollovers; and (5) beneficiary-directed transfers of death proceeds from another contract. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this

Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with a single payment of at least $10,000. At this time, the Company does not permit additional payments.

This product is available to owners and annuitants under the age of 85 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Index Portfolio). Where state law requires a different right to return period, or the return of the Purchase Payment, we will comply. You bear the investment risk during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccount, the Separate Account uses your Purchase Payment to purchase shares, at your direction, of the underlying mutual fund ("Underlying Fund") that holds securities consistent with its investment policy. The value of your contract will vary depending on market conditions.

Transfers from the Index Portfolio to the Money Market Portfolio are not permitted until the end of the tenth Contract Year. If you should transfer into the Money Market Portfolio at that time, the Separate Account would purchase units of the Money Market Portfolio in the same way units of the Index Portfolio were purchased using your initial Purchase Payment.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $50,000, we also deduct an annual administrative charge of $30. Both funding options also charge for management and other expenses.

The Principal Protection Benefit provides that you will receive 100% of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Expiration Date. There is an annual charge, the Principal Protection Fee, of up to 2.50%. There is no refund of the Principal Protection Fee.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payment withdrawn. The maximum percentage is 9%, decreasing to 0% in years ten and later.

If you select the Variable Liquidity Benefit, there is a maximum withdrawal charge of up to 9% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENT AND WITHDRAWALS BE TAXED? Generally, the payment you make to purchase a Qualified Contract is made with before-tax dollars. Generally, you will be taxed on your Purchase Payment and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, your Purchase Payment is made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn. WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, if you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. (Please refer to the Death Benefit section in the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

                                    FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      CONTINGENT DEFERRED SALES CHARGE.................  9%(1)
      (as a percentage of the Purchase Payment withdrawn)

      VARIABLE LIQUIDITY BENEFIT CHARGE................  9%(2)

      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE............  $30(3)

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 (1) The contingent deferred sales charge declines to zero after the Purchase Payment has been in the Contract for ten years. The charge is as follows:

         YEARS SINCE PURCHASE PAYMENT MADE             WITHDRAWAL CHARGE
   -----------------------------------------------   ---------------------
    GREATER THAN OR EQUAL TO     BUT LESS THAN
             0 years                2 years                   9%
             2 years                4 years                   8%
             4 years                5 years                   7%
             5 years                6 years                   6%
             6 years                7 years                   5%
             7 years                8 years                   4%
             8 years                9 years                   3%
             9 years               10 years                   2%
            10+ years                                         0%

 (2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after ten years. The charge is as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT MADE     WITHDRAWAL CHARGE
   -----------------------------------------------   ---------------------
    GREATER THAN OR EQUAL TO    BUT LESS THAN
             0 years                2 years                   9%
             2 years                4 years                   8%
             4 years                5 years                   7%
             5 years                6 years                   6%
             6 years                7 years                   5%
             7 years                8 years                   4%
             8 years                9 years                   3%
             9 years               10 years                   2%
            10+ years                                           0%

 (3) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)

       Mortality and Expense Risk Charge...........................   1.25%
       Principal Protection Fee (maximum)..........................   2.50%
       Administrative Expense Charge...............................   0.15%
                                                                    ---------
            Total Annual Separate Account Charges..................   3.90%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                      MINIMUM                     MAXIMUM
                                                               -----------------------    -----------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                   0.34%                       0.42%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)........

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                              DISTRIBUTION
                                                 AND/OR                                  CONTRACTUAL FEE       NET TOTAL
                                                SERVICE                    TOTAL ANNUAL       WAIVER            ANNUAL
                              MANAGEMENT        (12B-1)         OTHER       OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                  FEE             FEES         EXPENSES      EXPENSES      REIMBURSEMENT       EXPENSES
------------------          ---------------- --------------  ------------- ------------  -----------------  ---------------
Money Market Portfolio*....      0.32%            --             0.10%         0.42%            --              0.42%(1)

GREENWICH STREET SERIES
FUND
   Equity Index Portfolio
    -- Class I Shares......      0.31%            --             0.03%         0.34%            --              0.34%

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NOTES

(1) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 *    The Money Market Portfolio is not available until Contract Year eleven.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Maximum Total         1335      2114       2905       4684      435       1314      2205      4484
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............    1327      2092       2869       4619      427       1292      2169      4419

                         CONDENSED FINANCIAL INFORMATION

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See Appendices A and B.


                              THE ANNUITY CONTRACT
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Travelers Protected Equity Portfolio is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make a Purchase Payment to us and we credit it to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payment accumulates tax-deferred in the Index Portfolio during the first ten years of your Contract, and/or the Money Market Portfolio starting in Contract Year eleven. The Contract Owner assumes the risk of gain or loss according to the performance of each fund. The Contract Value is the amount of Purchase Payment, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. After Contract Year ten, there is no guarantee that at the Maturity Date the Contract Value will exceed the amount of the Purchase Payment made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 85 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your Purchase Payment is due and payable before the Contract becomes effective, and must be at least $10,000. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply your Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the

Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
Money Market Portfolio*                   Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class I       Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
                                          The Fund normally invests in equity
                                          securities, or other investments with
                                          similar economic characteristics that
                                          are included in the S&P 500 Index.

--------------
 * The Money Market Portfolio is not available until Contract Year eleven.

PRINCIPAL PROTECTION BENEFIT

When you purchase this Contract, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least 100% of your Purchase Payment, adjusted only for withdrawal reductions, even if the value of your Contract on that date is less than your original Purchase Payment, adjusted for withdrawals. The Purchase Payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Benefit, you must hold your contract until the Principal Expiration Date (ten years). A Principal Protection Fee is associated with this feature. (See Charges and Deductions.) You should not purchase this contract if you intend to surrender within ten years.

You may not transfer out of the Index Portfolio before the end of the tenth Contract Year. You may withdraw or annuitize all or part of your Contract Value before the Principal Protection Expiration Date, subject to withdrawal charges.

The amounts you withdraw (including the withdrawal charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection amount on any date is equal to the initial Purchase Payment allocated to a Protected Funding Option, reduced by all prior withdrawal reductions associated with that fund. A withdrawal reduction is calculated by multiplying the fund's Principal Protection amount immediately prior to the withdrawal by the ratio of the amount of the withdrawal from that fund, including all withdrawal charges and fees, to the value of the fund immediately prior to the withdrawal.

The following example illustrates the effect of withdrawals on the amount of principal protected in both a positive ("Up Market") and negative ("Down Market") environment:

                              UP MARKET WITHDRAWAL

 (a) Contract Value                                    (b) Principal Protection Benefit
--------------------------------------------------------------------------------------------------------------------------
Contract Value before withdrawal          $125,000     Principal Protection Benefit before withdrawal          $100,000
Withdrawal                                $ 25,000
                                          --------
Contract Value after withdrawal           $100,000     Partial Surrender Reduction                             $ 20,000
                                                       $100,000 x $25,000=$20,000
                                                                  -------
                                                                  $125,000
                                                       Principal Protection Benefit after partial
                                                       surrender reduction                                     $ 80,000


            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $80,000

                             DOWN MARKET WITHDRAWAL

 (a) Contract Value                                   (b) Principal Protection Benefit
-------------------------------------------------------------------------------------------------------------------------
Contract Value before withdrawal          $ 80,000    Principal Protection Benefit before withdrawal         $100,000
Withdrawal                                $ 20,000
                                          --------
Contract Value after partial surrender    $ 60,000    Partial Surrender Reduction                            $ 25,000
                                                      $100,000 x $20,000=$25,000
                                                                 -------
                                                                 $80,000
                                                      Principal Protection Benefit after partial
                                                      surrender reduction                                    $ 75,000



         PRINCIPAL PROTECTION BENEFIT AFTER PARTIAL SURRENDER IS $75,000

PRINCIPAL PROTECTION EXPIRATION DATE

The Company will fulfill its obligations under the Principal Protection Benefit on the Principal Expiration Date (which is the last day of the tenth Contract
Year). On that date, we will contribute to your Contract Value any amount needed to bring your Contract Value up to 100% of your original Purchase Payment adjusted for withdrawal reductions. In addition, unless prior to the Principal Expiration Date, you notify us otherwise by Written Request, on the Principal Protection Expiration Date, we will transfer your Contract Value to the Money Market Portfolio, a money market fund. If you do not wish to have your money transferred to the Money Market Portfolio, on and after the Principal Protection Expiration Date, you may remain in the Contract and transfer some of your Contract Value to the Index Portfolio, purchase a new Protected Equity Portfolio Contract, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your Contract Value. ONCE THE PRINCIPAL PROTECTION DATE HAS PASSED, UNLESS YOU PURCHASE A NEW CONTRACT, THE PRINCIPAL PROTECTION BENEFIT IS NO LONGER IN EFFECT. Your registered representative will help you with your decision.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contract

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o   the available funding options and related programs

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for premium taxes.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

We do not deduct a sales charge from the Purchase Payment when it is applied under the Contract. However, a CDSC will be deducted if any or all of the Purchase Payment is withdrawn during the first ten years following the Purchase Payment. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

             YEARS SINCE PURCHASE PAYMENT MADE             WITHDRAWAL CHARGE
      -----------------------------------------------   ------------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years                2 years                    9%
                2 years                4 years                    8%
                4 years                5 years                    7%
                5 years                6 years                    6%
                6 years                7 years                    5%
                7 years                8 years                    4%
                8 years                9 years                    3%
                9 years               10 years                    2%
               10+ years                                          0%

For purposes of the CDSC calculation, withdrawals are deemed to be taken first from:

       (a) any remaining free withdrawal allowance (as described below) then

       (b) any portion of the Purchase Payment not previously withdrawn then

       (c) any contract earnings

Unless you instruct us otherwise, we will deduct the CDSC from the amount requested.

We will not deduct a CDSC:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   due to a minimum distribution as defined by the Internal Revenue Code

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals except those transferred directly to unaffiliated carriers or financial institutions.

PRINCIPAL PROTECTION FEE

When you purchase this Contract, you are purchasing a guarantee on your investment. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the tenth Contract Year), your Contract will be worth at least 100% of your Purchase Payment, less a reduction for withdrawals and withdrawal charges, even if the value of your Contract on that date is less than your Purchase Payment adjusted for withdrawals. Of course, if your Contract Value is more than your original Purchase Payment adjusted for withdrawals, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your Contract Value at a maximum annual rate of 2.50%. The charge varies based on the current market conditions that determine our actual costs associated with the Principal Protection Feature. The charge will be set periodically and will lock in at the time of contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will be between 0.25% and 2.50%. The actual charge will vary due to market conditions, and will be determined by us.

The Principal Protection Benefit will extend for the ten years from the Contract Date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August.

This charge compensates us for expenses incurred in the first Contract Year, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun or

       (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. The deduction is reflected in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 9% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
        -----------------------------------------------    ---------------------
          GREATER THAN OR EQUAL TO    BUT LESS THAN
                  0 years                2 years                    9%
                  2 years                4 years                    8%
                  4 years                5 years                    7%
                  5 years                6 years                    6%
                  6 years                7 years                    5%
                  7 years                8 years                    4%
                  8 years                9 years                    3%
                  9 years               10 years                    2%
                 10+ years                                          0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of each funding option in the fee table. Please review the prospectus for each fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make the Purchase Payment to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS
--------------------------------------------------------------------------------

You may not transfer between funding options until Contract Year eleven at which time you may transfer some or all of your Contract Value between the Index Fund and the Money Market Portfolio.

After the Maturity Date, you may make transfers between funding options only with our consent.


                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payment you made.

If you withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the CDSC) will no longer be protected by the Principal Protection Benefit and will reduce the protected Benefit amount proportionately.

We may defer payment of any Cash Surrender Value for a period of up to seven days after the Written Request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first Contract Year and before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must be invested in the Index Portfolio, have a Contract Value of at least $15,000 and you must make the election on the form we provide. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If an Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant and

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives Due Proof of Death and written payment instructions ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

We will pay the beneficiary a death benefit in an amount equal to the greater of
(1) or (2) below, each reduced by any applicable premium tax or withdrawals not previously deducted:

       (1)  the Contract Value or

       (2) the Purchase Payment less all partial surrender reductions ("return of premium death benefit").

PARTIAL SURRENDER REDUCTION. We will calculate a partial surrender reduction any time a withdrawal is taken from the Contract. The partial surrender reduction is equal to (a) the amount of the return of premium death benefit immediately prior to the withdrawal multiplied by (b) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

The example below is intended to provide you with an illustration of the potential effect of a withdrawal on the return of premium death benefit. The actual death benefit available under your Contract will be based upon your Purchase Payment, withdrawals made and the Contract Value as of the Death Report Date.

           (a) Contract Value                                      (b) Return of Premium Death Benefit
    Contract Value before withdrawal          $125,000       Return of Premium Death Benefit before             $100,000
                                                             withdrawal
    Withdrawal                                  25,000       Withdrawal                                            25,000
                                                ------                                                             ------
    Contract Value after withdrawal            100,000       Partial Surrender Reduction                           20,000
                                                                       $100,000 X $ 25,000=$20,000
                                                                                  --------
                                                                                  $125,000
                                                             Return of Premium Death Benefit after partial
                                                             surrender reduction                                   80,000
                                                             $100,000 - $20,000=$80,000


 THE DEATH BENEFIT VALUE, THEREFORE, IS $100,000. (greater of (a) or (b) above)

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person (s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                                   NON-QUALIFIED CONTRACTS
-----------------------------------  --------------------------  -------------------------------------  --------------------
BEFORE THE MATURITY DATE,            THE COMPANY WILL            UNLESS. . .                            MANDATORY PAYOUT
UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                                               RULES APPLY*
-----------------------------------  --------------------------  -------------------------------------  --------------------
OWNER (WHO IS NOT THE ANNUITANT)     The beneficiary(ies), or    Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                if none, to the CONTRACT    continue the Contract rather than
                                     OWNER'S estate.             receive the distribution.
-----------------------------------  --------------------------  -------------------------------------  --------------------
OWNER (WHO IS THE ANNUITANT)         The beneficiary(ies), or    Unless the beneficiary is the          Yes
(WITH NO JOINT OWNER)                if none, to the CONTRACT    CONTRACT OWNER'S spouse and the
                                     OWNER'S estate.             spouse elects to continue the
                                                                 contract as the new owner rather
                                                                 than receive the distribution.
-----------------------------------  --------------------------  -------------------------------------  --------------------
JOINT OWNER (WHO IS NOT THE          The surviving joint         Unless the surviving joint owner is    Yes
ANNUITANT)                           owner.                      the spouse and elects to continue
                                                                 the Contract.
-----------------------------------  --------------------------  -------------------------------------  --------------------
JOINT OWNER (WHO IS THE ANNUITANT)   The beneficiary(ies), or    Unless the beneficiary is the          Yes
                                     if none, to the             CONTRACT OWNER'S spouse and the
                                     surviving joint owner.      spouse elects to continue the
                                                                 Contract.
-----------------------------------  --------------------------  -------------------------------------  --------------------
ANNUITANT (WHO IS NOT THE            The beneficiary(ies)        Unless the beneficiary is the            No
CONTRACT OWNER)                                                  CONTRACT OWNER'S spouse and the
                                                                 spouse elects to continue the
                                                                 Contract rather than receive a
                                                                 distribution.

                                                                 Or, unless there is a CONTINGENT
                                                                 ANNUITANT. Then, the CONTINGENT
                                                                 ANNUITANT becomes the ANNUITANT
                                                                 and the Contract continues in
                                                                 effect (generally using the
                                                                 original MATURITY DATE). The
                                                                 proceeds will then be paid upon
                                                                 the death of the CONTINGENT
                                                                 ANNUITANT or owner.
-----------------------------------  --------------------------  -------------------------------------  --------------------
ANNUITANT (WHO IS THE CONTRACT       See death of "owner who                                            N/A
OWNER)                               is the ANNUITANT" above.
-----------------------------------  --------------------------  -------------------------------------  --------------------

-----------------------------------  --------------------------  -------------------------------------  --------------------
BEFORE THE MATURITY DATE,            THE COMPANY WILL            UNLESS. . .                            MANDATORY PAYOUT
UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                                               RULES APPLY*
-----------------------------------  --------------------------  -------------------------------------  --------------------
ANNUITANT (WHERE OWNER IS A          The beneficiary(ies)                                               Yes (Death of
NONNATURAL ENTITY/TRUST)             (e.g. the trust).                                                  Annuitant is
                                                                                                        treated as death
                                                                                                        of the owner in
                                                                                                        these
                                                                                                        circumstances.)
-----------------------------------  --------------------------  -------------------------------------  --------------------
CONTINGENT ANNUITANT (ASSUMING       No death proceeds are                                              N/A
ANNUITANT IS STILL ALIVE)            payable; contract
                                     continues.
-----------------------------------  --------------------------  -------------------------------------  --------------------
BENEFICIARY                          No death proceeds are                                              N/A
                                     payable; contract
                                     continues.
-----------------------------------  --------------------------  -------------------------------------  --------------------
CONTINGENT BENEFICIARY               No death proceeds are                                               N/A
                                     payable; contract
                                     continues.
-----------------------------------  --------------------------  -------------------------------------  --------------------
                                                     QUALIFIED CONTRACTS
-----------------------------------  --------------------------  ------------------------------------   --------------------
    BEFORE THE MATURITY DATE,            THE COMPANY WILL        UNLESS. . .                             MANDATORY PAYOUT
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:                                                RULES APPLY*
-----------------------------------  --------------------------  ------------------------------------   --------------------
OWNER/ANNUITANT                      The beneficiary(ies), or                                           Yes
                                     if none, to the CONTRACT
                                     OWNER'S estate.
-----------------------------------  --------------------------  ------------------------------------   --------------------
BENEFICIARY                          No death proceeds are                                              N/A
                                     payable; contract
                                     continues.
-----------------------------------  --------------------------  ------------------------------------   --------------------
CONTINGENT BENEFICIARY               No death proceeds are                                              N/A
                                     payable; contract
                                     continues.
-----------------------------------  --------------------------  ------------------------------------   --------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Nonspousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if Mandatory Distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday for Non-qualified Contracts or, for all contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin less any applicable premium tax not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payment will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options)

The minimum amount that can be placed under an annuity option will be $2,000, unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period Without Life Contingency -- We will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if permitted by your state law, we will refund your Purchase Payment in full. During the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payment or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value (s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Morgan Stanley, NFP Securities, Inc., Piper Jaffray and PFS Investments, Inc. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Greenwich Street Series Fund
   Equity Index Portfolio-- Class I Shares (4/98)...........   2003        0.898           1.124             8,117,883
                                                               2002        1.181           0.898             7,261,504
                                                               2001        1.376           1.181                    --
                                                               2000        1.550           1.376                16,712
                                                               1999        1.314           1.550                16,731
                                                               1998        1.012           1.314                16,752

                       SEPARATE ACCOUNT CHARGES 3.50% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- ---------------  -----------------
Greenwich Street Series Fund
Equity Index Portfolio-- Class I Shares (4/98)..............   2003        1.000           1.282             16,235248

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  ---------------  ------------------
Greenwich Street Series Fund
   Equity Index Portfolio-- Class I Shares (1/98)...........   2003        0.898            1.124          16,952,376
                                                               2002        1.181            0.898          14,211,749
                                                               2001        1.376            1.181             875,616
                                                               2000        1.550            1.376             910,029
                                                               1999        1.314            1.550             935,721
                                                               1998        1.012            1.314             950,940

                       SEPARATE ACCOUNT CHARGES 3.50% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
----------------                                              ------  ---------------  ---------------  ------------------
Greenwich Street Series Fund
Equity Index Portfolio -- Class I Shares (1/98).............   2003        1.000           1.282             120,527,076

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                      The Insurance Company
                      Principal Underwriter
                      Distribution and Principal Underwriting Agreement Valuation of Assets
                      Federal Tax Considerations
                      Independent Accountants
                      Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:
            --------------------------------------------------------------------
Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

L-12949                                                              May 3, 2004

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO



                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY...................................................    2
PRINCIPAL UNDERWRITER...................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................    2
VALUATION OF ASSETS.....................................................    3
FEDERAL TAX CONSIDERATIONS..............................................    4
INDEPENDENT AUDITORS....................................................    7
CONDENSED FINANCIAL INFORMATION.........................................    8
FINANCIAL STATEMENTS....................................................  F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund BD III for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------------------------------------------------------------------------
                            UNDERWRITING COMMISSIONS PAID TO TDLLC      AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                    BY THE COMPANY                           RETAINED BY TDLLC
------------------------------------------------------------------------------------------------------------

2003                                        $73,223                                     $0
------------------------------------------------------------------------------------------------------------

2002                                        $88,393                                     $0
------------------------------------------------------------------------------------------------------------
                                           $104,518                                     $0
2001
------------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

    1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Fund BD III for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Money Market Portfolio (2/98)                               2003        1.145           1.136               3,004,837
                                                               2002        1.148           1.145               5,422,533
                                                               2001        1.124           1.148               5,439,463
                                                               2000        1.076           1.124                       -
                                                               1999        1.041           1.076                       -
                                                               1998        1.007           1.041                       -
                                                               1997        1.000           1.007                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.932           1.175                 821,797
                                                               2002        1.217           0.932                 824,215
                                                               2001        1.408           1.217                 681,503
                                                               2000        1.573           1.408                 460,622
                                                               1999        1.324           1.573                 460,640
                                                               1998        1.046           1.324                  16,764
                                                               1997        1.000           1.046                       -

Scudder Investment VIT Funds
   Scudder VIT EAFE(R) Equity index Fund - Class A
   Shares (9/98)                                               2003        0.685           0.899                  80,483
                                                               2002        0.888           0.685                  33,293
                                                               2001        1.198           0.888                       -
                                                               2000        1.461           1.198                       -
                                                               1999        1.163           1.461                       -
                                                               1998        0.972           1.163                       -
                                                               1997        1.000           0.972                       -

   Scudder VIT Small Cap Index Fund - Class A Shares (1/98)    2003        0.798           1.151                 106,939
                                                               2002        1.022           0.798                  79,957
                                                               2001        1.017           1.022                       -
                                                               2000        1.075           1.017                       -
                                                               1999        0.909           1.075                       -
                                                               1998        0.944           0.909                       -
                                                               1997        1.000           0.944                       -


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.20% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.903           1.132                       -
                                                               2002        1.186           0.903                       -
                                                               2001        1.380           1.186                       -
                                                               2000        1.552           1.380                       -
                                                               1999        1.314           1.552                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               1998        1.044           1.314                       -
                                                               1997        1.000           1.044                       -


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.25% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.755           0.946                       -
                                                               2002        0.992           0.755                       -
                                                               2001        1.155           0.992                       -
                                                               2000        1.299           1.155                       -
                                                               1999        1.100           1.299                       -
                                                               1998        1.000           1.100                       -


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.898           1.124               8,117,883
                                                               2002        1.181           0.898               7,261,504
                                                               2001        1.376           1.181                       -
                                                               2000        1.550           1.376                  16,712
                                                               1999        1.314           1.550                  16,731
                                                               1998        1.000           1.314                  16,752


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.814           1.019                 588,847
                                                               2002        1.072           0.814                 615,272
                                                               2001        1.249           1.072                 703,102
                                                               2000        1.408           1.249                 703,183
                                                               1999        1.194           1.408                 577,193
                                                               1998        1.000           1.194                  22,680


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.40% (C)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.894           1.118                       -
                                                               2002        1.176           0.894                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.371           1.176                       -
                                                               2000        1.545           1.371                       -
                                                               1999        1.310           1.545                       -
                                                               1998        1.044           1.310                       -
                                                               1997        1.000           1.044                       -


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.748           0.935                       -
                                                               2002        0.985           0.748                       -
                                                               2001        1.149           0.985                       -
                                                               2000        1.295           1.149                       -
                                                               1999        1.099           1.295                       -
                                                               1998        1.000           1.099                       -


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.889           1.111                 197,233
                                                               2002        1.171           0.889                 201,539
                                                               2001        1.367           1.171                 207,574
                                                               2000        1.541           1.367                 212,939
                                                               1999        1.308           1.541                 219,822
                                                               1998        1.043           1.308                 220,067
                                                               1997        1.000           1.043                 143,274


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.55% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.889           1.110                       -
                                                               2002        1.172           0.889                       -
                                                               2001        1.368           1.172                       -
                                                               2000        1.544           1.368                       -
                                                               1999        1.311           1.544                       -
                                                               1998        1.000           1.311                       -

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.55% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.597           0.745                 717,972
                                                               2002        0.786           0.597                 729,349
                                                               2001        0.918           0.786                 739,133
                                                               2000        1.000           0.918                 452,147


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.807           1.008                 230,167
                                                               2002        1.065           0.807                 230,267
                                                               2001        1.244           1.065                 230,371
                                                               2000        1.404           1.244                 230,452
                                                               1999        1.193           1.404                 254,591
                                                               1998        1.000           1.193                  24,092


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.879           1.097                   9,617
                                                               2002        1.161           0.879                   9,647
                                                               2001        1.358           1.161                   9,647
                                                               2000        1.534           1.358                   9,672
                                                               1999        1.305           1.534                   9,692
                                                               1998        1.043           1.305                   9,713
                                                               1997        1.000           1.043                  33,723


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.75% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.594           0.740                 162,647
                                                               2002        0.784           0.594                 162,692
                                                               2001        0.917           0.784                 162,786
                                                               2000        1.000           0.917                       -

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.75% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.880           1.097               2,426,355
                                                               2002        1.162           0.880               2,451,216
                                                               2001        1.360           1.162               2,472,146
                                                               2000        1.538           1.360               2,492,334
                                                               1999        1.309           1.538               2,144,703
                                                               1998        1.000           1.309               1,556,018


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.734           0.913               2,462,314
                                                               2002        0.970           0.734               3,262,459
                                                               2001        1.136           0.970               3,356,677
                                                               2000        1.285           1.136               3,366,565
                                                               1999        1.095           1.285               3,384,455
                                                               1998        1.001           1.095               3,460,179


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.870           1.083              71,347,925
                                                               2002        1.151           0.870              74,846,400
                                                               2001        1.349           1.151              78,204,552
                                                               2000        1.527           1.349              62,288,311
                                                               1999        1.302           1.527              36,888,854
                                                               1998        1.042           1.302               2,611,391
                                                               1997        1.000           1.042                       -


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.871           1.084                 173,008
                                                               2002        1.153           0.871                 173,070
                                                               2001        1.352           1.153                 105,473
                                                               2000        1.532           1.352                  27,046
                                                               1999        1.306           1.532                  10,990
                                                               1998        1.000           1.306                  11,011

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.05% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.727           0.903                  13,073
                                                               2002        0.963           0.727                  13,110
                                                               2001        1.130           0.963                  13,148
                                                               2000        1.281           1.130                  61,729
                                                               1999        1.094           1.281                  61,752
                                                               1998        1.000           1.094                  61,777


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.05% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.685           0.851             110,478,634
                                                               2002        0.907           0.685             107,341,391
                                                               2001        1.000           0.907              51,177,207


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 3.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.861           1.069               3,750,491
                                                               2002        1.141           0.861               3,892,402
                                                               2001        1.340           1.141               4,051,968
                                                               2000        1.520           1.340               3,572,891
                                                               1999        1.298           1.520               3,627,419
                                                               1998        1.041           1.298               2,000,628
                                                               1997        1.000           1.041                   9,612


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 3.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.625           0.776             135,823,467
                                                               2002        0.829           0.625             140,160,079
                                                               2001        0.975           0.829             145,663,853
                                                               2000        1.107           0.975             152,615,454
                                                               1999        1.000           1.107              79,071,649

                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 3.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.682           0.846              10,068,181
                                                               2002        0.906           0.682              10,190,542
                                                               2001        1.000           0.906               5,396,299


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 3.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.856           1.062                       -
                                                               2002        1.137           0.856                       -
                                                               2001        1.338           1.137                       -
                                                               2000        1.521           1.338                       -
                                                               1999        1.302           1.521                       -
                                                               1998        1.000           1.302                       -


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.791           0.980                  13,551
                                                               2002        1.052           0.791                  15,627
                                                               2001        1.239           1.052                  17,881
                                                               2000        1.410           1.239                  19,493
                                                               1999        1.208           1.410                  20,820
                                                               1998        1.000           1.208                  22,226


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.40% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.621           0.769               2,073,764
                                                               2002        0.826           0.621               2,222,280
                                                               2001        0.972           0.826               2,268,964
                                                               2000        1.106           0.972               2,279,697
                                                               1999        1.000           1.106               1,197,428

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.50% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.848           1.049                       -
                                                               2002        1.128           0.848                       -
                                                               2001        1.330           1.128                       -
                                                               2000        1.515           1.330                       -
                                                               1999        1.299           1.515                       -
                                                               1998        1.000           1.299                       -



                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                       -
                                                               2002        0.884           0.607                       -
                                                               2001        1.000           0.884                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.024                       -
                                                               2002        1.000           0.787                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.512           0.622                       -
                                                               2002        0.752           0.512                       -
                                                               2001        1.000           0.752                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.738           0.983                       -
                                                               2002        0.879           0.738                       -
                                                               2001        1.000           0.879                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.731           0.984                       -
                                                               2002        0.983           0.731                       -
                                                               2001        1.000           0.983                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.891           1.161                       -
                                                               2002        1.109           0.891                       -
                                                               2001        1.000           1.109                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.565           0.763                       -
                                                               2002        0.805           0.565                       -
                                                               2001        1.000           0.805                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                       -
                                                               2002        1.000           0.844                       -
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.708           0.921                       -
                                                               2002        0.883           0.708                       -
                                                               2001        1.000           0.883                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.787           0.964                       -
                                                               2002        0.969           0.787                       -
                                                               2001        1.000           0.969                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.061           1.167                       -
                                                               2002        1.029           1.061                       -
                                                               2001        1.000           1.029                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.627           0.788                       -
                                                               2002        0.820           0.627                       -
                                                               2001        1.000           0.820                       -

   Fundamental Value Portfolio (4/01)                          2003        0.899           1.227                       -
                                                               2002        1.161           0.899                       -
                                                               2001        1.000           1.161                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.376                       -
                                                               2002        0.401           0.283                       -
                                                               2001        1.000           0.401                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167                       -
                                                               2002        1.051           1.129                       -
                                                               2001        1.000           1.051                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                       -
                                                               2002        0.805           0.558                       -
                                                               2001        1.000           0.805                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                       -
                                                               2002        0.856           0.694                       -
                                                               2001        1.000           0.856                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288                       -
                                                               2002        1.087           0.874                       -
                                                               2001        1.000           1.087                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.891           1.219                       -
                                                               2002        1.208           0.891                       -
                                                               2001        1.000           1.208                       -

   Investors Fund - Class I (5/01)                             2003        0.823           1.072                       -
                                                               2002        1.087           0.823                       -
                                                               2001        1.000           1.087                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Small Cap Growth Fund - Class I (3/01)                      2003        0.820           1.201                       -
                                                               2002        1.276           0.820                       -
                                                               2001        1.000           1.276                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.790                       -
                                                               2002        0.893           0.650                       -
                                                               2001        1.000           0.893                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.851                       -
                                                               2002        0.893           0.644                       -
                                                               2001        1.000           0.893                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.372                       -
                                                               2002        1.000           1.061                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.245                       -
                                                               2002        1.000           1.038                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.390                       -
                                                               2002        1.000           1.074                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.357                       -
                                                               2002        1.000           1.069                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.882           1.138                       -
                                                               2002        1.041           0.882                       -
                                                               2001        1.000           1.041                       -

   Large Cap Portfolio (11/99)                                 2003        0.587           0.720                       -
                                                               2002        0.773           0.587                       -
                                                               2001        1.000           0.773                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.587           0.743                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.594           0.709                       -
                                                               2002        0.807           0.594                       -
                                                               2001        1.000           0.807                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.459           0.583                       -
                                                               2002        0.709           0.459                       -
                                                               2001        1.000           0.709                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                       -
                                                               2002        0.863           0.646                       -
                                                               2001        1.000           0.863                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   MFS Total Return Portfolio (6/00)                           2003        1.059           1.214                       -
                                                               2002        1.136           1.059                       -
                                                               2001        1.000           1.136                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.864           1.144                       -
                                                               2002        1.304           0.864                       -
                                                               2001        1.000           1.304                       -

   Smith Barney High Income Portfolio (5/01)                   2003        0.830           1.042                       -
                                                               2002        0.872           0.830                       -
                                                               2001        1.000           0.872                       -

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.458           0.574                       -
                                                               2002        0.626           0.458                       -
                                                               2001        1.000           0.626                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.739           0.928                       -
                                                               2002        1.007           0.739                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.638           0.926                       -
                                                               2002        0.861           0.638                       -
                                                               2001        1.000           0.861                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.956           1.221                       -
                                                               2002        1.201           0.956                       -
                                                               2001        1.000           1.201                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.070           1.060                       -
                                                               2002        1.074           1.070                       -
                                                               2001        1.000           1.074                       -

   Strategic Equity Portfolio (11/99)                          2003        0.517           0.674                       -
                                                               2002        0.790           0.517                       -
                                                               2001        1.000           0.790                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.121           1.196                       -
                                                               2002        1.115           1.121                       -
                                                               2001        1.000           1.115                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.522           0.646                       -
                                                               2002        0.752           0.522                       -
                                                               2001        1.000           0.752                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.553           0.693                       -
                                                               2002        0.832           0.553                       -
                                                               2001        1.000           0.832                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.965                       -
                                                               2002        0.944           0.691                       -
                                                               2001        1.000           0.944                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.805           1.017                       -
                                                               2002        0.903           0.805                       -
                                                               2001        1.000           0.903                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                       -
                                                               2002        1.027           0.909                       -


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.024                 128,186
                                                               2002        1.000           0.787                  45,190

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366
                                                               1999        1.000           1.127                  96,188

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.736           0.980               1,255,508
                                                               2002        0.877           0.736               1,218,395
                                                               2001        1.039           0.877                 953,012
                                                               2000        1.301           1.039                 106,123
                                                               1999        1.000           1.301                  35,494

   Growth Fund - Class 2 Shares (12/99)                        2003        0.728           0.981               2,688,587
                                                               2002        0.980           0.728               2,192,821
                                                               2001        1.217           0.980               1,418,434
                                                               2000        1.183           1.217                 279,453
                                                               1999        1.000           1.183                  32,012

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.888           1.158               2,790,028
                                                               2002        1.105           0.888               2,285,397
                                                               2001        1.095           1.105               1,207,066
                                                               2000        1.000           1.095                 158,718

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.564           0.761                 522,982
                                                               2002        0.803           0.564                 667,545
                                                               2001        0.963           0.803                 386,790
                                                               2000        1.000           0.963                  19,259

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                  14,072

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.706           0.918                 271,043
                                                               2002        0.881           0.706                 206,340
                                                               2001        1.065           0.881                  96,122
                                                               2000        1.000           1.065                  15,014

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.784           0.962               1,597,967
                                                               2002        0.966           0.784               1,055,953
                                                               2001        1.023           0.966                 456,140
                                                               2000        1.000           1.023                  27,890

   Diversified Strategic Income Portfolio (2/01)               2003        1.058           1.164                 842,149
                                                               2002        1.026           1.058                 501,320
                                                               2001        1.000           1.026                 214,616

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        1.000           0.818                 923,288

   Fundamental Value Portfolio (4/01)                          2003        0.897           1.224               2,305,380
                                                               2002        1.158           0.897               2,138,474
                                                               2001        1.000           1.158                 668,636

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.375               1,087,735
                                                               2002        0.400           0.283                 802,206
                                                               2001        0.673           0.400                 587,522
                                                               2000        1.000           0.673                  16,276

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                  10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                  38,024

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                  76,882

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.000           1.204               1,352,966

   Investors Fund - Class I (5/01)                             2003        0.821           1.069               1,765,663
                                                               2002        1.084           0.821               1,678,687
                                                               2001        1.000           1.084                 688,342

   Small Cap Growth Fund - Class I (3/01)                      2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.000           1.272                 396,736

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.790                  97,605
                                                               2002        0.893           0.650                 101,456
                                                               2001        1.000           0.893                  18,365

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.851                 166,309
                                                               2002        0.893           0.644                 115,889
                                                               2001        1.000           0.893                  38,292

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.372                 843,560
                                                               2002        1.000           1.061                 592,024

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.245                 664,987
                                                               2002        1.000           1.038                  66,095

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.390                 201,746
                                                               2002        1.000           1.074                 162,663

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.357                 351,989
                                                               2002        1.000           1.069                 146,679

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.879           1.135               2,645,190
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.000           1.130                  12,212

   Large Cap Portfolio (11/99)                                 2003        0.585           0.718               1,328,748

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               1999        1.000           1.125                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.586           0.742                 376,707

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.593           0.707                 408,908
                                                               2002        0.805           0.593                 451,779
                                                               2001        1.055           0.805                 193,579
                                                               2000        1.000           1.055                  12,368

   MFS Emerging Growth Portfolio (4/00)                        2003        0.457           0.581                 777,647
                                                               2002        0.707           0.457                 828,116
                                                               2001        1.126           0.707                 495,736
                                                               2000        1.000           1.126                  52,455

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   MFS Total Return Portfolio (6/00)                           2003        1.056           1.211               5,376,924
                                                               2002        1.132           1.056               4,046,493
                                                               2001        1.151           1.132               2,348,284
                                                               2000        1.000           1.151                  62,642

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.862           1.141               3,018,066
                                                               2002        1.300           0.862               3,104,272
                                                               2001        1.377           1.300               1,820,456
                                                               2000        1.000           1.377                  10,437

   Smith Barney High Income Portfolio (5/01)                   2003        0.828           1.039                 865,154
                                                               2002        0.870           0.828                 462,790
                                                               2001        1.000           0.870                 305,604

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.457           0.573                  97,076
                                                               2002        0.624           0.457                  98,165
                                                               2001        0.922           0.624                 130,148
                                                               2000        1.000           0.922                  95,051

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.737           0.925                 786,799
                                                               2002        1.004           0.737               1,033,287
                                                               2001        1.111           1.004                 657,150
                                                               2000        0.998           1.111                  71,969
                                                               1999        1.000           0.998                  46,952

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.636           0.924               2,193,183
                                                               2002        0.859           0.636               2,247,076
                                                               2001        0.998           0.859               1,026,339
                                                               2000        1.090           0.998                  48,107
                                                               1999        1.000           1.090                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.953           1.218                 926,626
                                                               2002        1.198           0.953               1,057,885
                                                               2001        1.352           1.198                 544,002
                                                               2000        1.165           1.352                  53,126
                                                               1999        1.000           1.165                  36,659

   Smith Barney Money Market Portfolio (7/00)                  2003        1.067           1.057               1,716,656
                                                               2002        1.071           1.067               3,010,670
                                                               2001        1.049           1.071               1,230,680
                                                               2000        1.000           1.049                   9,253

   Strategic Equity Portfolio (11/99)                          2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.149           0.925                  40,615
                                                               1999        1.000           1.149                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.118           1.193                 906,536
                                                               2002        1.112           1.118                 915,092
                                                               2001        1.000           1.112                 211,077

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.521           0.644                 127,774
                                                               2002        0.749           0.521                 113,304
                                                               2001        0.967           0.749                  89,971
                                                               2000        1.000           0.967                   5,038

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.551           0.691                 561,096
                                                               2002        0.830           0.551                 574,054
                                                               2001        1.231           0.830                 355,795
                                                               2000        1.000           1.231                  70,059

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.965                 175,378
                                                               2002        0.944           0.691                 137,148
                                                               2001        1.000           0.944                   5,693

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)               2003        0.803           1.014                 426,397
                                                               2002        0.901           0.803                 290,613
                                                               2001        1.045           0.901                 103,316
                                                               2000        1.138           1.045                   2,548
                                                               1999        1.000           1.138                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.183                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.247                   2,224

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.148                  25,474

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.308                   1,726

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.291                  13,149

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.263                  13,722

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.306                   3,766

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.222                   8,845

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.284                   2,149

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.195                   2,822

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.109                   3,253

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.213                   1,426

   Fundamental Value Portfolio (4/01)                          2003        0.966           1.315                  30,308

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.301                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                  21,273

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044                 305,197

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.242                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                  26,008

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                   8,062

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.311                  47,950

   Investors Fund - Class I (5/01)                             2003        0.959           1.246                  11,586

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.418                   1,719

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.168                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.266                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.251                 233,930
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.980           1.173                 267,224
                                                               2002        1.000           0.980                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.244                       -
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.218                       -
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.235                  35,288

   Large Cap Portfolio (11/99)                                 2003        0.967           1.184                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.265                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.158                   4,165

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.232                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.228                   3,127

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.128                 354,044

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.256                  42,581

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.262                  29,513

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.986           1.234                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.215                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.371                  52,757

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.245                  35,234

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.988                  31,339

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.262                  32,350

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.080                   3,588

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.192                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.960           1.200                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.359                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)               2003        0.992           1.250                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.339                   6,015


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.605           0.743                       -
                                                               2002        0.883           0.605                       -
                                                               2001        1.000           0.883                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.020                     636
                                                               2002        1.000           0.786                   3,637

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.509           0.616                       -
                                                               2002        0.749           0.509                       -
                                                               2001        1.000           0.749                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.734           0.975                       -
                                                               2002        0.875           0.734                       -
                                                               2001        1.000           0.875                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.726           0.975                       -
                                                               2002        0.978           0.726                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           0.978                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.885           1.151                   9,264
                                                               2002        1.104           0.885                   9,270
                                                               2001        1.000           1.104                   8,328

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.562           0.757                       -
                                                               2002        0.802           0.562                       -
                                                               2001        1.000           0.802                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.036                       -
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.703           0.913                       -
                                                               2002        0.879           0.703                       -
                                                               2001        1.000           0.879                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.782           0.956                       -
                                                               2002        0.965           0.782                       -
                                                               2001        1.000           0.965                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.055           1.157                       -
                                                               2002        1.024           1.055                       -
                                                               2001        1.000           1.024                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.623           0.781                       -
                                                               2002        0.817           0.623                       -
                                                               2001        1.000           0.817                       -

   Fundamental Value Portfolio (4/01)                          2003        0.894           1.217                       -
                                                               2002        1.157           0.894                       -
                                                               2001        1.000           1.157                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.282           0.373                       -
                                                               2002        0.399           0.282                       -
                                                               2001        1.000           0.399                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.125           1.160                       -
                                                               2002        1.050           1.125                       -
                                                               2001        1.000           1.050                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.556           0.721                       -
                                                               2002        0.804           0.556                       -
                                                               2001        1.000           0.804                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.873                       -
                                                               2002        0.855           0.691                       -
                                                               2001        1.000           0.855                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund - Class I (5/01)                             2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Small Cap Growth Fund - Class I (3/01)                      2003        0.815           1.191                       -
                                                               2002        1.270           0.815                       -
                                                               2001        1.000           1.270                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.648           0.786                       -
                                                               2002        0.891           0.648                       -
                                                               2001        1.000           0.891                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.641           0.846                       -
                                                               2002        0.892           0.641                       -
                                                               2001        1.000           0.892                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.369                       -
                                                               2002        1.000           1.060                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.242                       -
                                                               2002        1.000           1.037                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.387                       -
                                                               2002        1.000           1.073                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.353                       -
                                                               2002        1.000           1.068                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.876           1.129                       -
                                                               2002        1.037           0.876                       -
                                                               2001        1.000           1.037                       -

   Large Cap Portfolio (11/99)                                 2003        0.583           0.714                       -
                                                               2002        0.769           0.583                       -
                                                               2001        1.000           0.769                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.584           0.737                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.591           0.703                       -
                                                               2002        0.803           0.591                       -
                                                               2001        1.000           0.803                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.456           0.578                       -
                                                               2002        0.706           0.456                       -
                                                               2001        1.000           0.706                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.644           0.818                       -
                                                               2002        0.862           0.644                       -
                                                               2001        1.000           0.862                       -

   MFS Total Return Portfolio (6/00)                           2003        1.052           1.204                   7,893
                                                               2002        1.131           1.052                   7,911
                                                               2001        1.000           1.131                   7,931

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.859           1.135                   8,560
                                                               2002        1.298           0.859                   8,566
                                                               2001        1.000           1.298                   7,100

   Smith Barney High Income Portfolio (5/01)                   2003        0.825           1.033                       -
                                                               2002        0.868           0.825                       -
                                                               2001        1.000           0.868                       -

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.455           0.570                       -
                                                               2002        0.623           0.455                       -
                                                               2001        1.000           0.623                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.734           0.920                  26,579
                                                               2002        1.002           0.734                  26,602
                                                               2001        1.000           1.002                  26,626

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.634           0.918                  10,331
                                                               2002        0.858           0.634                  10,355
                                                               2001        1.000           0.858                  10,382

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.950           1.211                  22,951

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2002        1.196           0.950                  22,970
                                                               2001        1.000           1.196                  22,991

   Smith Barney Money Market Portfolio (7/00)                  2003        1.063           1.051                       -
                                                               2002        1.069           1.063                       -
                                                               2001        1.000           1.069                       -

   Strategic Equity Portfolio (11/99)                          2003        0.513           0.668                       -
                                                               2002        0.787           0.513                       -
                                                               2001        1.000           0.787                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.114           1.186                   9,469
                                                               2002        1.110           1.114                   9,476
                                                               2001        1.000           1.110                   8,027

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.519           0.641                       -
                                                               2002        0.748           0.519                       -
                                                               2001        1.000           0.748                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.549           0.687                       -
                                                               2002        0.829           0.549                       -
                                                               2001        1.000           0.829                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.688           0.960                       -
                                                               2002        0.943           0.688                       -
                                                               2001        1.000           0.943                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.800           1.009                       -
                                                               2002        0.900           0.800                       -
                                                               2001        1.000           0.900                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.906           1.230                       -
                                                               2002        1.000           0.906                       -


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.303                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.281                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.193                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.106                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

   Fundamental Value Portfolio (4/01)                          2003        0.966           1.312                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                       -

Putnam Variable Trust

   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                       -

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                       -
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                       -
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                       -
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                       -
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                       -

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                       -

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.254                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.259                       -

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.986           1.231                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.212                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.986                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.078                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.190                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.198                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.991           1.247                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                       -


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                   4,025

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                  34,172

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.303                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.281                  19,255

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.193                  56,139

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.106                 132,433

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Fundamental Value Portfolio (4/01)                          2003        0.966           1.312                  34,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                   5,654

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                   4,077

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                  75,188

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.254                  62,697

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.259                 116,508

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.986           1.231                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.212                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.986                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.078                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.190                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.198                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.991           1.247                   2,583

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                  27,832

                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.122                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.095                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.189                  11,198

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.151                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.149                  24,831

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.194                   8,288

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.119                   2,394

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.265                   7,153

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.177                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.121                  11,777

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.059                   7,260

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.132                   2,383

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.171                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.144                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.175                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.142                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.158                   5,067

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.048                   7,307

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.026                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.182                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.238                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.172                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.149                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.239                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.103                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.153                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.131                  18,486

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.091                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.142                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.124                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.134                       -

   Large Cap Portfolio (11/99)                                 2003        1.000           1.125                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.160                   1,167

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.091                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.107                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.129                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.080                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.138                  15,556

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.103                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.171                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.160                  11,142

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.996                  98,846

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.031                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.130                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.117                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.237                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)               2003        1.000           1.143                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.200                       -


                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.122                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.095                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.189                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.151                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.148                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.194                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.119                       -

   Templeton Developing Markets Securities Fund - Class 2

   Shares (5/03)                                               2003        1.000           1.265                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.177                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.121                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.059                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.131                       -

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.170                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.143                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.175                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.142                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.158                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.026                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.182                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.238                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.172                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.149                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.238                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.103                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.153                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.130                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.091                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.142                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.124                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.134                       -

   Large Cap Portfolio (11/99)                                 2003        1.000           1.125                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.160                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.091                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.107                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.129                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.080                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.137                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.103                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.170                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.160                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.995                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.031                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.130                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.117                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.236                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.143                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.200                       -


                          VINTAGE XTRA, SERIES II (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.020                     636

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.509           0.616                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.734           0.975                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.726           0.975                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.885           1.151                   9,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.562           0.757                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.036                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.703           0.913                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.782           0.956                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.055           1.157                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.623           0.781                       -

   Fundamental Value Portfolio (4/01)                          2003        0.894           1.217                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.282           0.373                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.125           1.160                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.873                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.281                   7,676

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.885           1.209                   9,092

   Investors Fund - Class I (5/01)                             2003        0.818           1.064                  10,006

   Small Cap Growth Fund - Class I (3/01)                      2003        0.815           1.191                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.648           0.786                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.641           0.846                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.369                       -
                                                               2002        1.000           1.060                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.242                       -
                                                               2002        1.000           1.037                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.387                       -
                                                               2002        1.000           1.073                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.353                       -
                                                               2002        1.000           1.068                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.876           1.129                       -

   Large Cap Portfolio (11/99)                                 2003        0.583           0.714                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.584           0.737                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.591           0.703                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.456           0.578                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.644           0.818                       -

   MFS Total Return Portfolio (6/00)                           2003        1.052           1.204                   7,893

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.859           1.135                   8,560

   Smith Barney High Income Portfolio (5/01)                   2003        0.825           1.033                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.634           0.918                  10,331

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.950           1.211                  22,951

   Smith Barney Money Market Portfolio (7/00)                  2003        1.063           1.051                       -

   Strategic Equity Portfolio (11/99)                          2003        0.513           0.668                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.114           1.186                   9,469

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.519           0.641                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.549           0.687                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.688           0.960                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.800           1.009                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.906           1.230                       -


                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.121                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.094                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.188                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.150                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.148                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.193                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.118                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.264                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.176                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.120                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.058                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.131                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Fundamental Value Portfolio (4/01)                          2003        1.000           1.170                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.143                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.174                       -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2003        1.000           1.141                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.157                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.025                       -

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.181                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.237                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.171                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.148                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.238                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.102                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.152                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.130                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.090                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.141                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.123                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.133                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Large Cap Portfolio (11/99)                                 2003        1.000           1.124                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.160                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.091                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.106                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.128                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.080                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.137                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.102                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.170                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.159                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.995                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.030                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.129                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.116                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.236                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.142                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.199                       -


                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                   2,838

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.188                  25,685

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.150                  14,313

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.147                  54,395

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.193                  30,431

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.118                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.176                   8,015

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.120                   8,063

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.058                  31,831

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.130                   9,822

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.169                  61,068

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.174                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.141                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                  27,632

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                   1,830

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.025                  20,461

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB

   Shares (5/01)                                               2003        1.000           1.181                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.237                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.170                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Investors Fund - Class I (5/01)                             2003        1.000           1.148                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.237                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.102                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.152                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                  47,387

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.090                   3,593

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.141                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.123                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.133                  12,528

   Large Cap Portfolio (11/99)                                 2003        1.000           1.124                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.159                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.090                  46,178

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.106                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.137                  70,962

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.079                  56,756

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.136                  12,270

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.102                  19,889

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.159                   4,777

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.995                  46,545

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.117                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.030                   1,863

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.129                   1,323

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.116                  13,162

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.235                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.141                  44,231

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.198                       -


                          VINTAGE XTRA, SERIES II (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                   4,025

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                  34,172

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.303                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.281                  19,255

Greenwich Street Series Fund

   Appreciation Portfolio (4/00)                               2003        0.977           1.193                  56,139

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.106                 132,433

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

   Fundamental Value Portfolio (4/01)                          2003        0.966           1.312                  34,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                       -
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                   5,654

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                   4,077

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                  75,188

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.254                  62,697

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.259                 116,508

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.986                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.078                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.190                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.198                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.991           1.247                   2,583

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                  27,832


                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.188                  12,571

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.149                   2,496

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.147                  98,693

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.193                   1,183

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                  33,112

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.176                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.120                  28,096

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.057                  21,719

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.130                  46,185

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.169                   1,718

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.173                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.025                  79,184

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.170                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.147                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.237                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                  19,652

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.089                  56,399

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.133                  21,231

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.159                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.090                   1,812

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.106                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                  13,260

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.137                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.079                  69,945

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                  13,532

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.136                  63,097

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.101                  10,982

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                  49,733

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.994                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.117                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.029                  39,493

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.129                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.116                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.235                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.141                  77,787

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.198                   1,675

                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.187                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.149                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.147                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.192                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.175                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.119                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.057                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.130                       -

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.169                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.173                       -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.170                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.147                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.236                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.089                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.132                       -

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.158                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.090                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.105                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.136                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.078                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.136                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.101                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.994                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.116                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.029                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.128                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.115                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.141                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.198                       -


                          VINTAGE XTRA, SERIES II (TIC)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.242                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.144                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.303                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.960           1.285                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.258                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.300                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.279                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.190                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.104                   3,284

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.208                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Fundamental Value Portfolio (4/01)                          2003        0.966           1.310                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.296                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.329                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.238                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.253                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042                  27,845

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.040                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.250                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.430                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.305                       -

   Investors Fund - Class I (5/01)                             2003        0.958           1.241                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.412                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.163                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.261                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.246                       -
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.168                   7,110
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.962           1.239                       -
                                                               2002        1.000           0.962                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.961           1.213                       -
                                                               2002        1.000           0.961                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.230                       -

   Large Cap Portfolio (11/99)                                 2003        0.966           1.179                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.259                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.153                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.227                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.223                       -

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.124                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                   1,321

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.251                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.256                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.366                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.240                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        0.999           0.984                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.257                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.076                   4,605

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.187                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.195                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.353                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.991           1.245                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.334                       -

                          VINTAGE XTRA, SERIES II (TIC)

                       SEPARATE ACCOUNT CHARGES 2.25% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.119                  23,528

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.092                  24,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.187                  22,177

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.148                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.146                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.192                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.262                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.175                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.119                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.057                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.129                       -

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.168                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.141                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.172                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.155                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.179                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.235                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.169                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.146                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.236                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.150                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.128                  30,270

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.088                   1,918

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.139                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.132                       -

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.158                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.089                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.105                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.126                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.136                  23,085

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.078                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.135                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.101                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.168                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.993                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.116                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.028                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.128                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.115                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.140                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.197                       -



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.398           0.490                       -
                                                               2002        0.540           0.398                       -
                                                               2001        1.000           0.540                       -

   Money Market Portfolio (2/98)                               2003        1.153           1.144                       -
                                                               2002        1.156           1.153                       -
                                                               2001        1.000           1.156                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                       -
                                                               2002        0.884           0.607                       -
                                                               2001        1.000           0.884                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.512           0.622                       -
                                                               2002        0.752           0.512                       -
                                                               2001        1.000           0.752                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.738           0.983                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.731           0.984                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.891           1.161                       -

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.579           0.815                       -
                                                               2002        0.666           0.579                       -
                                                               2001        1.000           0.666                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.292           1.704                       -
                                                               2002        1.256           1.292                       -
                                                               2001        1.000           1.256                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.715           0.852                       -
                                                               2002        0.872           0.715                       -
                                                               2001        1.000           0.872                       -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.759           0.984                       -
                                                               2002        0.954           0.759                       -
                                                               2001        1.000           0.954                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                       -
                                                               2002        1.000           0.844                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.791           1.028                       -
                                                               2002        1.000           0.791                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.627           0.788                       -
                                                               2002        0.820           0.627                       -
                                                               2001        1.000           0.820                       -

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.757           1.043                       -
                                                               2002        1.000           0.757                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.799           1.024                       -
                                                               2002        1.000           0.799                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.836           0.935                       -
                                                               2002        0.910           0.836                       -
                                                               2001        1.000           0.910                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.645           0.801                       -
                                                               2002        0.930           0.645                       -
                                                               2001        1.000           0.930                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.241           0.347                       -
                                                               2002        0.414           0.241                       -
                                                               2001        1.000           0.414                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.444           0.541                       -
                                                               2002        0.608           0.444                       -
                                                               2001        1.000           0.608                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167                       -
                                                               2002        1.051           1.129                       -
                                                               2001        1.000           1.051                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                       -
                                                               2002        0.805           0.558                       -
                                                               2001        1.000           0.805                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                       -
                                                               2002        0.856           0.694                       -
                                                               2001        1.000           0.856                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288                       -
                                                               2002        1.087           0.874                       -
                                                               2001        1.000           1.087                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.891           1.219                       -
                                                               2002        1.208           0.891                       -
                                                               2001        1.000           1.208                       -

   Investors Fund - Class I (5/01)                             2003        0.823           1.072                       -
                                                               2002        1.087           0.823                       -
                                                               2001        1.000           1.087                       -

   Large Cap Growth Fund - Class I (5/02)                      2003        0.799           1.137                       -
                                                               2002        1.000           0.799                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.820           1.201                       -
                                                               2002        1.276           0.820                       -
                                                               2001        1.000           1.276                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.919           1.141                       -
                                                               2002        1.003           0.919                       -
                                                               2001        1.000           1.003                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.834           1.098                       -
                                                               2002        0.990           0.834                       -
                                                               2001        1.000           0.990                       -

   Equity Income Portfolio (4/00)                              2003        0.882           1.138                       -
                                                               2002        1.041           0.882                       -
                                                               2001        1.000           1.041                       -

   Federated High Yield Portfolio (5/00)                       2003        0.958           1.154                       -
                                                               2002        0.939           0.958                       -
                                                               2001        1.009           0.939                       -

   Federated Stock Portfolio (5/00)                            2003        0.831           1.044                       -
                                                               2002        1.047           0.831                       -
                                                               2001        1.000           1.047                       -

   Large Cap Portfolio (11/99)                                 2003        0.587           0.720                       -
                                                               2002        0.773           0.587                       -
                                                               2001        1.000           0.773                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.587           0.743                       -
                                                               2002        0.685           0.587                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           0.685                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.594           0.709                       -
                                                               2002        0.807           0.594                       -
                                                               2001        1.000           0.807                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.459           0.583                       -
                                                               2002        0.709           0.459                       -
                                                               2001        1.000           0.709                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.371           0.500                       -
                                                               2002        0.736           0.371                       -
                                                               2001        1.000           0.736                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.152           1.213                       -
                                                               2002        1.107           1.152                       -
                                                               2001        1.000           1.107                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                       -
                                                               2002        0.863           0.646                       -
                                                               2001        1.000           0.863                       -

   MFS Total Return Portfolio (6/00)                           2003        1.059           1.214                       -
                                                               2002        1.136           1.059                       -
                                                               2001        1.000           1.136                       -

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.061           1.248                       -
                                                               2002        1.018           1.061                       -
                                                               2001        1.000           1.018                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Strategic Equity Portfolio (11/99)                          2003        0.517           0.674                       -
                                                               2002        0.790           0.517                       -
                                                               2001        1.000           0.790                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.723           0.931                       -
                                                               2002        0.912           0.723                       -
                                                               2001        1.000           0.912                       -

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.628           0.777                       -
                                                               2002        0.907           0.628                       -
                                                               2001        1.000           0.907                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.707           0.892                       -
                                                               2002        0.795           0.707                       -
                                                               2001        1.000           0.795                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.766           0.942                       -
                                                               2002        0.842           0.766                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           0.842                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                       -
                                                               2002        1.027           0.909                       -
                                                               2001        1.000           1.027                       -


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.398           0.489                 989,979
                                                               2002        0.539           0.398                 910,886
                                                               2001        0.741           0.539                 797,412
                                                               2000        1.000           0.741                       -

   Money Market Portfolio (2/98)                               2003        1.145           1.136               3,004,837
                                                               2002        1.148           1.145               5,422,533
                                                               2001        1.124           1.148               5,439,463
                                                               2000        1.076           1.124                       -
                                                               2000        1.076           1.076                       -
                                                               1999        1.041           1.076                       -
                                                               1998        1.007           1.041                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.736           0.980               1,255,508

   Growth Fund - Class 2 Shares (12/99)                        2003        0.728           0.981               2,688,587

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.888           1.158               2,790,028

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.578           0.813                  69,100
                                                               2002        0.664           0.578                  52,299
                                                               2001        0.747           0.664                  35,367
                                                               2000        1.000           0.747                   1,000

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.290           1.701                 421,285
                                                               2002        1.254           1.290                 175,784
                                                               2001        1.171           1.254                  65,865
                                                               2000        1.000           1.171                   1,000

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.713           0.851                 833,711
                                                               2002        0.870           0.713                 431,821
                                                               2001        0.975           0.870                 121,682
                                                               2000        1.000           0.975                   1,000

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.758           0.982                 595,632
                                                               2002        0.952           0.758                 437,002
                                                               2001        1.030           0.952                 258,340
                                                               2000        1.000           1.030                   1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                  14,072

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.791           1.028                 107,889
                                                               2002        1.000           0.791                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        0.949           0.818                 923,288

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.757           1.043                  49,048
                                                               2002        1.000           0.757                       -
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.799           1.024                 187,816
                                                               2002        1.000           0.799                   1,037

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.834           0.934                 898,191
                                                               2002        0.908           0.834                 887,648
                                                               2001        0.971           0.908                 734,043
                                                               2000        1.000           0.971                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.643           0.799                 466,183
                                                               2002        0.928           0.643                 506,583
                                                               2001        1.133           0.928                 331,987
                                                               2000        1.000           1.133                   1,000

   Global Technology Portfolio - Service Shares (5/00)         2003        0.240           0.347                 781,983
                                                               2002        0.414           0.240                 771,229
                                                               2001        0.671           0.414                 459,241
                                                               2000        1.000           0.671                   1,000

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.444           0.540                 932,806
                                                               2002        0.607           0.444                 799,493
                                                               2001        0.797           0.607                 567,306
                                                               2000        1.000           0.797                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                  10,392

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                  38,024

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                  76,882

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.201           1.204               1,352,966

   Investors Fund - Class I (5/01)                             2003        0.821           1.069               1,765,663
                                                               2002        1.084           0.821               1,678,687
                                                               2001        1.150           1.084                 688,342

   Large Cap Growth Fund - Class I (5/02)                      2003        0.799           1.137                 676,213
                                                               2002        1.000           0.799                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.394           1.272                 396,736
The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.917           1.139                 817,572
                                                               2002        1.002           0.917                 303,279
                                                               2001        1.026           1.002                 177,899
                                                               2000        1.000           1.026                   1,000

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.833           1.096                 390,439
                                                               2002        0.988           0.833                 257,622
                                                               2001        1.046           0.988                 223,113
                                                               2000        1.000           1.046                   1,000

   Equity Income Portfolio (4/00)                              2003        0.879           1.135               2,645,190

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.052           1.130                  12,212

   Federated High Yield Portfolio (5/00)                       2003        0.956           1.152                 943,802
                                                               2002        0.937           0.956                 398,965
                                                               2001        0.934           0.937                 288,209
                                                               2000        1.000           0.934                   1,000

   Federated Stock Portfolio (5/00)                            2003        0.830           1.042                 320,165
                                                               2002        1.045           0.830                 177,616
                                                               2001        1.045           1.045                 144,796
                                                               2000        1.000           1.045                   1,000

   Large Cap Portfolio (11/99)                                 2003        0.585           0.718               1,328,748
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               2000        1.125           1.125                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.586           0.742                 376,707
                                                               2002        0.684           0.586                  69,198
                                                               2001        0.942           0.684                  15,435
                                                               2000        1.000           0.942                   1,000

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.593           0.707                 408,908
                                                               2002        0.805           0.593                 451,779

   Merrill Lynch Large Cap Core Portfolio  (continued)         2001        1.055           0.805                 193,579
                                                               2000        1.135           1.055                  12,368

   MFS Emerging Growth Portfolio (4/00)                        2003        0.457           0.581                 777,647
                                                               2002        0.707           0.457                 828,116
                                                               2001        1.126           0.707                 495,736
                                                               2000        1.432           1.126                  52,455

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.370           0.499               1,689,467
                                                               2002        0.735           0.370               1,021,136
                                                               2001        0.978           0.735                 440,334
                                                               2000        1.000           0.978                   1,000

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.150           1.211               1,847,235
                                                               2002        1.105           1.150               1,423,939
                                                               2001        1.048           1.105                 587,507
                                                               2000        1.000           1.048                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   MFS Total Return Portfolio (6/00)                           2003        1.056           1.211               5,376,924
                                                               2002        1.132           1.056               4,046,493
                                                               2001        1.151           1.132               2,348,284

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2000        1.002           1.151                  62,642

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.059           1.246                 154,339
                                                               2002        1.016           1.059                 155,124
                                                               2001        0.991           1.016                  78,635
                                                               2000        1.000           0.991                   1,000

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Strategic Equity Portfolio (11/99)                          2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.000           0.925                  40,615

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.723           0.931                 245,454
                                                               2002        0.912           0.723                 286,548
                                                               2001        1.000           0.912                  90,258

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.628           0.777                  24,160
                                                               2002        0.907           0.628                  10,727
                                                               2001        1.000           0.907                   2,000

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.706           0.891               1,139,118
                                                               2002        0.793           0.706               1,012,947
                                                               2001        0.921           0.793                 674,383
                                                               2000        1.000           0.921                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.766           0.942                 178,424
                                                               2002        0.842           0.766                  54,034
                                                               2001        1.000           0.842                  39,739

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141
                                                               2001        1.000           1.027                 186,709


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.968           1.188                  12,749

   Money Market Portfolio (2/98)                               2003        1.000           0.989                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.183                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.148                  25,474

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.308                   1,726

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.291                  13,149

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.263                  13,722

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.982           1.378                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.005           1.323                   2,295

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.971           1.156                       -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.976           1.263                   9,051

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.222                   8,845

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.977           1.267                       -

Greenwich Street Series Fund

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.213                   1,426

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.306                  64,282

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.237                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.994           1.111                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.988           1.225                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.944           1.359                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.980           1.190                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                  21,273

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044                 305,197

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.242                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                  26,008

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                   8,062

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.311                  47,950

   Investors Fund - Class I (5/01)                             2003        0.959           1.246                  11,586

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.364                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.418                   1,719

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.996           1.235                   1,623

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.977           1.284                       -

   Equity Income Portfolio (4/00)                              2003        0.958           1.235                  35,288

   Federated High Yield Portfolio (5/00)                       2003        1.003           1.206                       -

   Federated Stock Portfolio (5/00)                            2003        0.978           1.225                   3,385

   Large Cap Portfolio (11/99)                                 2003        0.967           1.184                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.265                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.158                   4,165

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.232                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.974           1.311                  37,013

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.014           1.066                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.228                   3,127

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.128                 354,044

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.008           1.184                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.262                  32,350

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.975           1.252                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Enterprise Portfolio - Class II Shares (5/01)               2003        0.966           1.193                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.991           1.248                   3,527

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.954           1.170                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.339                   6,015


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.396           0.486                       -
                                                               2002        0.538           0.396                       -
                                                               2001        1.000           0.538                       -

   Money Market Portfolio (2/98)                               2003        1.141           1.130                       -
                                                               2002        1.146           1.141                       -
                                                               2001        1.000           1.146                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.605           0.743                       -
                                                               2002        0.883           0.605                       -
                                                               2001        1.000           0.883                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.509           0.616                       -
                                                               2002        0.749           0.509                       -
                                                               2001        1.000           0.749                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.734           0.975                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.726           0.975                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.885           1.151                   9,264

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.576           0.809                       -
                                                               2002        0.663           0.576                       -
                                                               2001        1.000           0.663                       -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (5/00)            2003        1.285           1.692                       -
                                                               2002        1.252           1.285                       -
                                                               2001        1.000           1.252                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.711           0.846                       -
                                                               2002        0.869           0.711                       -
                                                               2001        1.000           0.869                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.755           0.977                       -
                                                               2002        0.950           0.755                       -
                                                               2001        1.000           0.950                       -

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.036                       -
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.790           1.025                       -
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.623           0.781                       -
                                                               2002        0.817           0.623                       -
                                                               2001        1.000           0.817                       -

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.756           1.040                       -
                                                               2002        1.000           0.756                   3,000

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.798           1.020                       -
                                                               2002        1.000           0.798                   1,000

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.831           0.929                       -
                                                               2002        0.907           0.831                       -
                                                               2001        1.000           0.907                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.641           0.795                       -
                                                               2002        0.927           0.641                       -
                                                               2001        1.000           0.927                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.240           0.345                       -
                                                               2002        0.413           0.240                       -
                                                               2001        1.000           0.413                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.442           0.537                       -
                                                               2002        0.606           0.442                       -
                                                               2001        1.000           0.606                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.125           1.160                       -
                                                               2002        1.050           1.125                       -
                                                               2001        1.000           1.050                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.556           0.721                       -
                                                               2002        0.804           0.556                       -
                                                               2001        1.000           0.804                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.873                       -
                                                               2002        0.855           0.691                       -
                                                               2001        1.000           0.855                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund - Class I (5/01)                             2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Large Cap Growth Fund - Class I (5/02)                      2003        0.798           1.133                       -
                                                               2002        1.000           0.798                   1,000

   Small Cap Growth Fund - Class I (3/01)                      2003        0.815           1.191                       -
                                                               2002        1.270           0.815                       -
                                                               2001        1.000           1.270                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.914           1.133                       -
                                                               2002        1.000           0.914                       -
                                                               2001        1.000           1.000                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.830           1.090                       -
                                                               2002        0.986           0.830                       -
                                                               2001        1.000           0.986                       -

   Equity Income Portfolio (4/00)                              2003        0.876           1.129                       -
                                                               2002        1.037           0.876                       -
                                                               2001        1.000           1.037                       -

   Federated High Yield Portfolio (5/00)                       2003        0.953           1.146                       -
                                                               2002        0.936           0.953                       -
                                                               2001        1.000           0.936                       -

   Federated Stock Portfolio (5/00)                            2003        0.827           1.036                       -
                                                               2002        1.044           0.827                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           1.044                       -

   Large Cap Portfolio (11/99)                                 2003        0.583           0.714                       -
                                                               2002        0.769           0.583                       -
                                                               2001        1.000           0.769                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.584           0.737                       -
                                                               2002        0.683           0.584                       -
                                                               2001        1.000           0.683                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.591           0.703                       -
                                                               2002        0.803           0.591                       -
                                                               2001        1.000           0.803                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.456           0.578                       -
                                                               2002        0.706           0.456                       -
                                                               2001        1.000           0.706                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.369           0.496                       -
                                                               2002        0.734           0.369                       -
                                                               2001        1.000           0.734                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.146           1.204                       -
                                                               2002        1.103           1.146                       -
                                                               2001        1.000           1.103                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.644           0.818                       -
                                                               2002        0.862           0.644                       -
                                                               2001        1.000           0.862                       -

   MFS Total Return Portfolio (6/00)                           2003        1.052           1.204                   7,893
                                                               2002        1.131           1.052                   7,911
                                                               2001        1.000           1.131                   7,931

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.055           1.239                       -
                                                               2002        1.015           1.055                       -
                                                               2001        1.000           1.015                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (11/99)                          2003        0.513           0.668                       -
                                                               2002        0.787           0.513                       -
                                                               2001        1.000           0.787                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.721           0.926                       -
                                                               2002        0.911           0.721                       -
                                                               2001        1.000           0.911                       -

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.626           0.773                       -
                                                               2002        0.906           0.626                       -
                                                               2001        1.000           0.906                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.703           0.886                       -
                                                               2002        0.792           0.703                       -
                                                               2001        1.000           0.792                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.764           0.937                       -
                                                               2002        0.841           0.764                       -
                                                               2001        1.000           0.841                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.906           1.230                       -
                                                               2002        1.025           0.906                       -
                                                               2001        1.000           1.025                       -


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.968           1.186                       -

   Money Market Portfolio (2/98)                               2003        1.000           0.987                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                       -

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.982           1.375                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.005           1.321                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.971           1.153                       -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.976           1.260                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.976           1.265                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.304                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.234                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.994           1.108                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.988           1.223                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.944           1.356                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.980           1.188                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                       -

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.361                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.996           1.232                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.977           1.281                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                       -

   Federated High Yield Portfolio (5/00)                       2003        1.003           1.204                       -

   Federated Stock Portfolio (5/00)                            2003        0.978           1.223                       -

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.974           1.308                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.014           1.063                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                       -

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                       -

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.008           1.181                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.974           1.249                       -

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.966           1.190                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.991           1.245                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.953           1.167                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                       -


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.968           1.186                       -

   Money Market Portfolio (2/98)                               2003        1.000           0.987                   4,284

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                  34,172

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.982           1.375                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.005           1.321                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.971           1.153                   4,966

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.976           1.260                  10,676

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.976           1.265                   4,335

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.304                   8,114

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.234                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.994           1.108                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.988           1.223                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.944           1.356                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.980           1.188                   9,123

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.361                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.996           1.232                   5,538

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.977           1.281                   8,768

   Equity Income Portfolio (4/00)                              2003        0.958           1.232                   5,654

   Federated High Yield Portfolio (5/00)                       2003        1.003           1.204                   8,508

   Federated Stock Portfolio (5/00)                            2003        0.978           1.223                       -

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                   4,077

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.974           1.308                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.014           1.063                   2,115

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                  75,188

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.008           1.181                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.974           1.249                   8,465

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.966           1.190                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.991           1.245                  11,624

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.953           1.167                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                  27,832



                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003 : The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio is no longer available to new contract owners

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners

Credit Suisse Trust : Emerging Markets Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners

ANNUAL REPORT
DECEMBER 31, 2003

                            THE TRAVELERS FUND BD III
                            FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                       AIM V.I.         ALLIANCEBERNSTEIN
                                                                                       PREMIER              GROWTH AND
                                            CAPITAL               MONEY                 EQUITY                INCOME
                                         APPRECIATION             MARKET                FUND -             PORTFOLIO -
                                             FUND               PORTFOLIO              SERIES I               CLASS B
                                         ------------           ----------            ----------        -----------------
ASSETS:
  Investments at market value:            $1,330,627            $6,519,911            $1,310,368            $  240,016

  Receivables:
    Dividends ................                    --                 1,822                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,330,627             6,521,733             1,310,368               240,016
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   241                 1,267                   239                    43
    Administrative fees ......                    27                   140                    27                     5
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   268                 1,407                   266                    48
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,330,359            $6,520,326            $1,310,102            $  239,968
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       ALLIANCEBERNSTEIN
                                            PREMIER                                     GROWTH            GROWTH-INCOME
                                             GROWTH           GLOBAL GROWTH             FUND -                FUND -
                                          PORTFOLIO -         FUND - CLASS 2           CLASS 2               CLASS 2
                                            CLASS B               SHARES                SHARES                SHARES
                                       -----------------      --------------          ----------          -------------
ASSETS:
  Investments at market value:            $1,966,831            $2,093,236            $4,119,645            $5,109,330

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,966,831             2,093,236             4,119,645             5,109,330
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   365                   393                   776                   941
    Administrative fees ......                    40                    43                    84                   101
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   405                   436                   860                 1,042
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,966,426            $2,092,800            $4,118,785            $5,108,288
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                          DELAWARE                                   DREYFUS VIF                                   MUTUAL
                          VIP REIT            DREYFUS VIF            DEVELOPING             FRANKLIN               SHARES
     EMERGING             SERIES -            APPRECIATION             LEADERS             SMALL CAP             SECURITIES
     MARKETS              STANDARD             PORTFOLIO -           PORTFOLIO -         FUND - CLASS 2        FUND - CLASS 2
    PORTFOLIO              CLASS             INITIAL SHARES        INITIAL SHARES            SHARES                SHARES
   ----------            ----------          --------------        --------------        --------------        --------------
   $  113,658            $1,725,588            $1,280,582            $1,932,078            $  742,876            $1,026,732


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      113,658             1,725,588             1,280,582             1,932,078               742,876             1,026,732
   ----------            ----------            ----------            ----------            ----------            ----------




           21                   315                   237                   348                   143                   193
            2                    35                    26                    40                    15                    21
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

           23                   350                   263                   388                   158                   214
   ----------            ----------            ----------            ----------            ----------            ----------

   $  113,635            $1,725,238            $1,280,319            $1,931,690            $  742,718            $1,026,518
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           TEMPLETON
                                          DEVELOPING            TEMPLETON             TEMPLETON
                                            MARKETS              FOREIGN                GROWTH
                                           SECURITIES           SECURITIES            SECURITIES
                                        FUND - CLASS 2        FUND - CLASS 2        FUND - CLASS 2         APPRECIATION
                                            SHARES                SHARES                SHARES              PORTFOLIO
                                        --------------        --------------        --------------         ------------
ASSETS:
  Investments at market value:            $   35,969            $  516,794            $  227,561            $2,516,109

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                35,969               516,794               227,561             2,516,109
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                     7                    97                    42                   479
    Administrative fees ......                     1                    10                     4                    51
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                     8                   107                    46                   530
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $   35,961            $  516,687            $  227,515            $2,515,579
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                             EQUITY                                                          SALOMON BROTHERS
    DIVERSIFIED              INDEX               EQUITY INDEX                                    VARIABLE           SALOMON BROTHERS
     STRATEGIC            PORTFOLIO -            PORTFOLIO -                                     EMERGING           VARIABLE GROWTH
      INCOME                CLASS I                CLASS II             FUNDAMENTAL            GROWTH FUND -        & INCOME FUND -
     PORTFOLIO               SHARES                 SHARES            VALUE PORTFOLIO         CLASS I SHARES         CLASS I SHARES
   ------------           ------------           ------------         ---------------        ----------------       ----------------
   $  1,895,067           $334,445,771           $  3,922,984           $  4,169,763           $    224,876           $    245,083


             --                     --                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

      1,895,067            334,445,771              3,922,984              4,169,763                224,876                245,083
   ------------           ------------           ------------           ------------           ------------           ------------




            368                 57,122                    733                    787                     45                     47
             39                  6,803                     80                     84                      4                      5
             --                 73,975                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

            407                137,900                    813                    871                     49                     52
   ------------           ------------           ------------           ------------           ------------           ------------

   $  1,894,660           $334,307,871           $  3,922,171           $  4,168,892           $    224,827           $    245,031
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2003

                                                               GLOBAL LIFE              GLOBAL               MID CAP
                                                                 SCIENCES             TECHNOLOGY              GROWTH
                                      BALANCED PORTFOLIO -      PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                        SERVICE SHARES        SERVICE SHARES        SERVICE SHARES        SERVICE SHARES
                                      --------------------    --------------        --------------        --------------
ASSETS:
  Investments at market value:            $2,960,978            $  764,374            $  593,180            $  461,314

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,960,978               764,374               593,180               461,314
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   528                   140                   108                    90
    Administrative fees ......                    61                    16                    12                     9
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   589                   156                   120                    99
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,960,389            $  764,218            $  593,060            $  461,215
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                             LAZARD                                                       MERRILL LYNCH         MERRILL LYNCH
      WORLDWIDE            RETIREMENT                                                   GLOBAL ALLOCATION         SMALL CAP
 GROWTH PORTFOLIO -        SMALL CAP            GROWTH AND              MID-CAP             V.I. FUND -           VALUE V.I.
   SERVICE SHARES          PORTFOLIO         INCOME PORTFOLIO       VALUE PORTFOLIO         CLASS III          FUND - CLASS III
 ------------------       ----------         ----------------       ---------------     -----------------      ----------------
    $1,012,686            $   15,203            $  315,571            $  151,755            $    1,075            $    1,068


            --                    --                    --                    --                    --                    --
    ----------            ----------            ----------            ----------            ----------            ----------

     1,012,686                15,203               315,571               151,755                 1,075                 1,068
    ----------            ----------            ----------            ----------            ----------            ----------




           185                     3                    62                    31                    --                    --
            21                     1                     7                     3                    --                    --
            --                    --                    --                    --                    --                    --
    ----------            ----------            ----------            ----------            ----------            ----------

           206                     4                    69                    34                    --                    --
    ----------            ----------            ----------            ----------            ----------            ----------

    $1,012,480            $   15,199            $  315,502            $  151,721            $    1,075            $    1,068
    ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                         PUTNAM VT             PUTNAM VT
                                          REAL RETURN            TOTAL RETURN            DISCOVERY            INTERNATIONAL
                                          PORTFOLIO -            PORTFOLIO -           GROWTH FUND -          EQUITY FUND -
                                        ADMINISTRATIVE          ADMINISTRATIVE            CLASS IB              CLASS IB
                                             CLASS                  CLASS                  SHARES                SHARES
                                        --------------          --------------         -------------          -------------
ASSETS:
  Investments at market value:            $   172,705            $14,695,093            $   293,200            $   500,033

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                172,705             14,695,093                293,200                500,033
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                     36                  2,731                     51                     95
    Administrative fees ......                      3                    303                      6                     10
    Equity protection fees ...                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                     39                  3,034                     57                    105
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   172,666            $14,692,059            $   293,143            $   499,928
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    PUTNAM VT                                                                                                     SCUDDER
    SMALL CAP                                                                                                    VIT EAFE(R)
  VALUE FUND -                                  INVESTORS             LARGE CAP            SMALL CAP            EQUITY INDEX
    CLASS IB              ALL CAP                 FUND -            GROWTH FUND -         GROWTH FUND -         FUND - CLASS
     SHARES            FUND - CLASS I            CLASS I               CLASS I               CLASS I              A SHARES
  ------------         --------------          ----------           -------------         -------------         ------------
   $3,177,632            $6,044,835            $3,508,987            $  841,021            $1,479,074            $  311,739


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    3,177,632             6,044,835             3,508,987               841,021             1,479,074               311,739
   ----------            ----------            ----------            ----------            ----------            ----------




          589                 1,134                   647                   164                   282                    55
           66                   123                    71                    17                    30                     6
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          655                 1,257                   718                   181                   312                    61
   ----------            ----------            ----------            ----------            ----------            ----------

   $3,176,977            $6,043,578            $3,508,269            $  840,840            $1,478,762            $  311,678
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                     SMITH BARNEY            MULTIPLE
                                          SCUDDER VIT                                   PREMIER             DISCIPLINE
                                           SMALL CAP                                  SELECTIONS           PORTFOLIO -
                                         INDEX FUND -          SMITH BARNEY            ALL CAP               ALL CAP
                                            CLASS A              LARGE CAP              GROWTH              GROWTH AND
                                            SHARES            CORE PORTFOLIO          PORTFOLIO               VALUE
                                         ------------         --------------         ------------          -----------
ASSETS:
  Investments at market value:            $  674,066            $  134,220            $  141,490            $3,262,771

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               674,066               134,220               141,490             3,262,771
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   119                    27                    28                   640
    Administrative fees ......                    14                     2                     3                    65
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   133                    29                    31                   705
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  673,933            $  134,191            $  141,459            $3,262,066
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    MULTIPLE
   DISCIPLINE             MULTIPLE              MULTIPLE
   PORTFOLIO -           DISCIPLINE            DISCIPLINE
     BALANCED            PORTFOLIO -           PORTFOLIO -
     ALL CAP             GLOBAL ALL            LARGE CAP             CONVERTIBLE          DISCIPLINED              EQUITY
    GROWTH AND           CAP GROWTH            GROWTH AND            SECURITIES             MID CAP                INCOME
      VALUE              AND VALUE               VALUE                PORTFOLIO         STOCK PORTFOLIO          PORTFOLIO
   -----------           -----------           -----------           -----------        ---------------          ----------
   $1,513,108            $  319,376            $  482,647            $2,287,464            $1,014,989            $6,809,754


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    1,513,108               319,376               482,647             2,287,464             1,014,989             6,809,754
   ----------            ----------            ----------            ----------            ----------            ----------




          304                    65                    94                   416                   186                 1,243
           31                     6                    10                    47                    21                   139
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          335                    71                   104                   463                   207                 1,382
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,512,773            $  319,305            $  482,543            $2,287,001            $1,014,782            $6,808,372
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           FEDERATED                                                           LAZARD
                                          HIGH YIELD            FEDERATED             LARGE CAP             INTERNATIONAL
                                           PORTFOLIO         STOCK PORTFOLIO          PORTFOLIO           STOCK PORTFOLIO
                                          ----------         ---------------          ----------          ---------------
ASSETS:
  Investments at market value:            $2,763,345            $  706,452            $1,212,204            $  604,055

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,763,345               706,452             1,212,204               604,055
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   483                   129                   232                   109
    Administrative fees ......                    54                    15                    25                    12
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   537                   144                   257                   121
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,762,808            $  706,308            $1,211,947            $  603,934
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                            MFS
  MERRILL LYNCH           EMERGING              MFS MID               PIONEER              TRAVELERS            AIM CAPITAL
    LARGE CAP              GROWTH              CAP GROWTH               FUND              QUALITY BOND          APPRECIATION
 CORE PORTFOLIO          PORTFOLIO              PORTFOLIO            PORTFOLIO              PORTFOLIO             PORTFOLIO
 --------------          ----------            ----------            ----------           ------------          ------------
   $  603,623            $  802,889            $1,331,739            $   16,166            $6,339,804            $1,238,258


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      603,623               802,889             1,331,739                16,166             6,339,804             1,238,258
   ----------            ----------            ----------            ----------            ----------            ----------




          115                   149                   252                     4                 1,147                   237
           12                    17                    28                    --                   130                    25
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          127                   166                   280                     4                 1,277                   262
   ----------            ----------            ----------            ----------            ----------            ----------

   $  603,496            $  802,723            $1,331,459            $   16,162            $6,338,527            $1,237,996
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                      SB ADJUSTABLE
                                           MFS TOTAL                                    RATE INCOME           SMITH BARNEY
                                             RETURN           PIONEER STRATEGIC         PORTFOLIO -            AGGRESSIVE
                                           PORTFOLIO           INCOME PORTFOLIO       CLASS I SHARES        GROWTH PORTFOLIO
                                          -----------         -----------------       --------------        ----------------
ASSETS:
  Investments at market value:            $13,564,758            $   360,060            $    15,818            $ 5,569,140

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             13,564,758                360,060                 15,818              5,569,140
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  2,520                     67                      4                  1,049
    Administrative fees ......                    276                      8                     --                    112
    Equity protection fees ...                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  2,796                     75                      4                  1,161
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $13,561,962            $   359,985            $    15,814            $ 5,567,979
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                        SMITH BARNEY                                SMITH BARNEY
  SMITH BARNEY          INTERNATIONAL          SMITH BARNEY             LARGE             SMITH BARNEY          SMITH BARNEY
   HIGH INCOME         ALL CAP GROWTH            LARGE CAP         CAPITALIZATION            MID CAP            MONEY MARKET
    PORTFOLIO            PORTFOLIO           VALUE PORTFOLIO      GROWTH PORTFOLIO       CORE PORTFOLIO          PORTFOLIO
  ------------         --------------        ---------------      ----------------       --------------         ------------
   $1,986,956            $  188,052            $1,206,255            $2,735,706            $2,037,137            $2,563,648


           --                    --                    --                    --                    --                   554
   ----------            ----------            ----------            ----------            ----------            ----------

    1,986,956               188,052             1,206,255             2,735,706             2,037,137             2,564,202
   ----------            ----------            ----------            ----------            ----------            ----------




          381                    33                   225                   525                   390                   496
           41                     4                    25                    56                    42                    53
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          422                    37                   250                   581                   432                   549
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,986,534            $  188,015            $1,206,005            $2,735,125            $2,036,705            $2,563,653
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          STRATEGIC                                   VAN KAMPEN             COMSTOCK
                                           EQUITY            TRAVELERS MANAGED        ENTERPRISE           PORTFOLIO -
                                          PORTFOLIO           INCOME PORTFOLIO        PORTFOLIO          CLASS II SHARES
                                          ----------         -----------------        ----------         ---------------
ASSETS:
  Investments at market value:            $3,064,316            $1,890,974            $  113,290            $  667,035

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             3,064,316             1,890,974               113,290               667,035
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   571                   358                    22                   120
    Administrative fees ......                    62                    39                     2                    14
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   633                   397                    24                   134
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $3,063,683            $1,890,577            $  113,266            $  666,901
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                              SMITH BARNEY
    EMERGING                                   SMALL CAP                                                       DYNAMIC CAPITAL
     GROWTH               ENTERPRISE             GROWTH             CONTRAFUND(R)         CONTRAFUND(R)          APPRECIATION
   PORTFOLIO -           PORTFOLIO -         OPPORTUNITIES           PORTFOLIO -           PORTFOLIO -            PORTFOLIO -
 CLASS I SHARES        CLASS II SHARES          PORTFOLIO           SERVICE CLASS        SERVICE CLASS 2       SERVICE CLASS 2
 --------------        ---------------       -------------          -------------        ---------------       ---------------
   $  588,445            $   24,683            $  345,546            $  825,799            $2,445,240            $  266,374


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      588,445                24,683               345,546               825,799             2,445,240               266,374
   ----------            ----------            ----------            ----------            ----------            ----------




          112                     5                    64                   164                   443                    50
           12                    --                     7                    17                    50                     5
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          124                     5                    71                   181                   493                    55
   ----------            ----------            ----------            ----------            ----------            ----------

   $  588,321            $   24,678            $  345,475            $  825,618            $2,444,747            $  266,319
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                             MID CAP
                                           PORTFOLIO -
                                         SERVICE CLASS 2            COMBINED
                                         ---------------          ------------
ASSETS:
  Investments at market value:            $  1,513,444            $489,244,074

  Receivables:
    Dividends ................                      --                   2,376
                                          ------------            ------------

      Total Assets ...........               1,513,444             489,246,450
                                          ------------            ------------


LIABILITIES:
  Payables:
    Insurance charges ........                     287                  86,045
    Administrative fees ......                      31                   9,964
    Equity protection fees ...                      --                  73,975
                                          ------------            ------------

      Total Liabilities ......                     318                 169,984
                                          ------------            ------------

NET ASSETS:                               $  1,513,126            $489,076,466
                                          ============            ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                               AIM V.I.     ALLIANCEBERNSTEIN
                                                         CAPITAL             MONEY             PREMIER          GROWTH AND
                                                      APPRECIATION           MARKET         EQUITY FUND -   INCOME PORTFOLIO -
                                                           FUND            PORTFOLIO           SERIES I          CLASS B
                                                      ------------         ---------        -------------   ------------------
INVESTMENT INCOME:
  Dividends ...................................         $     610          $  76,143          $   3,627          $   1,056
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            14,862            131,332             16,540              1,802
  Administrative fees .........................             1,686             14,487              1,846                192
  Equity protection fees ......................                --                 --                 --                 --
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................            16,548            145,819             18,386              1,994
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............           (15,938)           (69,676)           (14,759)              (938)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments           (55,921)                --            (34,227)               636
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (55,921)                --            (34,227)               636
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           313,794                 --            309,797             38,480
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 241,935          $ (69,676)         $ 260,811          $  38,178
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    ALLIANCEBERNSTEIN
                                                         PREMIER          GLOBAL GROWTH                          GROWTH-INCOME
                                                         GROWTH           FUND - CLASS 2      GROWTH FUND -      FUND - CLASS 2
                                                   PORTFOLIO - CLASS B        SHARES          CLASS 2 SHARES         SHARES
                                                   -------------------    --------------      --------------     --------------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $     6,968         $     3,792         $    42,220
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             22,834              22,710              42,829              48,512
  Administrative fees .........................              2,496               2,469               4,632               5,193
  Equity protection fees ......................                 --                  --                  --                  --
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             25,330              25,179              47,461              53,705
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (25,330)            (18,211)            (43,669)            (11,485)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (87,827)            (18,888)            (31,347)            (14,554)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (87,827)            (18,888)            (31,347)            (14,554)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            435,624             537,229           1,011,606             995,887
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $   322,467         $   500,130         $   936,590         $   969,848
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                       DELAWARE       DREYFUS VIF       DREYFUS VIF
   EMERGING            VIP REIT       APPRECIATION       DEVELOPING         FRANKLIN SMALL     MUTUAL SHARES
    MARKETS            SERIES -       PORTFOLIO -    LEADERS PORTFOLIO -      CAP FUND -      SECURITIES FUND -
   PORTFOLIO        STANDARD CLASS   INITIAL SHARES   INITIAL SHARES        CLASS 2 SHARES     CLASS 2 SHARES
   ---------        --------------   --------------  -------------------    --------------    -----------------
   $      --          $  27,164         $  16,129          $     493          $      --          $   3,515
   ---------          ---------         ---------          ---------          ---------          ---------


       1,106             16,569            12,517             20,058              7,398              6,067
         122              1,886             1,386              2,300                797                674
          --                 --                --                 --                 --                 --
   ---------          ---------         ---------          ---------          ---------          ---------

       1,228             18,455            13,903             22,358              8,195              6,741
   ---------          ---------         ---------          ---------          ---------          ---------

      (1,228)             8,709             2,226            (21,865)            (8,195)            (3,226)
   ---------          ---------         ---------          ---------          ---------          ---------



          --              8,340                --                 --                 --                 --
       1,007             20,011           (10,849)             2,319            (31,468)               404
   ---------          ---------         ---------          ---------          ---------          ---------

       1,007             28,351           (10,849)             2,319            (31,468)               404
   ---------          ---------         ---------          ---------          ---------          ---------


      32,195            334,388           189,441            435,587            198,982            119,356
   ---------          ---------         ---------          ---------          ---------          ---------



   $  31,974          $ 371,448         $ 180,818          $ 416,041          $ 159,319          $ 116,534
   =========          =========         =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        TEMPLETON
                                                       DEVELOPING         TEMPLETON
                                                         MARKETS           FOREIGN          TEMPLETON
                                                       SECURITIES         SECURITIES          GROWTH
                                                     FUND - CLASS 2     FUND - CLASS 2   SECURITIES FUND -    APPRECIATION
                                                         SHARES             SHARES         CLASS 2 SHARES       PORTFOLIO
                                                     --------------     --------------   -----------------    ------------
INVESTMENT INCOME:
  Dividends ...................................         $      13          $   6,078          $   1,665         $  14,572
                                                        ---------          ---------          ---------         ---------

EXPENSES:
  Insurance charges ...........................               115              4,917              1,376            26,359
  Administrative fees .........................                12                539                152             2,874
  Equity protection fees ......................                --                 --                 --                --
                                                        ---------          ---------          ---------         ---------

    Total expenses ............................               127              5,456              1,528            29,233
                                                        ---------          ---------          ---------         ---------

      Net investment income (loss) ............              (114)               622                137           (14,661)
                                                        ---------          ---------          ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments                 9            (11,839)               264           (22,860)
                                                        ---------          ---------          ---------         ---------

      Realized gain (loss) ....................                 9            (11,839)               264           (22,860)
                                                        ---------          ---------          ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................             4,614            120,358             35,962           453,717
                                                        ---------          ---------          ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $   4,509          $ 109,141          $  36,363         $ 416,196
                                                        =========          =========          =========         =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    DIVERSIFIED                                                                        SALOMON BROTHERS      SALOMON BROTHERS
     STRATEGIC          EQUITY INDEX          EQUITY INDEX                             VARIABLE EMERGING      VARIABLE GROWTH
       INCOME           PORTFOLIO -            PORTFOLIO -          FUNDAMENTAL           GROWTH FUND -       & INCOME FUND -
     PORTFOLIO         CLASS I SHARES       CLASS II SHARES       VALUE PORTFOLIO        CLASS I SHARES        CLASS I SHARES
   ------------        --------------       ---------------       ---------------      -----------------     ----------------
   $    106,215         $  3,857,470          $     34,693          $     21,178          $         --          $        626
   ------------         ------------          ------------          ------------          ------------          ------------


         17,700            3,620,874                38,235                43,942                 1,370                 1,077
          1,907              431,141                 4,184                 4,712                   140                   117
             --            4,638,305                    --                    --                    --                    --
   ------------         ------------          ------------          ------------          ------------          ------------

         19,607            8,690,320                42,419                48,654                 1,510                 1,194
   ------------         ------------          ------------          ------------          ------------          ------------

         86,608           (4,832,850)               (7,726)              (27,476)               (1,510)                 (568)
   ------------         ------------          ------------          ------------          ------------          ------------



             --                   --                    --                    --                    --                    --
          1,037           (3,343,980)              (28,118)              (13,202)                  279                   451
   ------------         ------------          ------------          ------------          ------------          ------------

          1,037           (3,343,980)              (28,118)              (13,202)                  279                   451
   ------------         ------------          ------------          ------------          ------------          ------------


         34,200           72,821,160               707,654             1,059,665                27,307                22,541
   ------------         ------------          ------------          ------------          ------------          ------------



   $    121,845         $ 64,644,330          $    671,810          $  1,018,987          $     26,076          $     22,424
   ============         ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                         GLOBAL LIFE            GLOBAL            MID CAP
                                                       BALANCED            SCIENCES           TECHNOLOGY           GROWTH
                                                      PORTFOLIO -        PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                     SERVICE SHARES     SERVICE SHARES      SERVICE SHARES     SERVICE SHARES
                                                     --------------     --------------      --------------     --------------
INVESTMENT INCOME:
  Dividends ...................................         $  51,682          $      --          $      --          $      --
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            36,851              8,253              6,645              4,569
  Administrative fees .........................             4,231                903                744                482
  Equity protection fees ......................                --                 --                 --                 --
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................            41,082              9,156              7,389              5,051
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............            10,600             (9,156)            (7,389)            (5,051)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments           (37,215)           (21,296)           (14,375)           (26,933)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (37,215)           (21,296)           (14,375)           (26,933)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           342,533            164,938            206,968            119,400
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 315,918          $ 134,486          $ 185,204          $  87,416
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    WORLDWIDE           LAZARD                                             MERRILL LYNCH       MERRILL LYNCH
     GROWTH           RETIREMENT                                         GLOBAL ALLOCATION       SMALL CAP
   PORTFOLIO -        SMALL CAP         GROWTH AND          MID-CAP          V.I. FUND -     VALUE V.I. FUND -
 SERVICE SHARES       PORTFOLIO      INCOME PORTFOLIO   VALUE PORTFOLIO      CLASS III           CLASS III
 --------------       ---------      ----------------   ---------------  -----------------   -----------------
   $   7,107          $      --          $   1,708         $     661         $      30           $       2
   ---------          ---------          ---------         ---------         ---------           ---------


      11,661                 28                922               357                 1                   2
       1,300                  3                 95                36                --                  --
          --                 --                 --                --                --                  --
   ---------          ---------          ---------         ---------         ---------           ---------

      12,961                 31              1,017               393                 1                   2
   ---------          ---------          ---------         ---------         ---------           ---------

      (5,854)               (31)               691               268                29                  --
   ---------          ---------          ---------         ---------         ---------           ---------



          --                 --                 --             1,366                --                  --
     (78,737)                 2                 60                12                --                  --
   ---------          ---------          ---------         ---------         ---------           ---------

     (78,737)                 2                 60             1,378                --                  --
   ---------          ---------          ---------         ---------         ---------           ---------


     257,772                810             20,714             9,966                46                  68
   ---------          ---------          ---------         ---------         ---------           ---------



   $ 173,181          $     781          $  21,465         $  11,612         $      75           $      68
   =========          =========          =========         =========         =========           =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                            PUTNAM VT          PUTNAM VT
                                                       REAL RETURN       TOTAL RETURN        DISCOVERY        INTERNATIONAL
                                                       PORTFOLIO -        PORTFOLIO -      GROWTH FUND -      EQUITY FUND -
                                                     ADMINISTRATIVE     ADMINISTRATIVE       CLASS IB           CLASS IB
                                                          CLASS              CLASS            SHARES             SHARES
                                                     --------------     --------------     -------------      -------------
INVESTMENT INCOME:
  Dividends ...................................         $     403          $ 407,349         $      --          $   3,123
                                                        ---------          ---------         ---------          ---------

EXPENSES:
  Insurance charges ...........................               666            192,183             3,390              5,522
  Administrative fees .........................                59             21,456               395                598
  Equity protection fees ......................                --                 --                --                 --
                                                        ---------          ---------         ---------          ---------

    Total expenses ............................               725            213,639             3,785              6,120
                                                        ---------          ---------         ---------          ---------

      Net investment income (loss) ............              (322)           193,710            (3,785)            (2,997)
                                                        ---------          ---------         ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             3,114            116,205                --                 --
    Realized gain (loss) on sale of investments                43             77,733              (667)            57,522
                                                        ---------          ---------         ---------          ---------

      Realized gain (loss) ....................             3,157            193,938              (667)            57,522
                                                        ---------          ---------         ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................              (399)            87,975            73,945             58,437
                                                        ---------          ---------         ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $   2,436          $ 475,623         $  69,493          $ 112,962
                                                        =========          =========         =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                              SCUDDER
     PUTNAM VT                                                                                              VIT EAFE(R)
     SMALL CAP                                                                                             EQUITY INDEX
   VALUE FUND -                                                    LARGE CAP            SMALL CAP             FUND -
     CLASS IB             ALL CAP          INVESTORS FUND -      GROWTH FUND -        GROWTH FUND -          CLASS A
      SHARES           FUND - CLASS I          CLASS I              CLASS I              CLASS I              SHARES
   ------------        --------------      ----------------      -------------        -------------        ------------
   $     6,766          $    13,253          $    43,259          $       153          $        --          $    10,209
   -----------          -----------          -----------          -----------          -----------          -----------


        29,793               68,256               39,523                5,315               15,749                2,885
         3,342                7,417                4,361                  557                1,706                  339
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

        33,135               75,673               43,884                5,872               17,455                3,224
   -----------          -----------          -----------          -----------          -----------          -----------

       (26,369)             (62,420)                (625)              (5,719)             (17,455)               6,985
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
        17,965             (128,498)             (16,259)               3,999             (109,600)             (32,188)
   -----------          -----------          -----------          -----------          -----------          -----------

        17,965             (128,498)             (16,259)               3,999             (109,600)             (32,188)
   -----------          -----------          -----------          -----------          -----------          -----------


       938,514            1,746,647              812,790              117,806              550,749              100,260
   -----------          -----------          -----------          -----------          -----------          -----------



   $   930,110          $ 1,555,729          $   795,906          $   116,086          $   423,694          $    75,057
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         SCUDDER                             SMITH BARNEY         MULTIPLE
                                                        VIT SMALL                               PREMIER          DISCIPLINE
                                                        CAP INDEX                             SELECTIONS        PORTFOLIO -
                                                         FUND -          SMITH BARNEY          ALL CAP            ALL CAP
                                                         CLASS A          LARGE CAP             GROWTH           GROWTH AND
                                                         SHARES         CORE PORTFOLIO        PORTFOLIO            VALUE
                                                        ---------       --------------       ------------       -----------
INVESTMENT INCOME:
  Dividends ...................................         $   5,321          $     527          $      --          $   1,469
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................             6,802              1,516              1,775             23,558
  Administrative fees .........................               798                163                186              2,457
  Equity protection fees ......................                --                 --                 --                 --
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................             7,600              1,679              1,961             26,015
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............            (2,279)            (1,152)            (1,961)           (24,546)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                140
    Realized gain (loss) on sale of investments           (62,982)            (1,503)            (1,029)            (1,486)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (62,982)            (1,503)            (1,029)            (1,346)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           254,881             25,265             39,087            485,539
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 189,620          $  22,610          $  36,097          $ 459,647
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    MULTIPLE
   DISCIPLINE             MULTIPLE             MULTIPLE
   PORTFOLIO -           DISCIPLINE           DISCIPLINE
     BALANCED           PORTFOLIO -           PORTFOLIO -
     ALL CAP             GLOBAL ALL           LARGE CAP           CONVERTIBLE          DISCIPLINED             EQUITY
   GROWTH AND            CAP GROWTH           GROWTH AND          SECURITIES             MID CAP               INCOME
      VALUE              AND VALUE              VALUE              PORTFOLIO         STOCK PORTFOLIO         PORTFOLIO
   -----------          -----------          -----------          -----------        ---------------        -----------
   $     3,898          $       487          $     1,193          $    63,055          $     2,622          $    54,415
   -----------          -----------          -----------          -----------          -----------          -----------


         9,104                3,680                4,464               21,040               10,780               69,338
           948                  377                  462                2,392                1,217                7,772
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

        10,052                4,057                4,926               23,432               11,997               77,110
   -----------          -----------          -----------          -----------          -----------          -----------

        (6,154)              (3,570)              (3,733)              39,623               (9,375)             (22,695)
   -----------          -----------          -----------          -----------          -----------          -----------



            21                1,060                2,293                   --                   --                   --
         2,278                3,139                2,237                 (478)                (897)             (21,189)
   -----------          -----------          -----------          -----------          -----------          -----------

         2,299                4,199                4,530                 (478)                (897)             (21,189)
   -----------          -----------          -----------          -----------          -----------          -----------


       130,298               64,162               78,971              307,682              243,082            1,421,003
   -----------          -----------          -----------          -----------          -----------          -----------



   $   126,443          $    64,791          $    79,768          $   346,827          $   232,810          $ 1,377,119
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        FEDERATED         FEDERATED                              LAZARD
                                                       HIGH YIELD           STOCK            LARGE CAP        INTERNATIONAL
                                                        PORTFOLIO         PORTFOLIO          PORTFOLIO       STOCK PORTFOLIO
                                                        ---------         ---------          ---------       ---------------
INVESTMENT INCOME:
  Dividends ...................................         $ 178,249         $   9,149          $   4,298          $   9,589
                                                        ---------         ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            24,840             7,057             13,024              4,266
  Administrative fees .........................             2,800               796              1,389                489
  Equity protection fees ......................                --                --                 --                 --
                                                        ---------         ---------          ---------          ---------

    Total expenses ............................            27,640             7,853             14,413              4,755
                                                        ---------         ---------          ---------          ---------

      Net investment income (loss) ............           150,609             1,296            (10,115)             4,834
                                                        ---------         ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                --                 --                 --
    Realized gain (loss) on sale of investments             3,395           (22,674)           (21,689)             6,356
                                                        ---------         ---------          ---------          ---------

      Realized gain (loss) ....................             3,395           (22,674)           (21,689)             6,356
                                                        ---------         ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           182,796           146,685            233,258             80,428
                                                        ---------         ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 336,800         $ 125,307          $ 201,454          $  91,618
                                                        =========         =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                            MFS                               TRAVELERS
 MERRILL LYNCH                             MID CAP           PIONEER           QUALITY         AIM CAPITAL
   LARGE CAP         MFS EMERGING          GROWTH              FUND              BOND          APPRECIATION
CORE PORTFOLIO     GROWTH PORTFOLIO      PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
--------------     ----------------      ---------          ---------         ---------        ------------
   $   3,765          $      --          $      --          $     212         $ 303,786         $      --
   ---------          ---------          ---------          ---------         ---------         ---------


       7,239              9,554             12,554                 15            81,727            11,935
         793              1,048              1,366                 --             9,312             1,271
          --                 --                 --                 --                --                --
   ---------          ---------          ---------          ---------         ---------         ---------

       8,032             10,602             13,920                 15            91,039            13,206
   ---------          ---------          ---------          ---------         ---------         ---------

      (4,267)           (10,602)           (13,920)               197           212,747           (13,206)
   ---------          ---------          ---------          ---------         ---------         ---------



          --                 --                 --                 --            14,448                --
     (49,574)           (77,718)           (48,803)                 1            10,442            (1,275)
   ---------          ---------          ---------          ---------         ---------         ---------

     (49,574)           (77,718)           (48,803)                 1            24,890            (1,275)
   ---------          ---------          ---------          ---------         ---------         ---------


     138,885            253,357            323,930                264            70,937           228,426
   ---------          ---------          ---------          ---------         ---------         ---------



   $  85,044          $ 165,037          $ 261,207          $     462         $ 308,574         $ 213,945
   =========          =========          =========          =========         =========         =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                               PIONEER          SB ADJUSTABLE         SMITH BARNEY
                                                         MFS TOTAL            STRATEGIC           RATE INCOME          AGGRESSIVE
                                                           RETURN               INCOME           PORTFOLIO -             GROWTH
                                                         PORTFOLIO            PORTFOLIO         CLASS I SHARES          PORTFOLIO
                                                        -----------          -----------        --------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $   285,214          $    30,769          $        53          $        --
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................             148,388                4,426                   35               62,928
  Administrative fees .........................              16,350                  488                    3                6,799
  Equity protection fees ......................                  --                   --                   --                   --
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................             164,738                4,914                   38               69,727
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............             120,476               25,855                   15              (69,727)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments             (28,727)              (2,703)                  --             (150,672)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................             (28,727)              (2,703)                  --             (150,672)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           1,503,999               29,945                  (28)           1,476,746
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 1,595,748          $    53,097          $       (13)         $ 1,256,347
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                     SMITH BARNEY                         SMITH BARNEY
 SMITH BARNEY       INTERNATIONAL       SMITH BARNEY          LARGE          SMITH BARNEY        SMITH BARNEY
  HIGH INCOME           ALL CAP           LARGE CAP       CAPITALIZATION       MID CAP           MONEY MARKET
   PORTFOLIO       GROWTH PORTFOLIO   VALUE PORTFOLIO    GROWTH PORTFOLIO   CORE PORTFOLIO        PORTFOLIO
 ------------      ----------------   ---------------    ----------------   --------------       ------------
   $ 137,234          $   1,731          $  18,407          $     495          $      --          $  20,422
   ---------          ---------          ---------          ---------          ---------          ---------


      17,872              2,347             15,107             30,314             23,430             42,283
       1,953                270              1,643              3,222              2,550              4,505
          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------

      19,825              2,617             16,750             33,536             25,980             46,788
   ---------          ---------          ---------          ---------          ---------          ---------

     117,409               (886)             1,657            (33,041)           (25,980)           (26,366)
   ---------          ---------          ---------          ---------          ---------          ---------



          --                 --                 --                 --                 --                 --
     (17,356)           (41,893)          (111,353)           (72,787)           (70,258)                --
   ---------          ---------          ---------          ---------          ---------          ---------

     (17,356)           (41,893)          (111,353)           (72,787)           (70,258)                --
   ---------          ---------          ---------          ---------          ---------          ---------


     181,787             86,082            339,646            885,342            500,941                 --
   ---------          ---------          ---------          ---------          ---------          ---------



   $ 281,840          $  43,303          $ 229,950          $ 779,514          $ 404,703          $ (26,366)
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                           TRAVELERS                             COMSTOCK
                                                        STRATEGIC           MANAGED           VAN KAMPEN        PORTFOLIO -
                                                          EQUITY             INCOME           ENTERPRISE         CLASS II
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO           SHARES
                                                        ---------          ---------          ----------        -----------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $  75,848          $     156          $   3,991
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            32,304             21,766              1,289              6,980
  Administrative fees .........................             3,556              2,357                139                790
  Equity protection fees ......................                --                 --                 --                 --
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................            35,860             24,123              1,428              7,770
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............           (35,860)            51,725             (1,272)            (3,779)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments           (34,589)            (9,046)            (2,796)           (22,440)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (34,589)            (9,046)            (2,796)           (22,440)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           703,018             56,112             24,353            159,469
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 632,569          $  98,791          $  20,285          $ 133,250
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                   DYNAMIC
                                       SMITH BARNEY                                                CAPITAL
    EMERGING                            SMALL CAP                                                APPRECIATION
     GROWTH           ENTERPRISE          GROWTH          CONTRAFUND(R)      CONTRAFUND(R)       PORTFOLIO -
   PORTFOLIO -        PORTFOLIO -      OPPORTUNITIES       PORTFOLIO -        PORTFOLIO -          SERVICE
 CLASS I SHARES    CLASS II SHARES       PORTFOLIO        SERVICE CLASS     SERVICE CLASS 2        CLASS 2
 --------------    ---------------     -------------      -------------     ---------------      ------------
   $      --          $      27          $      --          $   1,592          $   6,043          $      --
   ---------          ---------          ---------          ---------          ---------          ---------


       7,160                160              3,748              7,598             27,598              2,398
         775                 17                417                816              3,106                265
          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------

       7,935                177              4,165              8,414             30,704              2,663
   ---------          ---------          ---------          ---------          ---------          ---------

      (7,935)              (150)            (4,165)            (6,822)           (24,661)            (2,663)
   ---------          ---------          ---------          ---------          ---------          ---------



          --                 --                 --                 --                 --                 --
     (11,232)               (82)            (1,681)             3,314             (3,167)               387
   ---------          ---------          ---------          ---------          ---------          ---------

     (11,232)               (82)            (1,681)             3,314             (3,167)               387
   ---------          ---------          ---------          ---------          ---------          ---------


     136,237              3,027            104,399            143,287            535,033             39,836
   ---------          ---------          ---------          ---------          ---------          ---------



   $ 117,070          $   2,795          $  98,553          $ 139,779          $ 507,205          $  37,560
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          MID CAP
                                                        PORTFOLIO -
                                                          SERVICE
                                                          CLASS 2               COMBINED
                                                        ------------          ------------
INVESTMENT INCOME:
  Dividends ...................................         $      2,432          $  5,996,381
                                                        ------------          ------------

EXPENSES:
  Insurance charges ...........................               14,803             5,350,874
  Administrative fees .........................                1,608               621,633
  Equity protection fees ......................                   --             4,638,305
                                                        ------------          ------------

    Total expenses ............................               16,411            10,610,812
                                                        ------------          ------------

      Net investment income (loss) ............              (13,979)           (4,614,431)
                                                        ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --               146,987
    Realized gain (loss) on sale of investments                1,911            (4,845,714)
                                                        ------------          ------------

      Realized gain (loss) ....................                1,911            (4,698,727)
                                                        ------------          ------------

    Change in unrealized gain (loss)
      on investments ..........................              382,006            97,849,656
                                                        ------------          ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $    369,938          $ 88,536,498
                                                        ============          ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     CAPITAL                                                AIM V.I. PREMIER
                                                   APPRECIATION                 MONEY MARKET                  EQUITY FUND -
                                                       FUND                      PORTFOLIO                      SERIES I
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (15,938)  $      1,151   $    (69,676)  $    (14,908)  $    (14,759)  $     (9,239)
  Realized gain (loss) ..................       (55,921)      (155,252)            --             --        (34,227)       (12,565)
  Change in unrealized gain (loss)
    on investments ......................       313,794       (221,505)            --             --        309,797       (309,252)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       241,935       (375,606)       (69,676)       (14,908)       260,811       (331,056)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       187,927        117,778      1,551,495      8,758,371         11,499        164,893
  Participant transfers from other
    funding options .....................        60,941        283,039      5,112,690     12,439,436        141,339        801,610
  Administrative charges ................          (390)          (371)        (3,111)        (2,387)          (339)          (295)
  Contract surrenders ...................       (49,914)      (159,607)      (978,508)      (223,726)       (79,249)       (15,862)
  Participant transfers to other
    funding options .....................      (116,321)      (246,171)   (10,148,447)   (20,263,172)      (131,069)       (46,730)
  Other payments to participants ........          (583)            --        251,316       (628,033)       (40,025)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        81,660         (5,332)    (4,214,565)        80,489        (97,844)       903,616
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       323,595       (380,938)    (4,284,241)        65,581        162,967        572,560


NET ASSETS:
    Beginning of year ...................     1,006,764      1,387,702     10,804,567     10,738,986      1,147,135        574,575
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,330,359   $  1,006,764   $  6,520,326   $ 10,804,567   $  1,310,102   $  1,147,135
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                              ALLIANCEBERNSTEIN
                                                  GROWTH AND               ALLIANCEBERNSTEIN
                                                    INCOME                      PREMIER                  GLOBAL GROWTH
                                                 PORTFOLIO -               GROWTH PORTFOLIO -            FUND - CLASS 2
                                                    CLASS B                     CLASS B                      SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $      (938)  $      (106)  $   (25,330)  $   (23,616)  $   (18,211)  $    (8,004)
  Realized gain (loss) ..................          636            84       (87,827)      (49,720)      (18,888)       (5,421)
  Change in unrealized gain (loss)
    on investments ......................       38,480          (586)      435,624      (529,310)      537,229      (229,899)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       38,178          (608)      322,467      (602,646)      500,130      (243,324)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       44,061         3,536       177,190       192,399       284,434       280,741
  Participant transfers from other
    funding options .....................      115,376        40,240       181,735       545,390       129,722       237,178
  Administrative charges ................          (30)           --          (703)         (700)         (365)         (334)
  Contract surrenders ...................         (369)           --       (34,806)      (14,702)      (34,077)       (1,564)
  Participant transfers to other
    funding options .....................         (416)           --      (160,882)     (134,568)      (88,997)         (866)
  Other payments to participants ........           --            --       (15,619)       (7,853)     (113,475)       (7,151)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      158,622        43,776       146,915       579,966       177,242       508,004
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      196,800        43,168       469,382       (22,680)      677,372       264,680


NET ASSETS:
    Beginning of year ...................       43,168            --     1,497,044     1,519,724     1,415,428     1,150,748
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   239,968   $    43,168   $ 1,966,426   $ 1,497,044   $ 2,092,800   $ 1,415,428
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                            DELAWARE
     GROWTH FUND -                GROWTH-INCOME                 EMERGING                    VIP REIT
        CLASS 2                   FUND - CLASS 2                 MARKETS                    SERIES -
         SHARES                       SHARES                    PORTFOLIO                STANDARD CLASS
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (43,669)  $   (34,317)  $   (11,485)  $    (7,688)  $    (1,228)  $      (908)  $     8,709   $     2,036
    (31,347)      (59,851)      (14,554)      (19,202)        1,007       (23,367)       28,351         4,809

  1,011,606      (607,764)      995,887      (491,929)       32,195        24,488       334,388       (13,999)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    936,590      (701,932)      969,848      (518,819)       31,974           213       371,448        (7,154)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    443,043       819,065       602,886       690,002        18,469         4,024        86,706       230,957

    597,176       500,932     1,256,922       878,161        90,039       924,353       574,526       479,697
     (1,024)         (761)       (1,000)         (738)          (47)          (13)         (629)         (347)
    (43,880)      (20,328)      (42,715)      (17,777)       (1,665)     (153,823)      (43,376)      (15,272)

    (62,510)     (187,445)     (167,902)      (93,993)      (66,983)     (918,894)     (189,816)      (53,190)
    (79,458)           --      (171,432)           --        (1,814)           --        (4,425)           --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    853,347     1,111,463     1,476,759     1,455,655        37,999      (144,353)      422,986       641,845
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,789,937       409,531     2,446,607       936,836        69,973      (144,140)      794,434       634,691



  2,328,848     1,919,317     2,661,681     1,724,845        43,662       187,802       930,804       296,113
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 4,118,785   $ 2,328,848   $ 5,108,288   $ 2,661,681   $   113,635   $    43,662   $ 1,725,238   $   930,804
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 DREYFUS VIF                  DREYFUS VIF
                                                 APPRECIATION                  DEVELOPING               FRANKLIN SMALL
                                                 PORTFOLIO -              LEADERS PORTFOLIO -             CAP FUND -
                                                INITIAL SHARES               INITIAL SHARES             CLASS 2 SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $     2,226   $     1,881   $   (21,865)  $   (12,624)  $    (8,195)  $    (7,026)
  Realized gain (loss) ..................      (10,849)       (3,022)        2,319       (19,678)      (31,468)      (37,783)
  Change in unrealized gain (loss)
    on investments ......................      189,441       (81,348)      435,587      (133,933)      198,982      (159,735)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      180,818       (82,489)      416,041      (166,235)      159,319      (204,544)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       55,045        45,238        78,063       154,434       110,780       135,590
  Participant transfers from other
    funding options .....................      508,744       489,461       406,031       707,536        96,434       281,962
  Administrative charges ................         (244)         (107)         (495)         (283)         (292)         (275)
  Contract surrenders ...................      (10,978)       (1,322)      (24,256)      (32,289)       (9,797)       (2,081)
  Participant transfers to other
    funding options .....................     (146,807)      (16,495)     (192,224)      (90,043)      (72,427)     (159,551)
  Other payments to participants ........           --            --        (2,082)      (20,039)      (59,563)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      405,760       516,775       265,037       719,316        65,135       255,645
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      586,578       434,286       681,078       553,081       224,454        51,101


NET ASSETS:
    Beginning of year ...................      693,741       259,455     1,250,612       697,531       518,264       467,163
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,280,319   $   693,741   $ 1,931,690   $ 1,250,612   $   742,718   $   518,264
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    TEMPLETON                  TEMPLETON
                                    DEVELOPING                  FOREIGN
      MUTUAL SHARES                   MARKETS                 SECURITIES                TEMPLETON GROWTH
    SECURITIES FUND -           SECURITIES FUND -            FUND - CLASS 2            SECURITIES FUND -
      CLASS 2 SHARES              CLASS 2 SHARES                SHARES                   CLASS 2 SHARES
-------------------------   -------------------------  -------------------------   -------------------------
    2003          2002          2003          2002         2003          2002          2003          2002
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$    (3,226)  $      (218)  $      (114)  $        --  $       622   $       254   $       137   $         6
        404            37             9            --      (11,839)       (2,217)          264          (520)

    119,356          (597)        4,614            --      120,358       (47,852)       35,962          (284)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    116,534          (778)        4,509            --      109,141       (49,815)       36,363          (798)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    264,837         2,000        14,079            --       58,600        64,063        58,217         2,000

    518,468       132,290        17,373            --      126,884       134,210       130,311        21,565
        (95)           --            --            --         (108)          (78)          (44)           --
     (6,145)         (270)           --            --       (9,338)       (4,526)         (104)           --

       (323)           --            --            --      (34,809)       (5,775)          (41)      (19,954)
         --            --            --            --           --            --            --            --
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    776,742       134,020        31,452            --      141,229       187,894       188,339         3,611
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------

    893,276       133,242        35,961            --      250,370       138,079       224,702         2,813



    133,242            --            --            --      266,317       128,238         2,813            --
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$ 1,026,518   $   133,242   $    35,961   $        --  $   516,687   $   266,317   $   227,515   $     2,813
===========   ===========   ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                  EQUITY
                                                  APPRECIATION             DIVERSIFIED STRATEGIC I           INDEX PORTFOLIO -
                                                    PORTFOLIO                  NCOME PORTFOLIO                CLASS I SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (14,661)  $      3,327   $     86,608   $     55,192   $ (4,832,850)  $ (1,694,279)
  Realized gain (loss) ..................       (22,860)       (34,201)         1,037         (9,581)    (3,343,980)    (1,404,097)
  Change in unrealized gain (loss)
    on investments ......................       453,717       (243,272)        34,200        (26,686)    72,821,160    (72,022,001)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       416,196       (274,146)       121,845         18,925     64,644,330    (75,120,377)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       387,389        330,312        792,253        141,867     25,160,940     57,065,714
  Participant transfers from other
    funding options .....................       486,352        810,079        413,977        324,099            598         50,000
  Administrative charges ................          (671)          (499)          (289)          (145)      (115,030)      (104,418)
  Contract surrenders ...................       (37,051)       (15,324)       (14,396)        (5,315)    (7,576,601)    (5,686,570)
  Participant transfers to other
    funding options .....................      (193,791)      (233,940)       (66,537)      (190,471)       (21,791)      (113,313)
  Other payments to participants ........       (18,221)            --        (22,018)            --     (3,958,787)    (2,840,455)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       624,007        890,628      1,102,990        270,035     13,489,329     48,370,958
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,040,203        616,482      1,224,835        288,960     78,133,659    (26,749,419)


NET ASSETS:
    Beginning of year ...................     1,475,376        858,894        669,825        380,865    256,174,212    282,923,631
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,515,579   $  1,475,376   $  1,894,660   $    669,825   $334,307,871   $256,174,212
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                             SALOMON BROTHERS            SALOMON BROTHERS
            EQUITY                                           VARIABLE EMERGING           VARIABLE GROWTH
       INDEX PORTFOLIO -            FUNDAMENTAL                GROWTH FUND -              & INCOME FUND -
       CLASS II SHARES            VALUE PORTFOLIO             CLASS I SHARES              CLASS I SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (7,726)  $     9,546   $   (27,476)  $    (5,120)  $    (1,510)  $       (39)  $      (568)  $        (1)
    (28,118)     (102,813)      (13,202)      (37,562)          279           468           451            46

    707,654      (430,830)    1,059,665      (611,437)       27,307        (1,892)       22,541          (364)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    671,810      (524,097)    1,018,987      (654,119)       26,076        (1,463)       22,424          (319)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    700,157       615,912       329,115     1,375,868       130,131         6,731        53,284         7,851

    842,710     1,028,278       451,787     1,317,121        52,393        10,991       170,396         1,070
       (833)         (583)       (1,337)       (1,063)          (32)           --           (25)           --
    (79,846)      (44,905)      (64,624)      (33,427)           --            --            --            --

   (175,740)     (614,160)     (129,287)     (641,119)           --            --        (9,650)           --
    (52,454)      (31,483)      (64,696)           --            --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,233,994       953,059       520,958     2,017,380       182,492        17,722       214,005         8,921
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,905,804       428,962     1,539,945     1,363,261       208,568        16,259       236,429         8,602



  2,016,367     1,587,405     2,628,947     1,265,686        16,259            --         8,602            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 3,922,171   $ 2,016,367   $ 4,168,892   $ 2,628,947   $   224,827   $    16,259   $   245,031   $     8,602
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                              GLOBAL LIFE                   GLOBAL
                                                    BALANCED                    SCIENCES                   TECHNOLOGY
                                                  PORTFOLIO -                 PORTFOLIO -                 PORTFOLIO -
                                                 SERVICE SHARES              SERVICE SHARES              SERVICE SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    10,600   $    18,552   $    (9,156)  $    (8,482)  $    (7,389)  $    (6,600)
  Realized gain (loss) ..................      (37,215)      (32,697)      (21,296)      (38,811)      (14,375)      (60,569)
  Change in unrealized gain (loss)
    on investments ......................      342,533      (210,095)      164,938      (156,542)      206,968      (176,354)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      315,918      (224,240)      134,486      (203,835)      185,204      (243,523)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      205,257       231,419        27,197        55,216        33,097        60,732
  Participant transfers from other
    funding options .....................      304,049     1,091,886       212,272       361,983        43,664       248,205
  Administrative charges ................         (927)         (677)         (158)         (149)         (192)         (135)
  Contract surrenders ...................     (130,951)      (59,613)      (30,962)       (8,951)      (19,463)       (7,907)
  Participant transfers to other
    funding options .....................     (533,714)     (330,174)     (126,370)     (111,924)      (63,647)      (95,077)
  Other payments to participants ........          353            --         9,904       (29,630)           --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (155,933)      932,841        91,883       266,545        (6,541)      205,818
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      159,985       708,601       226,369        62,710       178,663       (37,705)


NET ASSETS:
    Beginning of year ...................    2,800,404     2,091,803       537,849       475,139       414,397       452,102
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 2,960,389   $ 2,800,404   $   764,218   $   537,849   $   593,060   $   414,397
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                LAZARD
         MID CAP                     WORLDWIDE                RETIREMENT
    GROWTH PORTFOLIO -           GROWTH PORTFOLIO -            SMALL CAP                  GROWTH AND
      SERVICE SHARES               SERVICE SHARES              PORTFOLIO               INCOME PORTFOLIO
-------------------------   -------------------------   -------------------------  ------------------------
    2003          2002          2003          2002          2003          2002         2003         2002
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------
$    (5,051)  $    (4,075)  $    (5,854)  $    (7,851)  $       (31)  $        --  $       691   $       --
    (26,933)       (5,676)      (78,737)     (145,606)            2            --           60           --

    119,400       (80,439)      257,772      (135,235)          810            --       20,714           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------


     87,416       (90,190)      173,181      (288,692)          781            --       21,465           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------


         --        12,783       154,072       129,626         3,288            --        9,119           --

    177,619        83,741       125,477       614,289        11,131            --      286,147           --
       (145)         (103)         (404)         (351)           (1)           --           (1)          --
     (2,606)       (1,991)      (31,689)      (12,811)           --            --       (1,228)          --

    (67,946)      (24,795)     (242,282)     (491,230)           --            --           --           --
         --            --        (2,496)      (18,195)           --            --           --           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------


    106,922        69,635         2,678       221,328        14,418            --      294,037           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------

    194,338       (20,555)      175,859       (67,364)       15,199            --      315,502           --



    266,877       287,432       836,621       903,985            --            --           --           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------
$   461,215   $   266,877   $ 1,012,480   $   836,621   $    15,199   $        --  $   315,502   $       --
===========   ===========   ===========   ===========   ===========   ===========  ===========   ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     MERRILL LYNCH          MERRILL LYNCH
                                                                   GLOBAL ALLOCATION          SMALL CAP
                                                   MID-CAP            V.I. FUND -            VALUE V.I.
                                               VALUE PORTFOLIO         CLASS III          FUND - CLASS III
                                           ---------------------  --------------------  -------------------
                                             2003        2002       2003       2002       2003      2002
                                           ---------   ---------  ---------  ---------  ---------  --------
OPERATIONS:
  Net investment income (loss) ..........  $     268   $      --  $      29  $      --  $      --  $     --
  Realized gain (loss) ..................      1,378          --         --         --         --        --
  Change in unrealized gain (loss)
    on investments ......................      9,966          --         46         --         68        --
                                           ---------   ---------  ---------  ---------  ---------  --------

    Net increase (decrease) in net assets
      resulting from operations .........     11,612          --         75         --         68        --
                                           ---------   ---------  ---------  ---------  ---------  --------

UNIT TRANSACTIONS:
  Participant purchase payments .........     84,936          --      1,000         --      1,000        --
  Participant transfers from other
    funding options .....................     55,176          --         --         --         --        --
  Administrative charges ................         (3)         --         --         --         --        --
  Contract surrenders ...................         --          --         --         --         --        --
  Participant transfers to other
    funding options .....................         --          --         --         --         --        --
  Other payments to participants ........         --          --         --         --         --        --
                                           ---------   ---------  ---------  ---------  ---------  --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    140,109          --      1,000         --      1,000        --
                                           ---------   ---------  ---------  ---------  ---------  --------

    Net increase (decrease) in net assets    151,721          --      1,075         --      1,068        --


NET ASSETS:
    Beginning of year ...................         --          --         --         --         --        --
                                           ---------   ---------  ---------  ---------  ---------  --------
    End of year .........................  $ 151,721   $      --  $   1,075  $      --  $   1,068  $     --
                                           =========   =========  =========  =========  =========  ========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    PUTNAM VT                    PUTNAM VT
       REAL RETURN                  TOTAL RETURN                    DISCOVERY                  INTERNATIONAL
        PORTFOLIO -                 PORTFOLIO -                   GROWTH FUND -                EQUITY FUND -
      ADMINISTRATIVE               ADMINISTRATIVE                   CLASS IB                      CLASS IB
          CLASS                        CLASS                         SHARES                        SHARES
---------------------------   --------------------------   ---------------------------   ----------------------------
    2003           2002          2003           2002           2003           2002           2003           2002
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$       (322)  $         --  $    193,710   $    175,921   $     (3,785)  $     (2,566)  $     (2,997)  $     (2,691)
       3,157             --       193,938        141,264           (667)       (10,672)        57,522        (21,761)

        (399)            --        87,975        207,879         73,945        (50,869)        58,437         (5,201)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


       2,436             --       475,623        525,064         69,493        (64,107)       112,962        (29,653)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


      44,709             --     2,783,454      3,064,572           (729)        27,328        129,354         55,194

     125,693             --     4,028,936      8,217,044         27,358        222,547      2,202,098      4,036,301
         (23)            --        (3,436)        (1,806)          (100)           (45)          (199)          (126)
        (123)            --      (410,641)      (203,414)       (35,307)        (4,651)       (19,695)        (9,606)

         (26)            --    (3,905,018)    (2,169,040)            --        (37,956)    (2,208,120)    (4,059,946)
          --             --       (25,891)       (10,756)            --             --             --             --
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


     170,230             --     2,467,404      8,896,600         (8,778)       207,223        103,438         21,817
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

     172,666             --     2,943,027      9,421,664         60,715        143,116        216,400         (7,836)



          --             --    11,749,032      2,327,368        232,428         89,312        283,528        291,364
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$    172,666   $         --  $ 14,692,059   $ 11,749,032   $    293,143   $    232,428   $    499,928   $    283,528
============   ============  ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   PUTNAM VT
                                                    SMALL CAP
                                                  VALUE FUND -                  ALL CAP                    INVESTORS
                                                 CLASS IB SHARES             FUND - CLASS I             FUND - CLASS I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (26,369)  $   (15,607)  $   (62,420)  $   (39,531)  $      (625)  $     2,504
  Realized gain (loss) ..................       17,965       (10,664)     (128,498)     (192,654)      (16,259)     (109,347)
  Change in unrealized gain (loss)
    on investments ......................      938,514      (262,260)    1,746,647    (1,062,773)      812,790      (432,251)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      930,110      (288,531)    1,555,729    (1,294,958)      795,906      (539,094)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      281,203       473,688       327,712     1,001,405       136,918       545,085
  Participant transfers from other
    funding options .....................      697,636     1,184,097       668,777     2,481,736       409,871     1,806,684
  Administrative charges ................         (674)         (309)       (2,032)       (1,484)         (829)         (606)
  Contract surrenders ...................      (37,565)      (19,222)     (481,978)      (89,205)     (208,748)     (182,043)
  Participant transfers to other
    funding options .....................     (257,006)     (249,201)     (279,555)     (505,199)      (85,334)     (430,012)
  Other payments to participants ........       (2,023)      (11,923)        8,046       (66,575)      (14,405)      (31,518)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      681,571     1,377,130       240,970     2,820,678       237,473     1,707,590
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets    1,611,681     1,088,599     1,796,699     1,525,720     1,033,379     1,168,496


NET ASSETS:
    Beginning of year ...................    1,565,296       476,697     4,246,879     2,721,159     2,474,890     1,306,394
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 3,176,977   $ 1,565,296   $ 6,043,578   $ 4,246,879   $ 3,508,269   $ 2,474,890
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 SCUDDER
                                                               VIT EAFE(R)                 SCUDDER VIT
        LARGE CAP                   SMALL CAP                 EQUITY INDEX                  SMALL CAP
      GROWTH FUND -                GROWTH FUND -             FUND - CLASS A               INDEX FUND -
         CLASS I                     CLASS I                     SHARES                  CLASS A SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (5,719)  $       (16)  $   (17,455)  $   (16,034)  $     6,985   $       301   $    (2,279)  $    (3,862)
      3,999            (2)     (109,600)      (60,718)      (32,188)       (4,835)      (62,982)       (3,684)

    117,806          (631)      550,749      (399,170)      100,260       (31,044)      254,881      (134,213)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    116,086          (649)      423,694      (475,922)       75,057       (35,578)      189,620      (141,759)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    536,556         2,326       112,193       123,424        40,986        22,870        32,649        67,152

    192,229        15,662       268,649       960,650       162,062            --       151,434            --
        (27)           --          (199)         (187)          (67)          (71)         (165)         (150)
     (2,850)           --      (275,738)       (8,655)      (12,521)       (2,561)      (44,518)       (5,067)

    (18,493)           --      (124,552)     (218,822)      (93,398)       (2,999)     (208,253)       (6,110)
         --            --         6,060       (28,796)           --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    707,415        17,988       (13,587)      827,614        97,062        17,239       (68,853)       55,825
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    823,501        17,339       410,107       351,692       172,119       (18,339)      120,767       (85,934)



     17,339            --     1,068,655       716,963       139,559       157,898       553,166       639,100
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   840,840   $    17,339   $ 1,478,762   $ 1,068,655   $   311,678   $   139,559   $   673,933   $   553,166
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                          MULTIPLE
                                                                              SMITH BARNEY                DISCIPLINE
                                                                                PREMIER                  PORTFOLIO -
                                                  SMITH BARNEY                 SELECTIONS                  ALL CAP
                                                   LARGE CAP                     ALL CAP                 GROWTH AND
                                                 CORE PORTFOLIO             GROWTH PORTFOLIO                VALUE
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (1,152)  $      (712)  $    (1,961)  $      (956)  $   (24,546)  $    (1,815)
  Realized gain (loss) ..................       (1,503)         (791)       (1,029)       (1,933)       (1,346)           25
  Change in unrealized gain (loss)
    on investments ......................       25,265       (25,393)       39,087       (16,943)      485,539       (15,234)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       22,610       (26,896)       36,097       (19,832)      459,647       (17,024)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       19,211        52,771        (1,451)           --       938,298       147,758
  Participant transfers from other
    funding options .....................        4,256        48,004        34,772       106,196     1,154,744       659,230
  Administrative charges ................          (32)          (24)          (68)          (10)         (614)           --
  Contract surrenders ...................       (4,783)       (3,042)           --            --       (28,405)       (2,951)
  Participant transfers to other
    funding options .....................       (5,854)           --       (32,632)      (18,794)      (48,617)           --
  Other payments to participants ........           --            --            --            --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       12,798        97,709           621        87,392     2,015,406       804,037
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       35,408        70,813        36,718        67,560     2,475,053       787,013


NET ASSETS:
    Beginning of year ...................       98,783        27,970       104,741        37,181       787,013            --
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   134,191   $    98,783   $   141,459   $   104,741   $ 3,262,066   $   787,013
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        MULTIPLE
       DISCIPLINE                   MULTIPLE                   MULTIPLE
       PORTFOLIO -                 DISCIPLINE                 DISCIPLINE
        BALANCED                   PORTFOLIO -                PORTFOLIO -
         ALL CAP                   GLOBAL ALL                  LARGE CAP                   CONVERTIBLE
       GROWTH AND                  CAP GROWTH                 GROWTH AND                    SECURITIES
          VALUE                     AND VALUE                    VALUE                      PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (6,154)  $      (146)  $    (3,570)  $      (205)  $    (3,733)  $      (320)  $    39,623   $    62,866
      2,299            --         4,199            (1)        4,530           (21)         (478)      (56,157)

    130,298        (1,139)       64,162        (3,652)       78,971        (6,898)      307,682       (95,830)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    126,443        (1,285)       64,791        (3,858)       79,768        (7,239)      346,827       (89,121)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    487,894         1,550        72,572       161,882        (1,291)        1,000        87,956       137,408

    850,373        76,766        27,121        17,706       278,968       165,793     1,007,721       460,977
       (270)           --           (41)           --           (69)           --          (318)         (220)
     (2,481)           --            --            --       (20,553)       (1,723)     (137,530)     (324,546)

    (26,217)           --       (20,868)           --       (12,111)           --       (95,032)     (124,133)
         --            --            --            --            --            --        (2,265)           --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,309,299        78,316        78,784       179,588       244,944       165,070       860,532       149,486
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,435,742        77,031       143,575       175,730       324,712       157,831     1,207,359        60,365



     77,031            --       175,730            --       157,831            --     1,079,642     1,019,277
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 1,512,773   $    77,031   $   319,305   $   175,730   $   482,543   $   157,831   $ 2,287,001   $ 1,079,642
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   DISCIPLINED
                                                     MID CAP                 EQUITY INCOME               FEDERATED HIGH
                                                 STOCK PORTFOLIO               PORTFOLIO                 YIELD PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (9,375)  $    (4,660)  $   (22,695)  $    (4,375)  $   150,609   $   123,505
  Realized gain (loss) ..................         (897)      (35,699)      (21,189)      (66,218)        3,395        (7,805)
  Change in unrealized gain (loss)
    on investments ......................      243,082       (82,447)    1,421,003      (460,755)      182,796       (94,704)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      232,810      (122,806)    1,377,119      (531,348)      336,800        20,996
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       82,047       112,572       828,503       432,470       278,061       361,464
  Participant transfers from other
    funding options .....................      221,766       529,214     1,145,280     2,089,912     1,301,222       397,611
  Administrative charges ................         (271)         (244)       (1,658)       (1,220)         (311)          (70)
  Contract surrenders ...................      (15,442)      (20,900)     (138,150)      (58,802)      (48,349)       (3,070)
  Participant transfers to other
    funding options .....................     (230,933)     (205,188)     (672,101)     (563,155)     (168,596)      (50,868)
  Other payments to participants ........           --            --        12,834       (57,102)       (4,454)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       57,167       415,454     1,174,708     1,842,103     1,357,573       705,067
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      289,977       292,648     2,551,827     1,310,755     1,694,373       726,063


NET ASSETS:
    Beginning of year ...................      724,805       432,157     4,256,545     2,945,790     1,068,435       342,372
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,014,782   $   724,805   $ 6,808,372   $ 4,256,545   $ 2,762,808   $ 1,068,435
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 LAZARD                   MERRILL LYNCH
       FEDERATED                   LARGE CAP                  INTERNATIONAL                 LARGE CAP
    STOCK PORTFOLIO                PORTFOLIO                 STOCK PORTFOLIO              CORE PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$     1,296   $     6,181   $   (10,115)  $    (5,441)  $     4,834   $     1,765   $    (4,267)  $    (3,149)
    (22,674)      (45,279)      (21,689)      (39,752)        6,356       (51,788)      (49,574)       (8,491)

    146,685       (86,529)      233,258      (119,553)       80,428        40,906       138,885      (115,843)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    125,307      (125,627)      201,454      (164,746)       91,618        (9,117)       85,044      (127,483)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     52,544       146,626       169,389       104,394        21,163         9,183       170,093        38,688

    153,160       214,751       283,619       355,854       500,542     1,213,868       125,676       210,151
       (172)         (130)         (385)         (320)         (157)          (59)         (173)         (156)
    (16,813)     (330,524)      (19,800)       (7,306)      (11,457)     (132,611)       (2,443)       (2,983)

    (76,173)     (121,618)      (77,845)      (99,824)     (206,893)   (1,077,345)     (240,117)      (13,162)
         --       (36,729)        7,926       (31,402)       (2,078)           --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    112,546      (127,624)      362,904       321,396       301,120        13,036        53,036       232,538
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    237,853      (253,251)      564,358       156,650       392,738         3,919       138,080       105,055



    468,455       721,706       647,589       490,939       211,196       207,277       465,416       360,361
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   706,308   $   468,455   $ 1,211,947   $   647,589   $   603,934   $   211,196   $   603,496   $   465,416
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  MFS EMERGING                MFS MID CAP                PIONEER FUND
                                                GROWTH PORTFOLIO            GROWTH PORTFOLIO              PORTFOLIO
                                           -------------------------   -------------------------   ----------------------
                                               2003          2002          2003          2002          2003       2002
                                           -----------   -----------   -----------   -----------   -----------  ---------
OPERATIONS:
  Net investment income (loss) ..........  $   (10,602)  $    (9,405)  $   (13,920)  $    (9,615)  $       197  $      --
  Realized gain (loss) ..................      (77,718)      (78,833)      (48,803)     (118,373)            1         --
  Change in unrealized gain (loss)
    on investments ......................      253,357      (180,636)      323,930      (307,114)          264         --
                                           -----------   -----------   -----------   -----------   -----------  ---------

    Net increase (decrease) in net assets
      resulting from operations .........      165,037      (268,874)      261,207      (435,102)          462         --
                                           -----------   -----------   -----------   -----------   -----------  ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........       47,187       106,367       196,728        42,316        15,700         --
  Participant transfers from other
    funding options .....................       74,282       289,718       308,625       584,003            --         --
  Administrative charges ................         (342)         (257)         (390)         (258)           --         --
  Contract surrenders ...................       (6,468)       (8,025)      (28,770)      (18,591)           --         --
  Participant transfers to other
    funding options .....................     (117,196)      (96,210)      (78,607)     (264,398)           --         --
  Other payments to participants ........           --            --        10,158       (25,987)           --         --
                                           -----------   -----------   -----------   -----------   -----------  ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (2,537)      291,593       407,744       317,085        15,700         --
                                           -----------   -----------   -----------   -----------   -----------  ---------

    Net increase (decrease) in net assets      162,500        22,719       668,951      (118,017)       16,162         --


NET ASSETS:
    Beginning of year ...................      640,223       617,504       662,508       780,525            --         --
                                           -----------   -----------   -----------   -----------   -----------  ---------
    End of year .........................  $   802,723   $   640,223   $ 1,331,459   $   662,508   $    16,162  $      --
                                           ===========   ===========   ===========   ===========   ===========  =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

          TRAVELERS                   AIM CAPITAL
        QUALITY BOND                 APPRECIATION                    MFS TOTAL                PIONEER STRATEGIC
          PORTFOLIO                    PORTFOLIO                 RETURN PORTFOLIO              INCOME PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    212,747   $    291,750   $    (13,206)  $     (7,142)  $    120,476   $    409,656   $     25,855   $     65,144
      24,890         68,012         (1,275)        (3,628)       (28,727)       266,569         (2,703)        (9,462)

      70,937       (149,900)       228,426       (124,348)     1,503,999     (1,167,930)        29,945        (42,262)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     308,574        209,862        213,945       (135,118)     1,595,748       (491,705)        53,097         13,420
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     674,890      1,403,065        230,077        304,155      1,874,698      1,206,040             --        (17,339)

   1,307,615      3,680,150        188,889        271,224      2,528,855      3,836,498         25,493         96,891
      (1,805)        (1,043)          (189)           (91)        (3,306)        (2,202)           (25)           (40)
    (286,195)      (150,752)       (19,125)        (6,533)      (352,459)      (135,636)        (1,197)      (355,045)

    (973,220)    (2,752,195)        (1,331)       (15,294)      (614,019)      (762,512)       (24,418)       (19,870)
       1,405        (52,382)            --             --          7,017        (65,596)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     722,690      2,126,843        398,321        553,461      3,440,786      4,076,592           (147)      (295,403)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,031,264      2,336,705        612,266        418,343      5,036,534      3,584,887         52,950       (281,983)



   5,307,263      2,970,558        625,730        207,387      8,525,428      4,940,541        307,035        589,018
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  6,338,527   $  5,307,263   $  1,237,996   $    625,730   $ 13,561,962   $  8,525,428   $    359,985   $    307,035
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 SB ADJUSTABLE
                                                  RATE INCOME                SMITH BARNEY              SMITH BARNEY
                                                   PORTFOLIO -                AGGRESSIVE                HIGH INCOME
                                                 CLASS I SHARES            GROWTH PORTFOLIO              PORTFOLIO
                                           -------------------------  -------------------------   -------------------------
                                               2003          2002         2003          2002          2003          2002
                                           -----------   -----------  -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $        15   $        --  $   (69,727)  $   (60,429)  $   117,409   $   157,543
  Realized gain (loss) ..................           --            --     (150,672)     (201,674)      (17,356)       (4,867)
  Change in unrealized gain (loss)
    on investments ......................          (28)           --    1,476,746    (1,372,229)      181,787      (176,607)
                                           -----------   -----------  -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........          (13)           --    1,256,347    (1,634,332)      281,840       (23,931)
                                           -----------   -----------  -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       14,558            --      407,978       894,959       761,882       202,258
  Participant transfers from other
    funding options .....................        1,318            --      567,530     1,693,449       584,885       226,547
  Administrative charges ................           --            --       (1,896)       (1,591)         (248)         (122)
  Contract surrenders ...................          (49)           --     (350,228)      (40,358)      (48,690)       (6,025)
  Participant transfers to other
    funding options .....................           --            --     (211,163)     (638,153)     (257,151)      (77,324)
  Other payments to participants ........           --            --      (32,142)       (7,059)      (11,143)           --
                                           -----------   -----------  -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       15,827            --      380,079     1,901,247     1,029,535       345,334
                                           -----------   -----------  -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       15,814            --    1,636,426       266,915     1,311,375       321,403


NET ASSETS:
    Beginning of year ...................           --            --    3,931,553     3,664,638       675,159       353,756
                                           -----------   -----------  -----------   -----------   -----------   -----------
    End of year .........................  $    15,814   $        --  $ 5,567,979   $ 3,931,553   $ 1,986,534   $   675,159
                                           ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

       SMITH BARNEY                                            SMITH BARNEY
      INTERNATIONAL                SMITH BARNEY                    LARGE                  SMITH BARNEY
      ALL CAP GROWTH                LARGE CAP                 CAPITALIZATION                 MID CAP
        PORTFOLIO                VALUE PORTFOLIO             GROWTH PORTFOLIO            CORE PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$      (886)  $      (881)  $     1,657   $    36,886   $   (33,041)  $   (19,294)  $   (25,980)  $   (23,779)
    (41,893)      (61,751)     (111,353)      (32,756)      (72,787)      (44,423)      (70,258)      (36,804)

     86,082        (9,088)      339,646      (391,170)      885,342      (472,529)      500,941      (347,936)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     43,303       (71,720)      229,950      (387,040)      779,514      (536,246)      404,703      (408,519)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      1,549           616           964       139,248       281,386       393,041       175,888       618,083

     70,868       188,181        25,388       589,703       277,281       972,511       120,621       761,105
        (58)         (121)         (475)         (501)         (739)         (600)         (605)         (580)
     (4,346)       (5,504)     (182,631)      (16,347)     (227,133)      (28,067)     (240,590)      (38,289)

   (135,680)     (138,578)      (52,469)     (124,772)     (150,802)     (176,636)      (89,088)     (219,680)
         --            --            --            --            --       (13,822)      (29,875)           --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    (67,667)       44,594      (209,223)      587,331       179,993     1,146,427       (63,649)    1,120,639
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    (24,364)      (27,126)       20,727       200,291       959,507       610,181       341,054       712,120



    212,379       239,505     1,185,278       984,987     1,775,618     1,165,437     1,695,651       983,531
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   188,015   $   212,379   $ 1,206,005   $ 1,185,278   $ 2,735,125   $ 1,775,618   $ 2,036,705   $ 1,695,651
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                TRAVELERS
                                                   SMITH BARNEY                   STRATEGIC                      MANAGED
                                                   MONEY MARKET                    EQUITY                         INCOME
                                                     PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $   (26,366)   $    (9,255)   $   (35,860)   $   (13,272)   $    51,725    $   134,836
  Realized gain (loss) ..................            --             --        (34,589)       (58,613)        (9,046)         8,532
  Change in unrealized gain (loss)
    on investments ......................            --             --        703,018       (646,418)        56,112       (113,053)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (26,366)        (9,255)       632,569       (718,303)        98,791         30,315
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       187,085      1,584,700        641,275        498,805        245,204        116,102
  Participant transfers from other
    funding options .....................     1,070,655      2,779,957        210,859        523,829        363,075        984,226
  Administrative charges ................          (869)          (710)          (767)          (657)          (473)          (335)
  Contract surrenders ...................       (81,799)        (7,377)       (41,380)       (36,133)       (23,543)        (9,506)
  Participant transfers to other
    funding options .....................    (2,655,898)    (1,707,192)      (115,556)      (105,302)      (208,433)       (59,791)
  Other payments to participants ........      (112,570)      (154,992)        (2,725)       (21,626)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,593,396)     2,494,386        691,706        858,916        375,830      1,030,696
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (1,619,762)     2,485,131      1,324,275        140,613        474,621      1,061,011


NET ASSETS:
    Beginning of year ...................     4,183,415      1,698,284      1,739,408      1,598,795      1,415,956        354,945
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 2,563,653    $ 4,183,415    $ 3,063,683    $ 1,739,408    $ 1,890,577    $ 1,415,956
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                 COMSTOCK
      VAN KAMPEN                PORTFOLIO -            EMERGING GROWTH
      ENTERPRISE                 CLASS II                 PORTFOLIO -         ENTERPRISE PORTFOLIO -
       PORTFOLIO                  SHARES                CLASS I SHARES           CLASS II SHARES
----------------------    ----------------------    ----------------------    ----------------------
   2003         2002         2003         2002         2003         2002         2003         2002
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
$  (1,272)   $    (528)   $  (3,779)   $  (4,689)   $  (7,935)   $  (6,272)   $    (150)   $    (161)
   (2,796)        (582)     (22,440)     (17,682)     (11,232)     (19,190)         (82)      (5,277)

   24,353      (29,144)     159,469      (76,356)     136,237     (186,949)       3,027         (479)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


   20,285      (30,254)     133,250      (98,727)     117,070     (212,411)       2,795       (5,917)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


    9,435       13,567       60,386      138,822          353      109,102          (97)       2,100

    1,899       24,174      144,600      339,616       22,842      103,188       14,929       36,283
      (55)         (51)        (288)        (158)        (350)        (359)         (18)          (4)
     (734)        (553)     (28,802)     (20,522)      (6,001)      (2,022)      (1,643)         (52)

       --          (57)    (105,620)    (120,222)     (14,276)     (53,657)        (720)     (24,789)
       --           --           --      (10,950)          --           --           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


   10,545       37,080       70,276      326,586        2,568      156,252       12,451       13,538
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

   30,830        6,826      203,526      227,859      119,638      (56,159)      15,246        7,621



   82,436       75,610      463,375      235,516      468,683      524,842        9,432        1,811
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
$ 113,266    $  82,436    $ 666,901    $ 463,375    $ 588,321    $ 468,683    $  24,678    $   9,432
=========    =========    =========    =========    =========    =========    =========    =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   SMITH BARNEY
                                                    SMALL CAP
                                                      GROWTH                   CONTRAFUND(R)                   CONTRAFUND(R)
                                                  OPPORTUNITIES                 PORTFOLIO -                     PORTFOLIO -
                                                    PORTFOLIO                  SERVICE CLASS                  SERVICE CLASS 2
                                            --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $    (4,165)   $    (2,240)   $    (6,822)   $    (2,790)   $   (24,661)   $   (13,640)
  Realized gain (loss) ..................        (1,681)        (2,316)         3,314         (4,153)        (3,167)       (26,321)
  Change in unrealized gain (loss)
    on investments ......................       104,399        (52,989)       143,287        (27,508)       535,033       (139,981)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        98,553        (57,545)       139,779        (34,451)       507,205       (179,942)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        21,000        105,803        142,295         79,862        220,208        280,325
  Participant transfers from other
    funding options .....................        35,328        163,910        167,240        240,925        399,655        845,981
  Administrative charges ................          (111)           (57)          (178)          (113)          (974)          (513)
  Contract surrenders ...................        (4,097)        (3,829)        (9,348)          (223)       (73,351)       (28,822)
  Participant transfers to other
    funding options .....................       (11,796)        (7,054)        (5,200)       (54,179)      (385,988)      (340,989)
  Other payments to participants ........            --             --           (549)            --          8,029        (33,207)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        40,324        258,773        294,260        266,272        167,579        722,775
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       138,877        201,228        434,039        231,821        674,784        542,833


NET ASSETS:
    Beginning of year ...................       206,598          5,370        391,579        159,758      1,769,963      1,227,130
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   345,475    $   206,598    $   825,618    $   391,579    $ 2,444,747    $ 1,769,963
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

            DYNAMIC
            CAPITAL                           MID CAP
          APPRECIATION                      PORTFOLIO -
      PORTFOLIO - SERVICE                     SERVICE
            CLASS 2                           CLASS 2                          COMBINED
------------------------------    ------------------------------    ------------------------------
     2003             2002             2003             2002             2003             2002
-------------    -------------    -------------    -------------    -------------    -------------
$      (2,663)   $        (763)   $     (13,979)   $      (4,610)   $  (4,614,431)   $    (575,149)
          387                8            1,911           (5,016)      (4,698,727)      (3,230,350)

       39,836           (1,999)         382,006          (63,101)      97,849,656      (86,232,925)
-------------    -------------    -------------    -------------    -------------    -------------


       37,560           (2,754)         369,938          (72,727)      88,536,498      (90,038,424)
-------------    -------------    -------------    -------------    -------------    -------------


      122,487           56,288          166,972           77,584       46,249,648       87,145,801

        5,841           15,037          400,935          600,831       38,641,930       70,157,493
          (58)              (6)            (295)             (97)        (155,768)        (132,515)
       (1,147)              --          (32,553)          (6,053)     (13,386,763)      (8,877,109)

         (403)              --         (201,408)         (90,076)     (28,714,915)     (42,885,352)
           --               --           (2,066)              --       (4,526,286)      (4,243,261)
-------------    -------------    -------------    -------------    -------------    -------------


      126,720           71,319          331,585          582,189       38,107,846      101,165,057
-------------    -------------    -------------    -------------    -------------    -------------

      164,280           68,565          701,523          509,462      126,644,344       11,126,633



      102,039           33,474          811,603          302,141      362,432,122      351,305,489
-------------    -------------    -------------    -------------    -------------    -------------
$     266,319    $     102,039    $   1,513,126    $     811,603    $ 489,076,466    $ 362,432,122
=============    =============    =============    =============    =============    =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD III for Variable Annuities ("Fund BD III") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund BD III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD III includes the Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Vintage XTRA (Series II) Annuity, Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity products.

Participant purchase payments applied to Fund BD III are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Fund BD III were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc.,  Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio

     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Small Cap Value V.I. Fund - Class III
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investment VIT Funds (Formerly Deutsche Asset Management VIT
       Funds), Massachusetts business trust
         Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
         Scudder VIT Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio) Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio

     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Fund BD III form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund BD III adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $79,918,730 and $46,207,141 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $522,893,544 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $10,155,105. Gross unrealized depreciation for all investments at December 31, 2003 was $43,804,575.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)
-     Principal Protection Fees, if elected by the contract owner (PP)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following deathe benefit (Dth Ben) designations; Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                                  Optional Features
     Separate Account Charge (1)    Dth                                                     ----------------------------     Total
      (as identified in Note 4)     Ben   Product                        M&E       ADM      E.S.P.      GMWB      PP (2)     Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%        S    Portfolio Architect XTRA      1.25%     0.15%                                      1.40%
                                     S    Vintage XTRA                  1.25%     0.15%                                      1.40%
                                     S    Index Annuity                 1.25%     0.15%                                      1.40%

Separate Account Charge 1.55%        S    Vintage XTRA (Series II)      1.40%     0.15%                                      1.55%

Separate Account Charge 1.60% (A)    S    Portfolio Architect XTRA      1.25%     0.15%      0.20%                           1.60%
                                     S    Vintage XTRA                  1.25%     0.15%      0.20%                           1.60%
Separate Account Charge 1.60% (B)    E    Index Annuity                 1.45%     0.15%                                      1.60%
                                     E    Portfolio Architect XTRA      1.45%     0.15%                                      1.60%
                                     E    Vintage XTRA                  1.45%     0.15%                                      1.60%

Separate Account Charge 1.65%        SU   Vintage XTRA (Series II)      1.50%     0.15%                                      1.65%

Separate Account Charge 1.70%        S    Vintage XTRA (Series II)      1.40%     0.15%      0.15%                           1.70%

Separate Account Charge 1.80% (A)    S    Portfolio Architect XTRA      1.25%     0.15%                0.40%                 1.80%
                                     S    Vintage XTRA                  1.25%     0.15%                0.40%                 1.80%
                                     E    Portfolio Architect XTRA      1.45%     0.15%      0.20%                           1.80%
Separate Account Charge 1.80% (B)    E    Vintage XTRA                  1.45%     0.15%      0.20%                           1.80%
                                     SU   Vintage XTRA (Series II)      1.50%     0.15%      0.15%                           1.80%

Separate Account Charge 1.85%        R    Vintage XTRA (Series II)      1.70%     0.15%                                      1.85%

Separate Account Charge 1.95%        S    Vintage XTRA (Series II)      1.40%     0.15%                0.40%                 1.95%

Separate Account Charge 2.00% (A)    S    Portfolio Architect XTRA      1.25%     0.15%      0.20%     0.40%                 2.00%
                                     S    Vintage XTRA                  1.25%     0.15%      0.20%     0.40%                 2.00%
Separate Account Charge 2.00% (B)    E    Portfolio Architect XTRA      1.45%     0.15%                0.40%                 2.00%
                                     E    Vintage XTRA                  1.45%     0.15%                0.40%                 2.00%
                                     R    Vintage XTRA (Series II)      1.70%     0.15%      0.15%                           2.00%

Separate Account Charge 2.05%        SU   Vintage XTRA (Series II)      1.50%     0.15%                0.40%                 2.05%

Separate Account Charge 2.10%        S    Vintage XTRA (Series II)      1.40%     0.15%      0.15%     0.40%                 2.10%

Separate Account Charge 2.20% (A)    S    Index Annuity                 1.25%     0.15%                           0.80%      2.20%
Separate Account Charge 2.20% (B)    E    Portfolio Architect XTRA      1.45%     0.15%      0.20%     0.40%                 2.20%
                                     E    Vintage XTRA                  1.45%     0.15%      0.20%     0.40%                 2.20%
                                     SU   Vintage XTRA (Series II)      1.50%     0.15%      0.15%     0.40%                 2.20%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                                  Optional Features
     Separate Account Charge (1)    Dth                                                     ----------------------------     Total
      (as identified in Note 4)     Ben   Product                        M&E       ADM      E.S.P.      GMWB      PP (2)     Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.25% (A)    S    Index Annuity                 1.25%     0.15%                           0.85%      2.25%
Separate Account Charge 2.25% (B)    R    Vintage XTRA (Series II)      1.70%     0.15%                0.40%                 2.25%

Separate Account Charge 2.35%        S    Index Annuity                 1.25%     0.15%                           0.95%      2.35%
                                          Protected Equity Portfolio    1.25%     0.15%                           0.95%      2.35%

Separate Account Charge 2.40% (A)    S    Index Annuity                 1.25%     0.15%                           1.00%      2.40%
Separate Account Charge 2.40% (C)    E    Index Annuity                 1.45%     0.15%                           0.80%      2.40%
Separate Account Charge 2.40% (B)    R    Vintage XTRA (Series II)      1.70%     0.15%      0.15%     0.40%                 2.40%

Separate Account Charge 2.45%        E    Index Annuity                 1.45%     0.15%                           0.85%      2.45%

Separate Account Charge 2.50%        S    Index Annuity                 1.25%     0.15%                           1.10%      2.50%

Separate Account Charge 2.55% (A)    E    Index Annuity                 1.45%     0.15%                           0.95%      2.55%
Separate Account Charge 2.55% (B)    S    Index Annuity                 1.25%     0.15%                           1.15%      2.55%

Separate Account Charge 2.60%        E    Index Annuity                 1.45%     0.15%                           1.00%      2.60%

Separate Account Charge 2.70%        E    Index Annuity                 1.45%     0.15%                           1.10%      2.70%


Separate Account Charge 2.75% (A)    E    Index Annuity                 1.45%     0.15%                           1.15%      2.75%
Separate Account Charge 2.75% (B)    S    Index Annuity                 1.25%     0.15%                           1.35%      2.75%

Separate Account Charge 2.85%        S    Index Annuity                 1.25%     0.15%                           1.45%      2.85%

Separate Account Charge 2.90%        S    Index Annuity                 1.25%     0.15%                           1.50%      2.90%

Separate Account Charge 2.95%        E    Index Annuity                 1.45%     0.15%                           1.35%      2.95%

Separate Account Charge 3.05% (A)    E    Index Annuity                 1.45%     0.15%                           1.45%      3.05%
Separate Account Charge 3.05% (B)    S    Index Annuity                 1.25%     0.15%                           1.65%      3.05%

Separate Account Charge 3.10%        E    Index Annuity                 1.45%     0.15%                           1.50%      3.10%

Separate Account Charge 3.20%        S    Index Annuity                 1.25%     0.15%                           1.80%      3.20%

Separate Account Charge 3.25%        E    Index Annuity                 1.45%     0.15%                           1.65%      3.25%

Separate Account Charge 3.30%        S    Index Annuity                 1.25%     0.15%                           1.90%      3.30%

Separate Account Charge 3.40% (A)    S    Index Annuity                 1.25%     0.15%                           2.00%      3.40%
Separate Account Charge 3.40% (B)    E    Index Annuity                 1.45%     0.15%                           1.80%      3.40%

Separate Account Charge 3.50% (A)    E    Index Annuity                 1.45%     0.15%                           1.90%      3.50%
                                          Protected Equity Portfolio    1.25%     0.15%                           2.10%      3.50%

Separate Account Charge 3.60%        E    Index Annuity                 1.45%     0.15%                           2.00%      3.60%
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
(2)   The Travelers  Index Annuity and the Travelers  Protected  Equity  Portfolio  products  offer an optional  feature,  Principal
      Protection  Guarantee,  for an annual  insurance  charge of up to 2.00% and 2.50 %,  respectively.  If this is selected in the
      Travelers Index Annuity  Product,  and money is withdrawn prior to the maturity date, there is no refund of the charge and The
      Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.
      Separate Account Charges displaying an "(A)," "(B)," or "(C)" are distinct charges with distinct annuity unit values.
------------------------------------------------------------------------------------------------------------------------------------

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows;

--------------------------------------------------------------------------------
Product                           Administrative Charge
--------------------------------------------------------------------------------

Portfolio Architect XTRA          $40 for contract values less than $100,000
Vintage XTRA                      $40 for contract values less than $100,000
Vintage XTRA (Series II)          $40 for contract values less than $100,000
Index Annuity (Std DB)            $30 for contract values less than $50,000
Protected Equity Portfolio        $30 for contract values less than $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn prior to the specified time periods listed below. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge assessed if withdrawals are taken within the same specified time periods listed below. These charges are assessed through the redemption of units.

--------------------------------------------------------------------------------------------------------
Product                           Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
--------------------------------------------------------------------------------------------------------
Portfolio Architect XTRA          Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA                      Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA (Series II)          Up to 8% decreasing to 0% in years 10 and later
Index Annuity (Std DB)            Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio        Up to 9% decreasing to 0% in years 11 and later
--------------------------------------------------------------------------------------------------------

Withdrawal/surrender charges assessed were $628,416 and $443,484 for the years ended December 31, 2003 and December 31, 2002 respectively. These charges are included in contract surrenders and other payments to participants on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Capital Appreciation Fund
    Separate Account Charges 1.40% .................................          1,688,768      $  0.492        $     831,391
    Separate Account Charges 1.55% .................................                  -         1.147                    -
    Separate Account Charges 1.60% (B) .............................            989,979         0.489              483,820
    Separate Account Charges 1.65% .................................                  -         1.147                    -
    Separate Account Charges 1.80% (A) .............................             12,749         1.188               15,148
    Separate Account Charges 1.80% (B) .............................                  -         0.486                    -
    Separate Account Charges 1.95% .................................                  -         1.145                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.186                    -
    Separate Account Charges 2.05% .................................                  -         1.145                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.183                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.144                    -

Money Market Portfolio
    Separate Account Charges 1.40% .................................          2,696,830         1.150            3,102,206
    Separate Account Charges 1.55% .................................                  -         0.997                    -
    Separate Account Charges 1.60% (B) .............................          3,004,837         1.136            3,413,890
    Separate Account Charges 1.65% .................................                  -         0.996                    -
    Separate Account Charges 1.80% (A) .............................                  -         0.989                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.130                    -
    Separate Account Charges 1.95% .................................                  -         0.995                    -
    Separate Account Charges 2.00% (B) .............................              4,283         0.987                4,230
    Separate Account Charges 2.05% .................................                  -         0.995                    -
    Separate Account Charges 2.20% (B) .............................                  -         0.985                    -
    Separate Account Charges 2.25% (B) .............................                  -         0.994                    -

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.40% .................................            895,510         0.751              672,235
    Separate Account Charges 1.55% .................................                  -         1.114                    -
    Separate Account Charges 1.60% (B) .............................            854,282         0.747              637,867
    Separate Account Charges 1.65% .................................                  -         1.114                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.183                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.743                    -
    Separate Account Charges 1.95% .................................                  -         1.112                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.181                    -
    Separate Account Charges 2.05% .................................                  -         1.112                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.178                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.111                    -

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.40% .................................             72,029         1.027               73,982
    Separate Account Charges 1.55% .................................                  -         1.122                    -
    Separate Account Charges 1.60% (B) .............................            128,187         1.024              131,225
    Separate Account Charges 1.65% .................................                  -         1.122                    -
    Separate Account Charges 1.80% (A) .............................              2,224         1.247                2,772
    Separate Account Charges 1.80% (B) .............................                636         1.020                  649
    Separate Account Charges 1.95% .................................                  -         1.120                    -
    Separate Account Charges 2.00% (B) .............................              4,025         1.244                5,008
    Separate Account Charges 2.05% .................................                  -         1.120                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.242                    -
    Separate Account Charges 2.25% (B) .............................             23,528         1.119               26,332

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
AllianceBernstein Variable Product Series Fund, Inc. (continued)
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% .................................          1,190,268      $  0.625        $     743,993
    Separate Account Charges 1.55% .................................                  -         1.095                    -
    Separate Account Charges 1.60% (B) .............................          1,877,463         0.620            1,163,780
    Separate Account Charges 1.65% .................................                  -         1.095                    -
    Separate Account Charges 1.80% (A) .............................             25,474         1.148               29,254
    Separate Account Charges 1.80% (B) .............................                  -         0.616                    -
    Separate Account Charges 1.95% .................................              2,838         1.093                3,103
    Separate Account Charges 2.00% (B) .............................                  -         1.146                    -
    Separate Account Charges 2.05% .................................                  -         1.093                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.144                    -
    Separate Account Charges 2.25% (B) .............................             24,077         1.092               26,296

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            734,396         0.989              726,063
    Separate Account Charges 1.55% .................................             24,552         1.190               29,214
    Separate Account Charges 1.60% (B) .............................          1,255,508         0.980            1,230,996
    Separate Account Charges 1.65% .................................             11,198         1.189               13,319
    Separate Account Charges 1.80% (A) .............................              1,726         1.308                2,257
    Separate Account Charges 1.80% (B) .............................                  -         0.975                    -
    Separate Account Charges 1.95% .................................             25,686         1.188               30,515
    Separate Account Charges 2.00% (B) .............................             14,702         1.305               19,191
    Separate Account Charges 2.05% .................................             12,571         1.188               14,929
    Separate Account Charges 2.20% (B) .............................                  -         1.303                    -
    Separate Account Charges 2.25% (B) .............................             22,177         1.187               26,316
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................          1,423,815         0.989            1,408,257
    Separate Account Charges 1.55% .................................                  -         1.151                    -
    Separate Account Charges 1.60% (B) .............................          2,688,587         0.981            2,637,150
    Separate Account Charges 1.65% .................................                  -         1.151                    -
    Separate Account Charges 1.80% (A) .............................             13,149         1.291               16,973
    Separate Account Charges 1.80% (B) .............................                  -         0.975                    -
    Separate Account Charges 1.95% .................................             14,313         1.150               16,453
    Separate Account Charges 2.00% (B) .............................             28,788         1.288               37,084
    Separate Account Charges 2.05% .................................              2,496         1.149                2,868
    Separate Account Charges 2.20% (B) .............................                  -         1.285                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.148                    -
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................          1,322,363         1.167            1,543,762
    Separate Account Charges 1.55% .................................             51,496         1.149               59,169
    Separate Account Charges 1.60% (B) .............................          2,790,027         1.158            3,230,171
    Separate Account Charges 1.65% .................................             24,831         1.149               28,520
    Separate Account Charges 1.80% (A) .............................             13,722         1.263               17,336
    Separate Account Charges 1.80% (B) .............................              9,264         1.151               10,666
    Separate Account Charges 1.95% .................................             54,395         1.147               62,403
    Separate Account Charges 2.00% (B) .............................             34,172         1.261               43,082
    Separate Account Charges 2.05% .................................             98,693         1.147              113,179
    Separate Account Charges 2.20% (B) .............................                  -         1.258                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.146                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.40% .................................             70,125      $  0.819        $      57,444
    Separate Account Charges 1.55% .................................                  -         1.226                    -
    Separate Account Charges 1.60% (B) .............................             69,100         0.813               56,191
    Separate Account Charges 1.65% .................................                  -         1.225                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.378                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.809                    -
    Separate Account Charges 1.95% .................................                  -         1.224                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.375                    -
    Separate Account Charges 2.05% .................................                  -         1.223                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.373                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.222                    -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.40% .................................            586,611         1.714            1,005,416
    Separate Account Charges 1.55% .................................                  -         1.145                    -
    Separate Account Charges 1.60% (B) .............................            421,285         1.701              716,786
    Separate Account Charges 1.65% .................................                  -         1.145                    -
    Separate Account Charges 1.80% (A) .............................              2,294         1.323                3,036
    Separate Account Charges 1.80% (B) .............................                  -         1.692                    -
    Separate Account Charges 1.95% .................................                  -         1.144                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.321                    -
    Separate Account Charges 2.05% .................................                  -         1.143                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.318                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.142                    -

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.40% .................................            659,588         0.857              565,289
    Separate Account Charges 1.55% .................................                  -         1.114                    -
    Separate Account Charges 1.60% (B) .............................            833,711         0.851              709,303
    Separate Account Charges 1.65% .................................                  -         1.114                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.156                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.846                    -
    Separate Account Charges 1.95% .................................                  -         1.113                    -
    Separate Account Charges 2.00% (B) .............................              4,966         1.153                5,727
    Separate Account Charges 2.05% .................................                  -         1.112                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.151                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.111                    -
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.40% .................................          1,336,406         0.989            1,321,927
    Separate Account Charges 1.55% .................................                  -         1.151                    -
    Separate Account Charges 1.60% (B) .............................            595,633         0.982              584,877
    Separate Account Charges 1.65% .................................                  -         1.150                    -
    Separate Account Charges 1.80% (A) .............................              9,051         1.263               11,431
    Separate Account Charges 1.80% (B) .............................                  -         0.977                    -
    Separate Account Charges 1.95% .................................                  -         1.149                    -
    Separate Account Charges 2.00% (B) .............................             10,676         1.260               13,455
    Separate Account Charges 2.05% .................................                  -         1.148                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (continued)
    Separate Account Charges 2.20% (B) .............................                  -      $  1.258        $           -
    Separate Account Charges 2.25% (B) .............................                  -         1.147                    -

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            318,777         0.768              244,691
    Separate Account Charges 1.55% .................................             39,634         1.195               47,357
    Separate Account Charges 1.60% (B) .............................            522,983         0.761              398,137
    Separate Account Charges 1.65% .................................              8,288         1.194                9,899
    Separate Account Charges 1.80% (A) .............................              3,766         1.306                4,918
    Separate Account Charges 1.80% (B) .............................                  -         0.757                    -
    Separate Account Charges 1.95% .................................             30,431         1.193               36,305
    Separate Account Charges 2.00% (B) .............................                  -         1.303                    -
    Separate Account Charges 2.05% .................................              1,183         1.193                1,411
    Separate Account Charges 2.20% (B) .............................                  -         1.300                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.192                    -
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            457,584         1.043              477,048
    Separate Account Charges 1.55% .................................             32,295         1.120               36,156
    Separate Account Charges 1.60% (B) .............................            435,419         1.039              452,428
    Separate Account Charges 1.65% .................................              2,394         1.119                2,680
    Separate Account Charges 1.80% (A) .............................              8,845         1.222               10,810
    Separate Account Charges 1.80% (B) .............................                  -         1.036                    -
    Separate Account Charges 1.95% .................................                  -         1.118                    -
    Separate Account Charges 2.00% (B) .............................              8,525         1.220               10,397
    Separate Account Charges 2.05% .................................             33,111         1.117               36,999
    Separate Account Charges 2.20% (B) .............................                  -         1.217                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.117                    -
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................              1,000         1.448                1,448
    Separate Account Charges 1.55% .................................              4,046         1.265                5,120
    Separate Account Charges 1.60% (B) .............................             14,072         1.446               20,346
    Separate Account Charges 1.65% .................................              7,153         1.265                9,047
    Separate Account Charges 1.80% (A) .............................                  -         1.444                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.444                    -
    Separate Account Charges 1.95% .................................                  -         1.263                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.442                    -
    Separate Account Charges 2.05% .................................                  -         1.263                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.440                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.262                    -
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            249,365         0.926              230,915
    Separate Account Charges 1.55% .................................                  -         1.178                    -
    Separate Account Charges 1.60% (B) .............................            271,043         0.918              248,914
    Separate Account Charges 1.65% .................................                  -         1.177                    -
    Separate Account Charges 1.80% (A) .............................              2,149         1.284                2,760
    Separate Account Charges 1.80% (B) .............................                  -         0.913                    -
    Separate Account Charges 1.95% .................................              8,015         1.176                9,426
    Separate Account Charges 2.00% (B) .............................             19,255         1.281               24,672
    Separate Account Charges 2.05% .................................                  -         1.176                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.20% (B) .............................                  -      $  1.279        $           -
    Separate Account Charges 2.25% (B) .............................                  -         1.175                    -
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            107,706         1.032              111,108
    Separate Account Charges 1.55% .................................                  -         1.164                    -
    Separate Account Charges 1.60% (B) .............................            107,889         1.028              110,925
    Separate Account Charges 1.65% .................................                  -         1.163                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.267                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.025                    -
    Separate Account Charges 1.95% .................................                  -         1.162                    -
    Separate Account Charges 2.00% (B) .............................              4,335         1.265                5,482
    Separate Account Charges 2.05% .................................                  -         1.161                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.262                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.160                    -

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% .................................            881,907         0.970              855,052
    Separate Account Charges 1.55% .................................                  -         1.122                    -
    Separate Account Charges 1.60% (B) .............................          1,597,967         0.962            1,536,506
    Separate Account Charges 1.65% .................................             11,777         1.121               13,206
    Separate Account Charges 1.80% (A) .............................              2,822         1.195                3,373
    Separate Account Charges 1.80% (B) .............................                  -         0.956                    -
    Separate Account Charges 1.95% .................................              8,063         1.120                9,030
    Separate Account Charges 2.00% (B) .............................             56,139         1.193               66,957
    Separate Account Charges 2.05% .................................             28,096         1.120               31,455
    Separate Account Charges 2.20% (B) .............................                  -         1.190                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.119                    -
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.40% .................................            593,401         1.174              696,404
    Separate Account Charges 1.55% .................................                  -         1.059                    -
    Separate Account Charges 1.60% (B) .............................            842,149         1.164              980,176
    Separate Account Charges 1.65% .................................              7,260         1.059                7,689
    Separate Account Charges 1.80% (A) .............................              3,253         1.109                3,607
    Separate Account Charges 1.80% (B) .............................                  -         1.157                    -
    Separate Account Charges 1.95% .................................             31,831         1.058               33,671
    Separate Account Charges 2.00% (B) .............................            132,433         1.106              146,521
    Separate Account Charges 2.05% .................................             21,719         1.057               22,966
    Separate Account Charges 2.20% (B) .............................              3,284         1.104                3,626
    Separate Account Charges 2.25% (B) .............................                  -         1.057                    -
  Equity Index Portfolio - Class I Shares
    Separate Account Charges 1.40% .................................          4,746,835         1.190            5,650,410
    Separate Account Charges 1.55% .................................                  -         1.133                    -
    Separate Account Charges 1.60% (B) .............................            821,797         1.175              965,969
    Separate Account Charges 1.65% .................................                  -         1.133                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.216                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.137                    -
    Separate Account Charges 1.95% .................................                  -         1.131                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.214                    -
    Separate Account Charges 2.05% .................................                  -         1.131                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class I Shares (continued)
    Separate Account Charges 2.20% (B) .............................                  -      $  1.211        $           -
    Separate Account Charges 2.25% (B) .............................                  -         1.130                    -
    Separate Account Charges 2.35% .................................          8,117,884         1.124            9,121,105
    Separate Account Charges 2.40% (A) .............................            588,847         1.019              599,759
    Separate Account Charges 2.50% .................................            197,233         1.111              219,055
    Separate Account Charges 2.55% (B) .............................            717,972         0.745              534,916
    Separate Account Charges 2.60% .................................            230,167         1.008              231,945
    Separate Account Charges 2.70% .................................              9,617         1.097               10,547
    Separate Account Charges 2.75% (A) .............................            162,647         0.740              120,350
    Separate Account Charges 2.75% (B) .............................          2,426,355         1.097            2,661,762
    Separate Account Charges 2.85% .................................          2,462,314         0.913            2,249,242
    Separate Account Charges 2.90% .................................         71,347,925         1.083           77,270,090
    Separate Account Charges 2.95% .................................            173,008         1.084              187,542
    Separate Account Charges 3.05% (A) .............................             13,073         0.903               11,809
    Separate Account Charges 3.05% (B) .............................        110,478,635         0.851           94,008,276
    Separate Account Charges 3.10% .................................          3,750,491         1.069            4,010,880
    Separate Account Charges 3.20% .................................        135,823,467         0.776          105,369,788
    Separate Account Charges 3.25% .................................         10,068,181         0.846            8,522,174
    Separate Account Charges 3.40% (A) .............................             13,551         0.980               13,282
    Separate Account Charges 3.40% (B) .............................          2,073,764         0.769            1,595,003
    Separate Account Charges 3.50% (B) .............................         16,235,248         1.282           20,811,854
    Separate Account Charges 3.60% .................................            146,716         0.969              142,113
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% .................................          1,945,736         0.792            1,541,653
    Separate Account Charges 1.55% .................................                  -         1.132                    -
    Separate Account Charges 1.60% (B) .............................          2,943,217         0.786            2,312,811
    Separate Account Charges 1.65% .................................              2,383         1.132                2,696
    Separate Account Charges 1.80% (A) .............................              1,426         1.213                1,730
    Separate Account Charges 1.80% (B) .............................                  -         0.781                    -
    Separate Account Charges 1.95% .................................              9,822         1.130               11,101
    Separate Account Charges 2.00% (B) .............................                  -         1.211                    -
    Separate Account Charges 2.05% .................................             46,184         1.130               52,180
    Separate Account Charges 2.20% (B) .............................                  -         1.208                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.129                    -
  Fundamental Value Portfolio
    Separate Account Charges 1.40% .................................            856,122         1.234            1,056,572
    Separate Account Charges 1.55% .................................            112,291         1.171              131,494
    Separate Account Charges 1.60% (B) .............................          2,305,379         1.224            2,822,001
    Separate Account Charges 1.65% .................................                  -         1.171                    -
    Separate Account Charges 1.80% (A) .............................             30,308         1.315               39,858
    Separate Account Charges 1.80% (B) .............................                  -         1.217                    -
    Separate Account Charges 1.95% .................................             61,068         1.169               71,400
    Separate Account Charges 2.00% (B) .............................             34,716         1.312               45,560
    Separate Account Charges 2.05% .................................              1,718         1.169                2,007
    Separate Account Charges 2.20% (B) .............................                  -         1.310                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.168                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Charges 1.40% .................................             75,567      $  1.047        $      79,099
    Separate Account Charges 1.55% .................................                  -         1.147                    -
    Separate Account Charges 1.60% (B) .............................             49,048         1.043               51,170
    Separate Account Charges 1.65% .................................                  -         1.147                    -
    Separate Account Charges 1.80% (A) .............................             64,282         1.306               83,980
    Separate Account Charges 1.80% (B) .............................                  -         1.040                    -
    Separate Account Charges 1.95% .................................                  -         1.146                    -
    Separate Account Charges 2.00% (B) .............................              8,114         1.304               10,578
    Separate Account Charges 2.05% .................................                  -         1.145                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.301                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.144                    -
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.40% .................................             51,399         1.027               52,787
    Separate Account Charges 1.55% .................................                  -         1.127                    -
    Separate Account Charges 1.60% (B) .............................            187,815         1.024              192,244
    Separate Account Charges 1.65% .................................                  -         1.127                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.237                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.020                    -
    Separate Account Charges 1.95% .................................                  -         1.126                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.234                    -
    Separate Account Charges 2.05% .................................                  -         1.125                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.231                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.124                    -

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.40% .................................          2,255,765         0.941            2,121,737
    Separate Account Charges 1.55% .................................                  -         1.079                    -
    Separate Account Charges 1.60% (B) .............................            898,191         0.934              838,652
    Separate Account Charges 1.65% .................................                  -         1.078                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.111                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.929                    -
    Separate Account Charges 1.95% .................................                  -         1.077                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.108                    -
    Separate Account Charges 2.05% .................................                  -         1.077                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.106                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.076                    -
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.40% .................................            486,503         0.805              391,659
    Separate Account Charges 1.55% .................................                  -         1.119                    -
    Separate Account Charges 1.60% (B) .............................            466,183         0.799              372,559
    Separate Account Charges 1.65% .................................                  -         1.119                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.225                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.795                    -
    Separate Account Charges 1.95% .................................                  -         1.117                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.223                    -
    Separate Account Charges 2.05% .................................                  -         1.117                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.220                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.116                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Janus Aspen Series (continued)
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.40% .................................            922,256      $  0.349        $     322,022
    Separate Account Charges 1.55% .................................                  -         1.202                    -
    Separate Account Charges 1.60% (B) .............................            781,983         0.347              271,038
    Separate Account Charges 1.65% .................................                  -         1.201                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.359                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.345                    -
    Separate Account Charges 1.95% .................................                  -         1.200                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.356                    -
    Separate Account Charges 2.05% .................................                  -         1.199                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.353                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.198                    -
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.40% .................................            140,217         0.378               53,011
    Separate Account Charges 1.55% .................................                  -         1.144                    -
    Separate Account Charges 1.60% (B) .............................          1,087,735         0.375              408,204
    Separate Account Charges 1.65% .................................                  -         1.144                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.301                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.373                    -
    Separate Account Charges 1.95% .................................                  -         1.142                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.298                    -
    Separate Account Charges 2.05% .................................                  -         1.142                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.296                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.141                    -
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.40% .................................            915,110         0.544              497,859
    Separate Account Charges 1.55% .................................                  -         1.144                    -
    Separate Account Charges 1.60% (B) .............................            932,806         0.540              503,785
    Separate Account Charges 1.65% .................................                  -         1.143                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.190                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.537                    -
    Separate Account Charges 1.95% .................................                  -         1.142                    -
    Separate Account Charges 2.00% (B) .............................              9,123         1.188               10,836
    Separate Account Charges 2.05% .................................                  -         1.142                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.185                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.141                    -

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.40% .................................              1,000         1.336                1,336
    Separate Account Charges 1.55% .................................                  -         1.175                    -
    Separate Account Charges 1.60% (B) .............................             10,392         1.334               13,863
    Separate Account Charges 1.65% .................................                  -         1.175                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.332                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.332                    -
    Separate Account Charges 1.95% .................................                  -         1.174                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.330                    -
    Separate Account Charges 2.05% .................................                  -         1.173                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.329                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.172                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.40% .................................             17,546      $  1.244        $      21,834
    Separate Account Charges 1.55% .................................                  -         1.143                    -
    Separate Account Charges 1.60% (B) .............................            223,423         1.243              277,664
    Separate Account Charges 1.65% .................................                  -         1.142                    -
    Separate Account Charges 1.80% (A) .............................              4,252         1.241                5,278
    Separate Account Charges 1.80% (B) .............................                  -         1.241                    -
    Separate Account Charges 1.95% .................................                  -         1.141                    -
    Separate Account Charges 2.00% (B) .............................              8,654         1.239               10,726
    Separate Account Charges 2.05% .................................                  -         1.140                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.238                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.140                    -
  Mid-Cap Value Portfolio
    Separate Account Charges 1.40% .................................              5,686         1.260                7,163
    Separate Account Charges 1.55% .................................             50,862         1.158               58,907
    Separate Account Charges 1.60% (B) .............................             38,024         1.258               47,832
    Separate Account Charges 1.65% .................................              5,067         1.158                5,866
    Separate Account Charges 1.80% (A) .............................                  -         1.256                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.256                    -
    Separate Account Charges 1.95% .................................             27,632         1.156               31,953
    Separate Account Charges 2.00% (B) .............................                  -         1.255                    -
    Separate Account Charges 2.05% .................................                  -         1.156                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.253                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.155                    -

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.40% .................................              1,000         1.074                1,075
    Separate Account Charges 1.55% .................................                  -         1.074                    -
    Separate Account Charges 1.60% (B) .............................                  -         1.074                    -
    Separate Account Charges 1.65% .................................                  -         1.074                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.074                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.074                    -
    Separate Account Charges 1.95% .................................                  -         1.074                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.074                    -
    Separate Account Charges 2.05% .................................                  -         1.074                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.073                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.073                    -
  Merrill Lynch Small Cap Value V.I. Fund - Class III
    Separate Account Charges 1.40% .................................              1,000         1.068                1,068
    Separate Account Charges 1.55% .................................                  -         1.067                    -
    Separate Account Charges 1.60% (B) .............................                  -         1.067                    -
    Separate Account Charges 1.65% .................................                  -         1.067                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.067                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.067                    -
    Separate Account Charges 1.95% .................................                  -         1.067                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.067                    -
    Separate Account Charges 2.05% .................................                  -         1.067                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.067                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.067                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .................................             29,952      $  1.048        $      31,387
    Separate Account Charges 1.55% .................................                  -         1.048                    -
    Separate Account Charges 1.60% (B) .............................             76,882         1.046               80,455
    Separate Account Charges 1.65% .................................              7,307         1.048                7,655
    Separate Account Charges 1.80% (A) .............................             21,273         1.045               22,232
    Separate Account Charges 1.80% (B) .............................                  -         1.045                    -
    Separate Account Charges 1.95% .................................              1,830         1.046                1,914
    Separate Account Charges 2.00% (B) .............................                  -         1.044                    -
    Separate Account Charges 2.05% .................................                  -         1.046                    -
    Separate Account Charges 2.20% (B) .............................             27,845         1.042               29,023
    Separate Account Charges 2.25% (B) .............................                  -         1.045                    -
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .................................          6,603,100         1.173            7,745,325
    Separate Account Charges 1.55% .................................            197,225         1.027              202,490
    Separate Account Charges 1.60% (B) .............................          5,379,938         1.167            6,277,047
    Separate Account Charges 1.65% .................................                  -         1.026                    -
    Separate Account Charges 1.80% (A) .............................            305,197         1.044              318,635
    Separate Account Charges 1.80% (B) .............................                  -         1.160                    -
    Separate Account Charges 1.95% .................................             20,461         1.025               20,974
    Separate Account Charges 2.00% (B) .............................             44,582         1.042               46,449
    Separate Account Charges 2.05% .................................             79,184         1.025               81,139
    Separate Account Charges 2.20% (B) .............................                  -         1.040                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.024                    -

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.40% .................................            322,550         0.728              234,928
    Separate Account Charges 1.55% .................................                  -         1.128                    -
    Separate Account Charges 1.60% (B) .............................             80,357         0.724               58,215
    Separate Account Charges 1.65% .................................                  -         1.128                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.242                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.721                    -
    Separate Account Charges 1.95% .................................                  -         1.127                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.240                    -
    Separate Account Charges 2.05% .................................                  -         1.126                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.237                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.125                    -
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% .................................            174,430         0.882              153,856
    Separate Account Charges 1.55% .................................             23,608         1.183               27,922
    Separate Account Charges 1.60% (B) .............................            312,769         0.877              274,415
    Separate Account Charges 1.65% .................................                  -         1.182                    -
    Separate Account Charges 1.80% (A) .............................             26,008         1.255               32,648
    Separate Account Charges 1.80% (B) .............................                  -         0.873                    -
    Separate Account Charges 1.95% .................................                  -         1.181                    -
    Separate Account Charges 2.00% (B) .............................              8,851         1.253               11,087
    Separate Account Charges 2.05% .................................                  -         1.180                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.250                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.179                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% .................................          1,304,358      $  1.295        $   1,688,554
    Separate Account Charges 1.55% .................................                  -         1.239                    -
    Separate Account Charges 1.60% (B) .............................          1,139,306         1.288            1,467,016
    Separate Account Charges 1.65% .................................                  -         1.238                    -
    Separate Account Charges 1.80% (A) .............................              8,062         1.436               11,575
    Separate Account Charges 1.80% (B) .............................              7,676         1.281                9,832
    Separate Account Charges 1.95% .................................                  -         1.237                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.433                    -
    Separate Account Charges 2.05% .................................                  -         1.236                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.430                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.235                    -

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% .................................          1,680,295         1.225            2,059,127
    Separate Account Charges 1.55% .................................                  -         1.172                    -
    Separate Account Charges 1.60% (B) .............................          3,201,966         1.215            3,891,635
    Separate Account Charges 1.65% .................................                  -         1.172                    -
    Separate Account Charges 1.80% (A) .............................             47,950         1.311               62,858
    Separate Account Charges 1.80% (B) .............................              9,092         1.209               10,990
    Separate Account Charges 1.95% .................................                  -         1.170                    -
    Separate Account Charges 2.00% (B) .............................             14,500         1.308               18,968
    Separate Account Charges 2.05% .................................                  -         1.170                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.305                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.169                    -
  Investors Fund - Class I
    Separate Account Charges 1.40% .................................          1,479,023         1.078            1,594,827
    Separate Account Charges 1.55% .................................                  -         1.149                    -
    Separate Account Charges 1.60% (B) .............................          1,765,663         1.069            1,888,365
    Separate Account Charges 1.65% .................................                  -         1.149                    -
    Separate Account Charges 1.80% (A) .............................             11,585         1.246               14,435
    Separate Account Charges 1.80% (B) .............................             10,006         1.064               10,642
    Separate Account Charges 1.95% .................................                  -         1.148                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.243                    -
    Separate Account Charges 2.05% .................................                  -         1.147                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.241                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.146                    -
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.40% .................................             63,373         1.140               72,270
    Separate Account Charges 1.55% .................................                  -         1.165                    -
    Separate Account Charges 1.60% (B) .............................            676,213         1.137              768,570
    Separate Account Charges 1.65% .................................                  -         1.164                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.364                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.133                    -
    Separate Account Charges 1.95% .................................                  -         1.163                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.361                    -
    Separate Account Charges 2.05% .................................                  -         1.162                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.358                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.162                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.40% .................................            348,334      $  1.208        $     420,795
    Separate Account Charges 1.55% .................................                  -         1.239                    -
    Separate Account Charges 1.60% (B) .............................            881,064         1.198            1,055,529
    Separate Account Charges 1.65% .................................                  -         1.239                    -
    Separate Account Charges 1.80% (A) .............................              1,719         1.418                2,438
    Separate Account Charges 1.80% (B) .............................                  -         1.191                    -
    Separate Account Charges 1.95% .................................                  -         1.237                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.415                    -
    Separate Account Charges 2.05% .................................                  -         1.237                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.412                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.236                    -

Scudder Investment VIT Funds
  Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
    Separate Account Charges 1.40% .................................            262,796         0.911              239,295
    Separate Account Charges 1.55% .................................                  -         1.205                    -
    Separate Account Charges 1.60% (B) .............................             80,483         0.899               72,383
    Separate Account Charges 1.65% .................................                  -         1.205                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.305                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.213                    -
    Separate Account Charges 1.95% .................................                  -         1.204                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.302                    -
    Separate Account Charges 2.05% .................................                  -         1.203                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.299                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.202                    -
  Scudder VIT Small Cap Index Fund - Class A Shares
    Separate Account Charges 1.40% .................................            472,891         1.165              550,901
    Separate Account Charges 1.55% .................................                  -         1.209                    -
    Separate Account Charges 1.60% (B) .............................            106,939         1.151              123,032
    Separate Account Charges 1.65% .................................                  -         1.209                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.396                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.248                    -
    Separate Account Charges 1.95% .................................                  -         1.208                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.394                    -
    Separate Account Charges 2.05% .................................                  -         1.207                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.391                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.206                    -

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.40% .................................             44,648         0.794               35,454
    Separate Account Charges 1.55% .................................                  -         1.104                    -
    Separate Account Charges 1.60% (B) .............................             97,605         0.790               77,092
    Separate Account Charges 1.65% .................................                  -         1.103                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.168                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.786                    -
    Separate Account Charges 1.95% .................................                  -         1.102                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.166                    -
    Separate Account Charges 2.05% .................................             19,652         1.101               21,645
    Separate Account Charges 2.20% (B) .............................                  -         1.163                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.101                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Smith Barney Investment Series (continued)
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% .................................                  -      $  0.855        $           -
    Separate Account Charges 1.55% .................................                  -         1.153                    -
    Separate Account Charges 1.60% (B) .............................            166,309         0.851              141,459
    Separate Account Charges 1.65% .................................                  -         1.153                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.266                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.846                    -
    Separate Account Charges 1.95% .................................                  -         1.152                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.263                    -
    Separate Account Charges 2.05% .................................                  -         1.151                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.261                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.150                    -

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.40% .................................            761,480         1.376            1,047,561
    Separate Account Charges 1.55% .................................             65,025         1.131               73,545
    Separate Account Charges 1.60% (B) .............................            843,560         1.372            1,157,585
    Separate Account Charges 1.65% .................................             18,486         1.131               20,899
    Separate Account Charges 1.80% (A) .............................            233,930         1.251              292,723
    Separate Account Charges 1.80% (B) .............................                  -         1.369                    -
    Separate Account Charges 1.95% .................................             47,387         1.129               53,512
    Separate Account Charges 2.00% (B) .............................            466,149         1.249              582,098
    Separate Account Charges 2.05% .................................                  -         1.129                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.246                    -
    Separate Account Charges 2.25% (B) .............................             30,270         1.128               34,143
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.40% .................................            233,588         1.249              291,648
    Separate Account Charges 1.55% .................................                  -         1.091                    -
    Separate Account Charges 1.60% (B) .............................            664,987         1.245              828,200
    Separate Account Charges 1.65% .................................                  -         1.091                    -
    Separate Account Charges 1.80% (A) .............................            267,224         1.173              313,473
    Separate Account Charges 1.80% (B) .............................                  -         1.242                    -
    Separate Account Charges 1.95% .................................              3,593         1.090                3,914
    Separate Account Charges 2.00% (B) .............................              3,180         1.171                3,722
    Separate Account Charges 2.05% .................................             56,399         1.089               61,424
    Separate Account Charges 2.20% (B) .............................              7,110         1.168                8,305
    Separate Account Charges 2.25% (B) .............................              1,918         1.088                2,087
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.40% .................................              1,790         1.394                2,495
    Separate Account Charges 1.55% .................................                  -         1.142                    -
    Separate Account Charges 1.60% (B) .............................            201,747         1.390              280,458
    Separate Account Charges 1.65% .................................                  -         1.142                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.244                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.387                    -
    Separate Account Charges 1.95% .................................                  -         1.141                    -
    Separate Account Charges 2.00% (B) .............................             29,286         1.241               36,352
    Separate Account Charges 2.05% .................................                  -         1.140                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.239                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.139                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.40% .................................              3,645      $  1.360        $       4,958
    Separate Account Charges 1.55% .................................                  -         1.125                    -
    Separate Account Charges 1.60% (B) .............................            351,988         1.357              477,585
    Separate Account Charges 1.65% .................................                  -         1.124                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.218                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.353                    -
    Separate Account Charges 1.95% .................................                  -         1.123                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.216                    -
    Separate Account Charges 2.05% .................................                  -         1.122                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.213                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.122                    -

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% .................................          1,173,473         1.148            1,346,733
    Separate Account Charges 1.55% .................................                  -         1.106                    -
    Separate Account Charges 1.60% (B) .............................            817,572         1.139              931,440
    Separate Account Charges 1.65% .................................                  -         1.105                    -
    Separate Account Charges 1.80% (A) .............................              1,623         1.235                2,004
    Separate Account Charges 1.80% (B) .............................                  -         1.133                    -
    Separate Account Charges 1.95% .................................                  -         1.104                    -
    Separate Account Charges 2.00% (B) .............................              5,538         1.232                6,824
    Separate Account Charges 2.05% .................................                  -         1.103                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.230                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.103                    -
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.40% .................................            521,072         1.104              575,492
    Separate Account Charges 1.55% .................................                  -         1.175                    -
    Separate Account Charges 1.60% (B) .............................            390,439         1.096              428,059
    Separate Account Charges 1.65% .................................                  -         1.174                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.284                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.090                    -
    Separate Account Charges 1.95% .................................                  -         1.173                    -
    Separate Account Charges 2.00% (B) .............................              8,768         1.281               11,231
    Separate Account Charges 2.05% .................................                  -         1.172                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.278                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.171                    -
  Equity Income Portfolio
    Separate Account Charges 1.40% .................................          3,246,588         1.145            3,716,585
    Separate Account Charges 1.55% .................................                  -         1.135                    -
    Separate Account Charges 1.60% (B) .............................          2,645,191         1.135            3,003,009
    Separate Account Charges 1.65% .................................                  -         1.134                    -
    Separate Account Charges 1.80% (A) .............................             35,288         1.235               43,572
    Separate Account Charges 1.80% (B) .............................                  -         1.129                    -
    Separate Account Charges 1.95% .................................             12,528         1.133               14,194
    Separate Account Charges 2.00% (B) .............................              5,654         1.232                6,967
    Separate Account Charges 2.05% .................................             21,231         1.133               24,045
    Separate Account Charges 2.20% (B) .............................                  -         1.230                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.132                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Federated High Yield Portfolio
    Separate Account Charges 1.40% .................................          1,434,676      $  1.161        $   1,665,153
    Separate Account Charges 1.55% .................................                  -         1.093                    -
    Separate Account Charges 1.60% (B) .............................            943,802         1.152            1,087,412
    Separate Account Charges 1.65% .................................                  -         1.093                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.206                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.146                    -
    Separate Account Charges 1.95% .................................                  -         1.091                    -
    Separate Account Charges 2.00% (B) .............................              8,508         1.204               10,243
    Separate Account Charges 2.05% .................................                  -         1.091                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.201                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.090                    -
  Federated Stock Portfolio
    Separate Account Charges 1.40% .................................            350,989         1.050              368,488
    Separate Account Charges 1.55% .................................                  -         1.148                    -
    Separate Account Charges 1.60% (B) .............................            320,165         1.042              333,672
    Separate Account Charges 1.65% .................................                  -         1.148                    -
    Separate Account Charges 1.80% (A) .............................              3,385         1.225                4,148
    Separate Account Charges 1.80% (B) .............................                  -         1.036                    -
    Separate Account Charges 1.95% .................................                  -         1.147                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.223                    -
    Separate Account Charges 2.05% .................................                  -         1.146                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.220                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.145                    -
  Large Cap Portfolio
    Separate Account Charges 1.40% .................................            350,858         0.724              254,112
    Separate Account Charges 1.55% .................................                  -         1.126                    -
    Separate Account Charges 1.60% (B) .............................          1,328,748         0.718              954,398
    Separate Account Charges 1.65% .................................                  -         1.125                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.184                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.714                    -
    Separate Account Charges 1.95% .................................                  -         1.124                    -
    Separate Account Charges 2.00% (B) .............................              2,910         1.181                3,437
    Separate Account Charges 2.05% .................................                  -         1.123                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.179                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.123                    -
  Lazard International Stock Portfolio
    Separate Account Charges 1.40% .................................            432,727         0.747              323,243
    Separate Account Charges 1.55% .................................                  -         1.161                    -
    Separate Account Charges 1.60% (B) .............................            376,707         0.742              279,337
    Separate Account Charges 1.65% .................................              1,167         1.160                1,354
    Separate Account Charges 1.80% (A) .............................                  -         1.265                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.737                    -
    Separate Account Charges 1.95% .................................                  -         1.159                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.262                    -
    Separate Account Charges 2.05% .................................                  -         1.159                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.259                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.158                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% .................................            361,012      $  0.713        $     257,318
    Separate Account Charges 1.55% .................................                  -         1.092                    -
    Separate Account Charges 1.60% (B) .............................            408,908         0.707              289,041
    Separate Account Charges 1.65% .................................                  -         1.091                    -
    Separate Account Charges 1.80% (A) .............................              4,164         1.158                4,823
    Separate Account Charges 1.80% (B) .............................                  -         0.703                    -
    Separate Account Charges 1.95% .................................             46,178         1.090               50,340
    Separate Account Charges 2.00% (B) .............................                  -         1.156                    -
    Separate Account Charges 2.05% .................................              1,812         1.090                1,974
    Separate Account Charges 2.20% (B) .............................                  -         1.153                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.089                    -
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% .................................            589,383         0.586              345,549
    Separate Account Charges 1.55% .................................                  -         1.108                    -
    Separate Account Charges 1.60% (B) .............................            777,647         0.581              452,163
    Separate Account Charges 1.65% .................................                  -         1.107                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.232                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.578                    -
    Separate Account Charges 1.95% .................................                  -         1.106                    -
    Separate Account Charges 2.00% (B) .............................              4,077         1.229                5,011
    Separate Account Charges 2.05% .................................                  -         1.106                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.227                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.105                    -
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% .................................            874,458         0.503              439,687
    Separate Account Charges 1.55% .................................                  -         1.134                    -
    Separate Account Charges 1.60% (B) .............................          1,689,467         0.499              843,241
    Separate Account Charges 1.65% .................................                  -         1.134                    -
    Separate Account Charges 1.80% (A) .............................             37,013         1.311               48,531
    Separate Account Charges 1.80% (B) .............................                  -         0.496                    -
    Separate Account Charges 1.95% .................................                  -         1.132                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.308                    -
    Separate Account Charges 2.05% .................................                  -         1.132                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.306                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.131                    -
  Pioneer Fund Portfolio
    Separate Account Charges 1.40% .................................              1,000         1.217                1,217
    Separate Account Charges 1.55% .................................                  -         1.129                    -
    Separate Account Charges 1.60% (B) .............................                  -         1.215                    -
    Separate Account Charges 1.65% .................................                  -         1.129                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.214                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.214                    -
    Separate Account Charges 1.95% .................................                  -         1.127                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.212                    -
    Separate Account Charges 2.05% .................................             13,260         1.127               14,945
    Separate Account Charges 2.20% (B) .............................                  -         1.210                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.126                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% .................................          3,360,059      $  1.220        $   4,099,183
    Separate Account Charges 1.55% .................................                  -         1.026                    -
    Separate Account Charges 1.60% (B) .............................          1,847,235         1.211            2,237,095
    Separate Account Charges 1.65% .................................                  -         1.026                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.066                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.204                    -
    Separate Account Charges 1.95% .................................                  -         1.025                    -
    Separate Account Charges 2.00% (B) .............................              2,115         1.063                2,249
    Separate Account Charges 2.05% .................................                  -         1.024                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.061                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.023                    -

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% .................................            436,166         0.827              360,700
    Separate Account Charges 1.55% .................................                  -         1.139                    -
    Separate Account Charges 1.60% (B) .............................            923,565         0.823              759,705
    Separate Account Charges 1.65% .................................                  -         1.138                    -
    Separate Account Charges 1.80% (A) .............................              3,127         1.228                3,840
    Separate Account Charges 1.80% (B) .............................                  -         0.818                    -
    Separate Account Charges 1.95% .................................             70,962         1.137               80,694
    Separate Account Charges 2.00% (B) .............................              5,578         1.226                6,836
    Separate Account Charges 2.05% .................................                  -         1.137                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.223                    -
    Separate Account Charges 2.25% (B) .............................             23,085         1.136               26,221
  MFS Total Return Portfolio
    Separate Account Charges 1.40% .................................          5,160,067         1.221            6,300,199
    Separate Account Charges 1.55% .................................            111,833         1.081              120,867
    Separate Account Charges 1.60% (B) .............................          5,376,924         1.211            6,510,561
    Separate Account Charges 1.65% .................................                  -         1.080                    -
    Separate Account Charges 1.80% (A) .............................            354,044         1.128              399,475
    Separate Account Charges 1.80% (B) .............................              7,893         1.204                9,504
    Separate Account Charges 1.95% .................................             56,756         1.079               61,246
    Separate Account Charges 2.00% (B) .............................             75,188         1.126               84,661
    Separate Account Charges 2.05% .................................             69,945         1.079               75,449
    Separate Account Charges 2.20% (B) .............................                  -         1.124                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.078                    -
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% .................................            133,615         1.255              167,696
    Separate Account Charges 1.55% .................................                  -         1.081                    -
    Separate Account Charges 1.60% (B) .............................            154,339         1.246              192,289
    Separate Account Charges 1.65% .................................                  -         1.081                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.184                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.239                    -
    Separate Account Charges 1.95% .................................                  -         1.079                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.181                    -
    Separate Account Charges 2.05% .................................                  -         1.079                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.179                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.078                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.40% .................................              1,000      $  0.999        $         999
    Separate Account Charges 1.55% .................................                  -         0.999                    -
    Separate Account Charges 1.60% (B) .............................                  -         0.999                    -
    Separate Account Charges 1.65% .................................                  -         0.999                    -
    Separate Account Charges 1.80% (A) .............................                  -         0.998                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.998                    -
    Separate Account Charges 1.95% .................................                  -         0.998                    -
    Separate Account Charges 2.00% (B) .............................                  -         0.998                    -
    Separate Account Charges 2.05% .................................             13,532         0.997               13,498
    Separate Account Charges 2.20% (B) .............................              1,321         0.997                1,317
    Separate Account Charges 2.25% (B) .............................                  -         0.997                    -
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% .................................          1,486,897         1.150            1,710,628
    Separate Account Charges 1.55% .................................            148,383         1.138              168,883
    Separate Account Charges 1.60% (B) .............................          3,018,066         1.141            3,443,341
    Separate Account Charges 1.65% .................................             15,556         1.138               17,698
    Separate Account Charges 1.80% (A) .............................             42,581         1.256               53,495
    Separate Account Charges 1.80% (B) .............................              8,560         1.135                9,713
    Separate Account Charges 1.95% .................................             12,270         1.136               13,943
    Separate Account Charges 2.00% (B) .............................             62,697         1.254               78,603
    Separate Account Charges 2.05% .................................             63,097         1.136               71,675
    Separate Account Charges 2.20% (B) .............................                  -         1.251                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.135                    -
  Smith Barney High Income Portfolio
    Separate Account Charges 1.40% .................................            829,906         1.048              869,555
    Separate Account Charges 1.55% .................................                  -         1.104                    -
    Separate Account Charges 1.60% (B) .............................            865,154         1.039              899,044
    Separate Account Charges 1.65% .................................                  -         1.103                    -
    Separate Account Charges 1.80% (A) .............................             29,513         1.262               37,235
    Separate Account Charges 1.80% (B) .............................                  -         1.033                    -
    Separate Account Charges 1.95% .................................             19,889         1.102               21,914
    Separate Account Charges 2.00% (B) .............................            116,508         1.259              146,691
    Separate Account Charges 2.05% .................................             10,982         1.101               12,095
    Separate Account Charges 2.20% (B) .............................                  -         1.256                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.101                    -
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.40% .................................            229,296         0.577              132,416
    Separate Account Charges 1.55% .................................                  -         1.176                    -
    Separate Account Charges 1.60% (B) .............................             97,076         0.573               55,599
    Separate Account Charges 1.65% .................................                  -         1.176                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.234                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.570                    -
    Separate Account Charges 1.95% .................................                  -         1.174                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.231                    -
    Separate Account Charges 2.05% .................................                  -         1.174                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.229                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.173                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.40% .................................            485,974      $  0.933        $     453,462
    Separate Account Charges 1.55% .................................                  -         1.149                    -
    Separate Account Charges 1.60% (B) .............................            786,799         0.925              728,084
    Separate Account Charges 1.65% .................................                  -         1.149                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.215                    -
    Separate Account Charges 1.80% (B) .............................             26,579         0.920               24,459
    Separate Account Charges 1.95% .................................                  -         1.147                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.212                    -
    Separate Account Charges 2.05% .................................                  -         1.147                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.210                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.146                    -
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% .................................            598,968         0.931              557,777
    Separate Account Charges 1.55% .................................             59,809         1.171               70,038
    Separate Account Charges 1.60% (B) .............................          2,193,183         0.924            2,025,475
    Separate Account Charges 1.65% .................................                  -         1.171                    -
    Separate Account Charges 1.80% (A) .............................             52,757         1.371               72,347
    Separate Account Charges 1.80% (B) .............................             10,331         0.918                9,488
    Separate Account Charges 1.95% .................................                  -         1.169                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.369                    -
    Separate Account Charges 2.05% .................................                  -         1.169                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.366                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.168                    -
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.40% .................................            585,602         1.228              718,971
    Separate Account Charges 1.55% .................................             35,990         1.161               41,775
    Separate Account Charges 1.60% (B) .............................            926,626         1.218            1,128,228
    Separate Account Charges 1.65% .................................             11,142         1.160               12,928
    Separate Account Charges 1.80% (A) .............................             35,234         1.245               43,862
    Separate Account Charges 1.80% (B) .............................             22,951         1.211               27,790
    Separate Account Charges 1.95% .................................              4,777         1.159                5,537
    Separate Account Charges 2.00% (B) .............................                  -         1.242                    -
    Separate Account Charges 2.05% .................................             49,733         1.158               57,614
    Separate Account Charges 2.20% (B) .............................                  -         1.240                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.158                    -
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.40% .................................            537,567         1.066              573,062
    Separate Account Charges 1.55% .................................                  -         0.996                    -
    Separate Account Charges 1.60% (B) .............................          1,716,656         1.057            1,814,903
    Separate Account Charges 1.65% .................................             98,846         0.996               98,424
    Separate Account Charges 1.80% (A) .............................             31,339         0.988               30,972
    Separate Account Charges 1.80% (B) .............................                  -         1.051                    -
    Separate Account Charges 1.95% .................................             46,545         0.995               46,292
    Separate Account Charges 2.00% (B) .............................                  -         0.986                    -
    Separate Account Charges 2.05% .................................                  -         0.994                    -
    Separate Account Charges 2.20% (B) .............................                  -         0.984                    -
    Separate Account Charges 2.25% (B) .............................                  -         0.993                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 1.40% .................................          1,832,344      $  0.678        $   1,241,902
    Separate Account Charges 1.55% .................................                  -         1.119                    -
    Separate Account Charges 1.60% (B) .............................          2,649,642         0.672            1,780,951
    Separate Account Charges 1.65% .................................                  -         1.118                    -
    Separate Account Charges 1.80% (A) .............................             32,350         1.262               40,830
    Separate Account Charges 1.80% (B) .............................                  -         0.668                    -
    Separate Account Charges 1.95% .................................                  -         1.117                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.260                    -
    Separate Account Charges 2.05% .................................                  -         1.117                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.257                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.116                    -
  Travelers Managed Income Portfolio
    Separate Account Charges 1.40% .................................            598,299         1.203              719,653
    Separate Account Charges 1.55% .................................             26,120         1.031               26,933
    Separate Account Charges 1.60% (B) .............................            906,536         1.193            1,081,369
    Separate Account Charges 1.65% .................................                  -         1.031                    -
    Separate Account Charges 1.80% (A) .............................              3,588         1.080                3,875
    Separate Account Charges 1.80% (B) .............................              9,469         1.186               11,233
    Separate Account Charges 1.95% .................................              1,863         1.030                1,918
    Separate Account Charges 2.00% (B) .............................                  -         1.078                    -
    Separate Account Charges 2.05% .................................             39,493         1.029               40,643
    Separate Account Charges 2.20% (B) .............................              4,605         1.076                4,953
    Separate Account Charges 2.25% (B) .............................                  -         1.028                    -
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.40% .................................             45,388         0.649               29,478
    Separate Account Charges 1.55% .................................                  -         1.131                    -
    Separate Account Charges 1.60% (B) .............................            127,774         0.644               82,294
    Separate Account Charges 1.65% .................................                  -         1.130                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.192                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.641                    -
    Separate Account Charges 1.95% .................................              1,323         1.129                1,494
    Separate Account Charges 2.00% (B) .............................                  -         1.190                    -
    Separate Account Charges 2.05% .................................                  -         1.129                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.187                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.128                    -

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% .................................            457,049         0.936              427,804
    Separate Account Charges 1.55% .................................                  -         1.138                    -
    Separate Account Charges 1.60% (B) .............................            245,454         0.931              228,523
    Separate Account Charges 1.65% .................................                  -         1.138                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.252                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.926                    -
    Separate Account Charges 1.95% .................................                  -         1.137                    -
    Separate Account Charges 2.00% (B) .............................              8,465         1.249               10,574
    Separate Account Charges 2.05% .................................                  -         1.136                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.247                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.135                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.40% .................................            266,751      $  0.697        $     185,881
    Separate Account Charges 1.55% .................................                  -         1.118                    -
    Separate Account Charges 1.60% (B) .............................            561,096         0.691              387,752
    Separate Account Charges 1.65% .................................                  -         1.117                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.200                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.687                    -
    Separate Account Charges 1.95% .................................             13,162         1.116               14,688
    Separate Account Charges 2.00% (B) .............................                  -         1.198                    -
    Separate Account Charges 2.05% .................................                  -         1.116                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.195                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.115                    -
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.40% .................................              7,547         0.782                5,898
    Separate Account Charges 1.55% .................................                  -         1.135                    -
    Separate Account Charges 1.60% (B) .............................             24,160         0.777               18,780
    Separate Account Charges 1.65% .................................                  -         1.135                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.193                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.773                    -
    Separate Account Charges 1.95% .................................                  -         1.133                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.190                    -
    Separate Account Charges 2.05% .................................                  -         1.133                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.188                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.132                    -

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.40% .................................            181,669         0.970              176,240
    Separate Account Charges 1.55% .................................                  -         1.237                    -
    Separate Account Charges 1.60% (B) .............................            175,378         0.965              169,235
    Separate Account Charges 1.65% .................................                  -         1.237                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.359                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.960                    -
    Separate Account Charges 1.95% .................................                  -         1.235                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.356                    -
    Separate Account Charges 2.05% .................................                  -         1.235                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.353                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.234                    -

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.40% .................................            231,569         1.023              236,875
    Separate Account Charges 1.55% .................................             12,014         1.143               13,735
    Separate Account Charges 1.60% (B) .............................            426,397         1.014              432,542
    Separate Account Charges 1.65% .................................                  -         1.143                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.250                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.009                    -
    Separate Account Charges 1.95% .................................             44,231         1.141               50,488
    Separate Account Charges 2.00% (B) .............................              2,583         1.247                3,222
    Separate Account Charges 2.05% .................................             77,787         1.141               88,756
    Separate Account Charges 2.20% (B) .............................                  -         1.245                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.140                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% .................................          1,573,114      $  0.897        $   1,411,355
    Separate Account Charges 1.55% .................................                  -         1.143                    -
    Separate Account Charges 1.60% (B) .............................          1,139,118         0.891            1,014,517
    Separate Account Charges 1.65% .................................                  -         1.143                    -
    Separate Account Charges 1.80% (A) .............................              3,527         1.248                4,401
    Separate Account Charges 1.80% (B) .............................                  -         0.886                    -
    Separate Account Charges 1.95% .................................                  -         1.141                    -
    Separate Account Charges 2.00% (B) .............................             11,624         1.245               14,474
    Separate Account Charges 2.05% .................................                  -         1.141                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.243                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.140                    -

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.40% .................................            103,711         0.947               98,228
    Separate Account Charges 1.55% .................................                  -         1.108                    -
    Separate Account Charges 1.60% (B) .............................            178,423         0.942              168,091
    Separate Account Charges 1.65% .................................                  -         1.107                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.170                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.937                    -
    Separate Account Charges 1.95% .................................                  -         1.106                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.167                    -
    Separate Account Charges 2.05% .................................                  -         1.105                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.165                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.105                    -
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% .................................            393,509         1.244              489,389
    Separate Account Charges 1.55% .................................                  -         1.200                    -
    Separate Account Charges 1.60% (B) .............................            789,371         1.237              976,479
    Separate Account Charges 1.65% .................................                  -         1.200                    -
    Separate Account Charges 1.80% (A) .............................              6,015         1.339                8,056
    Separate Account Charges 1.80% (B) .............................                  -         1.230                    -
    Separate Account Charges 1.95% .................................                  -         1.198                    -
    Separate Account Charges 2.00% (B) .............................             27,832         1.336               37,196
    Separate Account Charges 2.05% .................................              1,675         1.198                2,006
    Separate Account Charges 2.20% (B) .............................                  -         1.334                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.197                    -
                                                                                                             -------------

Net Contract Owners' Equity ........................................                                         $ 489,076,466
                                                                                                             =============

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                           ------------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (0.3%)
    Total (Cost $1,441,074)                                                      24,014  $  1,330,627  $    250,374  $    184,546
                                                                           ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (1.3%)
    Total (Cost $6,519,911)                                                   6,519,911     6,519,911     6,309,261    10,591,799
                                                                           ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.3%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $1,310,381)                                                      64,774     1,310,368       143,036       255,559
                                                                           ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.5%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $202,122)        11,102       240,016       163,157         5,433
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $2,229,395)         92,210     1,966,831       396,315       274,574
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,431,517)                                                     103,312     2,206,847       559,472       280,007
                                                                           ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (2.3%)
  Global Growth Fund - Class 2 Shares (Cost $1,817,826)                         137,261     2,093,236       420,825       261,593
  Growth Fund - Class 2 Shares (Cost $3,903,325)                                 90,542     4,119,645       996,252       186,104
  Growth-Income Fund - Class 2 Shares (Cost $4,592,783)                         152,608     5,109,330     1,862,422       396,557
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $10,313,934)                                                    380,411    11,322,211     3,279,499       844,254
                                                                           ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.0%)
  Emerging Markets Portfolio
    Total (Cost $81,559)                                                         10,692       113,658       106,858        70,073
                                                                           ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (0.4%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,393,398)                                                     113,975     1,725,588       692,707       252,470
                                                                           ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (0.7%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $1,187,550)          37,205     1,280,582       568,926       160,782
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $1,661,821)                                                            51,674     1,932,078       458,963       215,601
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,849,371)                                                      88,879     3,212,660     1,027,889       376,383
                                                                           ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.5%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $689,331)                       42,621       742,876       212,362       155,353
  Mutual Shares Securities Fund - Class 2 Shares (Cost $907,973)                 68,954     1,026,732       780,661         6,953
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $31,355)                                                                5,073        35,969        31,465           119
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $461,323)             42,222       516,794       219,076        77,161
  Templeton Growth Securities Fund - Class 2 Shares (Cost $191,883)              20,336       227,561       191,234         2,711
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,281,865)                                                     179,206     2,549,932     1,434,798       242,297
                                                                           ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (70.9%)
  Appreciation Portfolio (Cost $2,293,253)                                      115,577     2,516,109       863,841       254,208
  Diversified Strategic Income Portfolio (Cost $1,903,494)                      207,111     1,895,067     1,358,302       168,411
  Equity Index Portfolio - Class I Shares (Cost $377,194,803)                12,336,620   334,445,771    20,934,342    12,224,183
  Equity Index Portfolio - Class II Shares (Cost $3,681,076)                    144,599     3,922,984     1,489,507       262,758
  Fundamental Value Portfolio (Cost $3,706,826)                                 207,658     4,169,763       749,201       255,290
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    (Cost $199,461)                                                              11,556       224,876       185,483         4,455
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $222,905)                                                              53,629       245,083       225,060        11,572
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $389,201,818)                                                13,076,750   347,419,653    25,805,736    13,180,877
                                                                           ------------  ------------  ------------  ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                          FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                             -----------------------------------------------------
INVESTMENTS                                                                     NO. OF        MARKET       COST OF       PROCEEDS
                                                                                SHARES        VALUE       PURCHASES     FROM SALES
                                                                             -----------   -----------   -----------   -----------
JANUS ASPEN SERIES (1.2%)
  Balanced Portfolio - Service Shares (Cost $2,895,627)                          124,306   $ 2,960,978   $   502,943   $   648,132
  Global Life Sciences Portfolio - Service Shares (Cost $745,268)                110,940       764,374       232,843       150,050
  Global Technology Portfolio - Service Shares (Cost $584,164)                   168,040       593,180        64,796        78,674
  Mid Cap Growth Portfolio - Service Shares (Cost $440,120)                       21,915       461,314       177,548        75,624
  Worldwide Growth Portfolio - Service Shares (Cost $1,028,325)                   39,404     1,012,686       301,540       304,645
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $5,693,504)                                                      464,605     5,792,532     1,279,670     1,257,125
                                                                             -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $14,393)                                                           1,033        15,203        14,414            24
                                                                             -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (0.1%)
  Growth and Income Portfolio (Cost $294,856)                                     12,870       315,571       298,678         3,882
  Mid-Cap Value Portfolio (Cost $141,788)                                          8,906       151,755       142,066           290
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $436,644)                                                         21,776       467,326       440,744         4,172
                                                                             -----------   -----------   -----------   -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $1,029)                103         1,075         1,030             1
  Merrill Lynch Small Cap Value V.I. Fund - Class III (Cost $1,000)                  100         1,068         1,001             1
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $2,029)                                                              203         2,143         2,031             2
                                                                             -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (3.0%)
  Real Return Portfolio - Administrative Class (Cost $173,104)                    13,973       172,705       175,641         2,580
  Total Return Portfolio - Administrative Class (Cost $14,431,538)             1,418,445    14,695,093     6,412,396     3,633,950
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $14,604,642)                                                   1,432,418    14,867,798     6,588,037     3,636,530
                                                                             -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $267,725)               63,463       293,200        27,217        39,760
  Putnam VT International Equity Fund - Class IB Shares (Cost $441,774)           38,913       500,033     2,320,406     2,219,907
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $2,465,034)             175,366     3,177,632       892,574       236,968
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $3,174,533)                                                      277,742     3,970,865     3,240,197     2,496,635
                                                                             -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.4%)
  All Cap Fund - Class I (Cost $5,331,485)                                       386,993     6,044,835       909,706       730,605
  Investors Fund - Class I (Cost $3,140,743)                                     276,516     3,508,987       531,560       294,401
  Large Cap Growth Fund - Class I (Cost $723,845)                                 72,067       841,021       785,196        83,324
  Small Cap Growth Fund - Class I (Cost $1,278,381)                              120,839     1,479,074       367,632       398,542
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $10,474,454)                                                     856,415    11,873,917     2,594,094     1,506,872
                                                                             -----------   -----------   -----------   -----------

SCUDDER INVESTMENT VIT FUNDS (0.2%)
  Scudder VIT EAFE(R) Equity Index Fund - Class A Shares (Cost $302,357)          37,971       311,739       213,254       109,168
  Scudder VIT Small Cap Index Fund - Class A Shares (Cost $565,705)               55,071       674,066       189,149       260,234
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $868,062)                                                         93,042       985,805       402,403       369,402
                                                                             -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Large Cap Core Portfolio (Cost $133,729)                           15,481       134,220        25,421        13,762
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $119,817)        12,001       141,490        34,899        36,225
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $253,546)                                                         27,482       275,710        60,320        49,987
                                                                             -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                     FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                         -----------------------------------------------------
INVESTMENTS                                                                NO. OF        MARKET        COST OF       PROCEEDS
                                                                           SHARES        VALUE        PURCHASES     FROM SALES
                                                                         -----------   -----------   -----------   -----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST (1.1%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $2,792,466)                                                        233,222   $ 3,262,771   $ 2,069,516   $    77,944
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $1,383,950)                                                        119,424     1,513,108     1,339,346        35,859
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $258,866)                                                           22,635       319,376       102,387        26,073
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $410,574)                                                           35,127       482,647       282,120        38,539
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $4,845,856)                                                  410,408     5,577,902     3,793,369       178,415
                                                                         -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (5.0%)
  Convertible Securities Portfolio (Cost $2,137,240)                         192,710     2,287,464     1,183,680       283,232
  Disciplined Mid Cap Stock Portfolio (Cost $864,115)                         58,033     1,014,989       275,210       227,326
  Equity Income Portfolio (Cost $5,888,064)                                  410,473     6,809,754     1,789,078       636,371
  Federated High Yield Portfolio (Cost $2,708,315)                           328,579     2,763,345     1,738,234       229,681
  Federated Stock Portfolio (Cost $669,215)                                   46,508       706,452       207,978        94,067
  Large Cap Portfolio (Cost $1,135,070)                                       91,973     1,212,204       527,512       174,576
  Lazard International Stock Portfolio (Cost $526,402)                        60,345       604,055       517,357       211,314
  Merrill Lynch Large Cap Core Portfolio (Cost $607,127)                      76,895       603,623       297,794       248,974
  MFS Emerging Growth Portfolio (Cost $938,225)                               85,870       802,889       142,385       155,465
  MFS Mid Cap Growth Portfolio (Cost $1,365,450)                             193,567     1,331,739       553,817       159,816
  Pioneer Fund Portfolio (Cost $15,902)                                        1,480        16,166        15,912            11
  Travelers Quality Bond Portfolio (Cost $6,461,357)                         565,549     6,339,804     2,075,508     1,125,192
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $23,316,482)                                               2,111,982    24,492,484     9,324,465     3,546,025
                                                                         -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (7.5%)
  AIM Capital Appreciation Portfolio (Cost $1,120,045)                       123,087     1,238,258       414,355        29,085
  MFS Total Return Portfolio (Cost $13,203,188)                              836,298    13,564,758     4,083,125       520,468
  Pioneer Strategic Income Portfolio (Cost $392,129)                          39,786       360,060        56,261        30,529
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $15,846)          1,582        15,818        15,929            83
  Smith Barney Aggressive Growth Portfolio (Cost $5,428,172)                 457,989     5,569,140       877,353       566,500
  Smith Barney High Income Portfolio (Cost $1,986,804)                       267,423     1,986,956     1,436,242       288,987
  Smith Barney International All Cap Growth Portfolio (Cost $185,537)         16,942       188,052        74,444       142,993
  Smith Barney Large Cap Value Portfolio (Cost $1,286,456)                    72,622     1,206,255        65,884       273,398
  Smith Barney Large Capitalization Growth Portfolio (Cost $2,336,157)       190,376     2,735,706       564,631       417,402
  Smith Barney Mid Cap Core Portfolio (Cost $1,858,062)                      157,308     2,037,137       307,951       397,429
  Smith Barney Money Market Portfolio (Cost $2,563,648)                    2,563,648     2,563,648     1,250,945     2,870,069
  Strategic Equity Portfolio (Cost $3,125,601)                               189,976     3,064,316       823,872       167,677
  Travelers Managed Income Portfolio (Cost $1,952,468)                       164,290     1,890,974       734,720       307,009
  Van Kampen Enterprise Portfolio (Cost $127,454)                              9,903       113,290        17,050         7,765
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $35,581,567)                                               5,091,230    36,534,368    10,722,762     6,019,394
                                                                         -----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.3%)
  Comstock Portfolio - Class II Shares (Cost $580,968)                        56,769       667,035       198,786       132,230
  Emerging Growth Portfolio - Class I Shares (Cost $703,154)                  24,206       588,445        22,061        27,384
  Enterprise Portfolio - Class II Shares (Cost $22,299)                        1,881        24,683        14,941         2,636
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $1,306,421)                                                   82,856     1,280,163       235,788       162,250
                                                                         -----------   -----------   -----------   -----------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $293,959)                                                     34,280       345,546        58,777        22,581
                                                                         -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND II (0.6%)
  Contrafund(R) Portfolio - Service Class (Cost $712,633)                     35,811       825,799       360,231        72,676
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,082,938)                106,639     2,445,240       552,097       408,972
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $2,795,571)                                                  142,450     3,271,039       912,328       481,648
                                                                         -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            ------------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
VARIABLE INSURANCE PRODUCTS FUND III (0.4%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $225,564)        37,945  $    266,374  $    128,125  $      4,029
  Mid Cap Portfolio - Service Class 2 (Cost $1,181,489)                           63,139     1,513,444       511,576       193,785
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,407,053)                                                      101,084     1,779,818       639,701       197,814
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $522,893,544)                                                                     $489,244,074  $ 79,918,730  $ 46,207,141
                                                                                          ============  ============  ============

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
CAPITAL APPRECIATION FUND                          2003    2,691  0.489 - 1.188     1,330      0.05   1.40 - 1.80      21.85 - 23.00
                                                   2002    2,524  0.398 - 0.400     1,007      1.57   1.40 - 1.60  (26.16) - (26.06)
                                                   2001    2,567  0.539 - 0.541     1,388      0.77   1.40 - 1.60  (27.26) - (27.09)

MONEY MARKET PORTFOLIO                             2003    5,706  0.987 - 1.150     6,520      0.79   1.40 - 2.00    (0.79) - (0.60)
                                                   2002    9,391  1.145 - 1.157    10,805      1.37   1.40 - 1.60    (0.26) - (0.09)
                                                   2001    9,321  1.148 - 1.158    10,739      2.58   1.40 - 1.60        0.88 - 2.39
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I          2003    1,750  0.747 - 0.751     1,310      0.29   1.40 - 1.60      23.06 - 23.32
                                                   2002    1,888  0.607 - 0.609     1,147      0.49   1.40 - 1.60  (31.33) - (31.19)
                                                   2001      650  0.884 - 0.885       575      0.35   1.40 - 1.60  (11.60) - (10.70)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                            2003      231  1.020 - 1.247       240      0.82   1.40 - 2.25       0.27 - 30.33
                                                   2002       55  0.786 - 0.788        43      0.13   1.40 - 1.80     (21.40) - 7.80
  AllianceBernstein Premier Growth
    Portfolio - Class B                            2003    3,120  0.620 - 1.148     1,966         -   1.40 - 2.25       0.18 - 21.60
                                                   2002    2,924  0.511 - 0.514     1,497         -   1.40 - 1.60  (31.87) - (31.74)
                                                   2001    2,022  0.750 - 0.753     1,520         -   1.40 - 1.60  (18.74) - (18.59)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares              2003    2,103  0.980 - 1.308     2,093      0.42   1.40 - 2.25       0.25 - 33.47
                                                   2002    1,918  0.736 - 0.741     1,415      0.93   1.40 - 1.60  (16.08) - (15.80)
                                                   2001    1,311  0.877 - 0.880     1,151      0.45   1.40 - 1.60  (15.59) - (15.47)

  Growth Fund - Class 2 Shares                     2003    4,171  0.981 - 1.291     4,119      0.12   1.40 - 2.05       3.33 - 34.92
                                                   2002    3,190  0.728 - 0.733     2,329      0.03   1.40 - 1.60  (25.71) - (25.51)
                                                   2001    1,956  0.980 - 0.984     1,919      0.33   1.40 - 1.60  (19.47) - (19.34)

  Growth-Income Fund - Class 2 Shares              2003    4,399  1.147 - 1.263     5,108      1.22   1.40 - 2.05       5.33 - 30.54
                                                   2002    2,992  0.885 - 0.894     2,662      1.22   1.40 - 1.80  (19.84) - (19.46)
                                                   2001    1,559  1.104 - 1.110     1,725      0.90   1.40 - 1.80      (5.45) - 2.03
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                       2003      139  0.813 - 0.819       114         -   1.40 - 1.60      40.66 - 40.96
                                                   2002       75  0.578 - 0.581        44      0.13   1.40 - 1.60  (12.95) - (12.89)
                                                   2001      282  0.664 - 0.667       188         -   1.40 - 1.60  (13.38) - (11.11)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class        2003    1,010  1.323 - 1.714     1,725      2.16   1.40 - 1.80       4.01 - 32.15
                                                   2002      719  1.290 - 1.297       931      1.76   1.40 - 1.60        2.87 - 3.10
                                                   2001      236  1.254 - 1.258       296      0.32   1.40 - 1.60        7.09 - 7.25
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                 2003    1,498  0.851 - 1.153     1,280      1.74   1.40 - 2.00      12.38 - 19.53
                                                   2002      970  0.713 - 0.717       694      1.94   1.40 - 1.60  (18.05) - (17.87)
                                                   2001      297  0.870 - 0.873       259      1.67   1.40 - 1.60  (10.77) - (10.64)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                     2003    1,952  0.982 - 1.263     1,932      0.03   1.40 - 2.00      12.77 - 29.79
                                                   2002    1,644  0.758 - 0.762     1,251      0.05   1.40 - 1.60  (20.38) - (20.21)
                                                   2001      731  0.952 - 0.955       698      0.59   1.40 - 1.60    (7.57) - (4.21)

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares         2003      925  0.761 - 1.306       743         -   1.40 - 2.05       1.70 - 35.45
                                                   2002      918  0.564 - 0.567       518      0.27   1.40 - 1.60  (29.76) - (29.74)
                                                   2001      581  0.803 - 0.807       467      0.15   1.40 - 1.60   (16.61) - (9.22)

  Mutual Shares Securities Fund - Class 2 Shares   2003      978  1.036 - 1.222     1,027      0.78   1.40 - 2.05       0.81 - 23.43
                                                   2002      158  0.842 - 0.845       133      0.06   1.40 - 1.80     (15.80) - 0.84
  Templeton Developing Markets
    Securities Fund - Class 2 Shares               2003       26  1.265 - 1.448        36      0.11   1.40 - 1.65       8.30 - 44.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                                 2003      550  0.918 - 1.284       517      1.69   1.40 - 2.00       6.23 - 30.42
                                                   2002      376  0.706 - 0.710       266      1.66   1.40 - 1.60  (19.86) - (19.68)
                                                   2001      145  0.881 - 0.884       128      2.86   1.40 - 1.60  (17.28) - (13.16)
  Templeton Growth Securities Fund -
    Class 2 Shares                                 2003      220  1.025 - 1.265       228      1.64   1.40 - 2.00      18.45 - 33.51
                                                   2002        4  0.790 - 0.792         3      1.30   1.40 - 1.80  (21.00) - (14.19)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                           2003    2,587  0.962 - 1.195     2,516      0.76   1.40 - 2.05       1.63 - 22.94
                                                   2002    1,876  0.784 - 0.789     1,475      1.77   1.40 - 1.60  (18.84) - (18.74)
                                                   2001      887  0.966 - 0.971       859      1.05   1.40 - 1.60    (6.99) - (5.57)

  Diversified Strategic Income Portfolio           2003    1,635  1.057 - 1.174     1,895      8.33   1.40 - 2.20       0.00 - 10.23
                                                   2002      632  1.058 - 1.065       670     11.34   1.40 - 1.60        3.12 - 3.40
                                                   2001      371  1.026 - 1.030       381      7.76   1.40 - 1.60    (0.96) - (0.10)

  Equity Index Portfolio - Class I Shares          2003  370,606  0.740 - 1.282   334,308      1.34   1.40 - 3.60      23.60 - 28.20
                                                   2002  359,736  0.594 - 0.942   256,174      2.39   1.40 - 3.60  (24.90) - (23.29)
                                                   2001  299,718  0.784 - 1.228   282,924      0.95   1.40 - 3.60   (15.26) - (3.57)

  Equity Index Portfolio - Class II Shares         2003    4,949  0.786 - 1.213     3,922      1.24   1.40 - 2.05       1.52 - 25.91
                                                   2002    3,217  0.625 - 0.629     2,016      2.01   1.40 - 1.60  (23.59) - (23.48)
                                                   2001    1,936  0.818 - 0.822     1,587      0.62   1.40 - 1.60   (13.20) - (9.81)

  Fundamental Value Portfolio                      2003    3,402  1.169 - 1.315     4,169      0.67   1.40 - 2.05       5.79 - 36.66
                                                   2002    2,926  0.897 - 0.903     2,629      1.32   1.40 - 1.60  (22.54) - (22.36)
                                                   2001    1,091  1.158 - 1.163     1,266      0.34   1.40 - 1.60    (7.43) - (4.36)
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares                   2003      197  1.040 - 1.306       225         -   1.40 - 2.00      10.79 - 38.13
                                                   2002       21  0.756 - 0.758        16         -   1.40 - 1.80   (24.40) - (5.60)
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares                   2003      239  1.020 - 1.027       245      0.80   1.40 - 1.80      27.82 - 28.38
                                                   2002       11  0.798 - 0.800         9      1.03   1.40 - 1.80   (20.20) - (1.84)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares              2003    3,154  0.934 - 0.941     2,960      1.83   1.40 - 1.60      11.99 - 12.16
                                                   2002    3,344  0.834 - 0.839     2,800      2.19   1.40 - 1.60    (8.15) - (7.90)
                                                   2001    2,298  0.908 - 0.911     2,092      2.36   1.40 - 1.60    (6.49) - (6.28)
  Global Life Sciences Portfolio -
    Service Shares                                 2003      953  0.799 - 0.805       764         -   1.40 - 1.60      24.26 - 24.42
                                                   2002      834  0.643 - 0.647       538         -   1.40 - 1.60  (30.71) - (30.50)
                                                   2001      511  0.928 - 0.931       475         -   1.40 - 1.60     (18.09) - 1.09

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
JANUS ASPEN SERIES (CONTINUED)
  Global Technology Portfolio - Service Shares     2003    1,704  0.347 - 0.349       593         -   1.40 - 1.60      44.21 - 44.58
                                                   2002    1,718  0.240 - 0.242       414         -   1.40 - 1.60  (42.03) - (41.69)
                                                   2001    1,091  0.414 - 0.415       452      0.38   1.40 - 1.60  (38.30) - (38.24)

  Mid Cap Growth Portfolio - Service Shares        2003    1,228  0.375 - 0.378       461         -   1.40 - 1.60      32.51 - 33.10
                                                   2002      942  0.283 - 0.284       267         -   1.40 - 1.60  (29.25) - (29.18)
                                                   2001      718  0.400 - 0.401       287         -   1.40 - 1.60   (40.56) - (8.03)

  Worldwide Growth Portfolio - Service Shares      2003    1,857  0.540 - 1.188     1,012      0.82   1.40 - 2.00      13.47 - 21.97
                                                   2002    1,880  0.444 - 0.446       837      0.63   1.40 - 1.60  (26.85) - (26.77)
                                                   2001    1,486  0.607 - 0.609       904      0.31   1.40 - 1.60  (23.84) - (23.68)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio            2003       11  1.334 - 1.336        15         -   1.40 - 1.60      22.72 - 33.60
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                      2003      254  1.239 - 1.244       316      1.79   1.40 - 2.00       7.81 - 24.40

  Mid-Cap Value Portfolio                          2003      127  1.156 - 1.260       152      1.81   1.40 - 1.95       6.83 - 26.00
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                               2003        1          1.074         1      2.93          1.40               7.40
  Merrill Lynch Small Cap Value V.I.
    Fund - Class III                               2003        1          1.068         1      0.14          1.40               6.80
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative Class     2003      165  1.042 - 1.048       173      0.68   1.40 - 2.20      (0.57) - 4.80

  Total Return Portfolio - Administrative Class    2003   12,630  1.025 - 1.173    14,692      2.85   1.40 - 2.05      (1.79) - 3.62
                                                   2002   10,391  1.129 - 1.132    11,749      4.03   1.40 - 1.80        1.44 - 7.50
                                                   2001    2,212  1.051 - 1.053     2,327      2.74   1.40 - 1.60        5.10 - 5.72
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                                2003      403  0.724 - 0.728       293         -   1.40 - 1.60      29.75 - 30.00
                                                   2002      416  0.558 - 0.560       232         -   1.40 - 1.60  (30.68) - (30.52)
                                                   2001      111  0.805 - 0.806        89         -   1.40 - 1.60   (19.50) - (9.23)
  Putnam VT International Equity Fund -
    Class IB Shares                                2003      546  0.877 - 1.255       500      0.78   1.40 - 2.00       4.51 - 26.72
                                                   2002      408  0.694 - 0.696       284      0.68   1.40 - 1.60  (18.93) - (18.79)
                                                   2001      340  0.856 - 0.857       291         -   1.40 - 1.60   (14.40) - (8.64)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                      2003    2,459  1.281 - 1.436     3,177      0.30   1.40 - 1.80      13.16 - 47.66
                                                   2002    1,787  0.871 - 0.877     1,565      0.15   1.40 - 1.80  (21.25) - (19.39)
                                                   2001      438  1.087 - 1.088       477         -   1.40 - 1.60        5.22 - 8.70
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                           2003    4,954  1.209 - 1.311     6,044      0.27   1.40 - 2.00      14.20 - 37.02
                                                   2002    4,771  0.885 - 0.894     4,247      0.53   1.40 - 1.80  (26.43) - (26.05)
                                                   2001    2,256  1.203 - 1.209     2,721      1.67   1.40 - 1.80      (6.42) - 2.56

  Investors Fund - Class I                         2003    3,266  1.064 - 1.246     3,508      1.49   1.40 - 1.80       9.01 - 30.51
                                                   2002    3,006  0.818 - 0.826     2,475      1.64   1.40 - 1.80  (24.47) - (24.15)
                                                   2001    1,203  1.083 - 1.089     1,306      1.39   1.40 - 1.80      (9.48) - 1.69

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (CONTINUED)
  Large Cap Growth Fund - Class I                  2003      740  1.133 - 1.140       841      0.04   1.40 - 1.80      38.49 - 42.50
                                                   2002       22  0.798 - 0.800        17         -   1.40 - 1.80   (20.20) - (3.50)

  Small Cap Growth Fund - Class I                  2003    1,231  1.198 - 1.418     1,479         -   1.40 - 1.80       9.75 - 46.78
                                                   2002    1,305  0.817 - 0.823     1,069         -   1.40 - 1.60  (35.77) - (35.60)
                                                   2001      563  1.272 - 1.278       717         -   1.40 - 1.60      (7.59) - 3.84
SCUDDER INVESTMENT VIT FUNDS
  Scudder VIT EAFE(R) Equity Index Fund -
    Class A Shares                                 2003      343  0.899 - 0.911       312      4.51   1.40 - 1.60      31.24 - 31.65
                                                   2002      202  0.685 - 0.692       140      1.62   1.40 - 1.60  (22.86) - (22.77)
                                                   2001      176          0.896       158         -          1.60            (25.70)
  Scudder VIT Small Cap Index Fund -
    Class A Shares                                 2003      580  1.151 - 1.165       674      1.00   1.40 - 1.60      44.24 - 44.36
                                                   2002      686  0.798 - 0.807       553      0.74   1.40 - 1.60  (21.92) - (21.65)
                                                   2001      620          1.030       639      0.68          1.60               0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio            2003      162  0.790 - 1.101       134      0.48   1.40 - 2.05       6.79 - 21.78
                                                   2002      152  0.650 - 0.652        99      0.73   1.40 - 1.60  (27.21) - (27.07)
                                                   2001       31  0.893 - 0.894        28         -   1.40 - 1.60   (10.70) - (3.56)
Smith Barney Premier Selections All
    Cap Growth Portfolio                           2003      166  0.851 - 0.855       141         -   1.40 - 1.60      32.14 - 32.35
                                                   2002      163  0.644 - 0.646       105      0.06   1.40 - 1.60  (27.88) - (27.74)
                                                   2001       42  0.893 - 0.894        37         -   1.40 - 1.60  (12.52) - (10.70)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                           2003    2,466  1.128 - 1.376     3,262      0.09   1.40 - 2.25       4.93 - 29.69
                                                   2002      742          1.061       787         -   1.40 - 1.60        0.86 - 6.10
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value              2003    1,238  1.088 - 1.249     1,513      0.61   1.40 - 2.25       3.45 - 20.33
                                                   2002       74          1.038        77         -   1.40 - 1.60      (1.70) - 3.80
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                       2003      233  1.241 - 1.394       319      0.19   1.40 - 2.00       7.08 - 29.80
                                                   2002      164          1.074       176         -   1.40 - 1.60      (1.47) - 7.40
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                           2003      356  1.357 - 1.360       483      0.39   1.40 - 1.60      26.94 - 27.22
                                                   2002      148          1.069       158         -   1.40 - 1.60      (2.82) - 6.90
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                 2003    1,998  1.139 - 1.235     2,287      3.95   1.40 - 2.00       4.13 - 24.51
                                                   2002    1,173  0.917 - 0.922     1,080      8.21   1.40 - 1.60    (8.48) - (8.26)
                                                   2001    1,015  1.002 - 1.005     1,019      2.98   1.40 - 1.60    (2.34) - (2.24)

  Disciplined Mid Cap Stock Portfolio              2003      920  1.096 - 1.281     1,015      0.32   1.40 - 2.00      17.63 - 31.90
                                                   2002      867  0.833 - 0.837       725      0.67   1.40 - 1.60  (15.69) - (15.54)
                                                   2001      437  0.988 - 0.991       432      0.47   1.40 - 1.60      (5.54) - 7.83

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Equity Income Portfolio                          2003    5,966  1.133 - 1.235     6,808      1.05   1.40 - 2.05       5.00 - 29.38
                                                   2002    4,822  0.879 - 0.885     4,257      1.37   1.40 - 1.60  (15.32) - (15.15)
                                                   2001    2,830  1.038 - 1.043     2,946      2.69   1.40 - 1.60    (8.14) - (7.94)

  Federated High Yield Portfolio                   2003    2,387  1.152 - 1.204     2,763      9.53   1.40 - 2.00       7.21 - 20.69
                                                   2002    1,113  0.956 - 0.962     1,068     25.38   1.40 - 1.60        2.03 - 2.34
                                                   2001      365  0.937 - 0.940       342     22.81   1.40 - 1.60      (2.99) - 0.32

  Federated Stock Portfolio                        2003      675  1.042 - 1.225       706      1.72   1.40 - 1.80       9.28 - 25.90
                                                   2002      562  0.830 - 0.834       468      2.64   1.40 - 1.60  (20.57) - (20.50)
                                                   2001      689  1.045 - 1.049       722      1.96   1.40 - 1.60      (5.32) - 0.00

  Large Cap Portfolio                              2003    1,683  0.718 - 1.181     1,212      0.46   1.40 - 2.00      11.84 - 22.92
                                                   2002    1,104  0.585 - 0.589       648      0.62   1.40 - 1.60  (24.12) - (23.90)
                                                   2001      636  0.771 - 0.774       491      0.91   1.40 - 1.60  (18.59) - (18.44)

  Lazard International Stock Portfolio             2003      811  0.742 - 1.160       604      2.93   1.40 - 1.65       1.84 - 26.83
                                                   2002      359  0.586 - 0.589       211      3.06   1.40 - 1.60  (14.33) - (14.14)
                                                   2001      302  0.684 - 0.686       207      0.28   1.40 - 1.60  (27.39) - (18.91)

  Merrill Lynch Large Cap Core Portfolio           2003      822  0.707 - 1.158       603      0.71   1.40 - 2.05       3.61 - 19.43
                                                   2002      783  0.593 - 0.597       465      0.75   1.40 - 1.60  (26.34) - (26.11)
                                                   2001      447  0.805 - 0.808       360      0.06   1.40 - 1.60  (23.70) - (23.56)

  MFS Emerging Growth Portfolio                    2003    1,371  0.581 - 1.229       803         -   1.40 - 2.00       3.19 - 27.39
                                                   2002    1,396  0.457 - 0.460       640         -   1.40 - 1.60  (35.36) - (35.21)
                                                   2001      872  0.707 - 0.710       618         -   1.40 - 1.60  (37.21) - (37.06)

  MFS Mid Cap Growth Portfolio                     2003    2,601  0.499 - 1.311     1,331         -   1.40 - 1.80       9.34 - 35.22
                                                   2002    1,786  0.370 - 0.372       663         -   1.40 - 1.60  (49.66) - (49.53)
                                                   2001    1,060  0.735 - 0.737       781         -   1.40 - 1.60  (24.85) - (24.80)

  Pioneer Fund Portfolio                           2003       14  1.127 - 1.217        16     13.30   1.40 - 2.05       1.62 - 21.70

  Travelers Quality Bond Portfolio                 2003    5,209  1.063 - 1.220     6,339      4.89   1.40 - 2.00        2.41 - 5.54
                                                   2002    4,597  1.150 - 1.156     5,307      8.28   1.40 - 1.60        4.07 - 4.33
                                                   2001    2,682  1.105 - 1.108     2,971      4.59   1.40 - 1.60        5.44 - 5.62
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio               2003    1,462  0.823 - 1.228     1,238         -   1.40 - 2.25     (0.09) - 27.43
                                                   2002      968  0.646 - 0.649       626         -   1.40 - 1.60  (25.14) - (24.88)
                                                   2001      240  0.863 - 0.864       207         -   1.40 - 1.60     (13.70) - 0.00

  MFS Total Return Portfolio                       2003   11,213  1.079 - 1.221    13,562      2.61   1.40 - 2.05       4.55 - 14.97
                                                   2002    8,050  1.052 - 1.062     8,525      7.42   1.40 - 1.80    (6.98) - (6.60)
                                                   2001    4,354  1.131 - 1.137     4,941      1.53   1.40 - 1.80      (1.65) - 1.62

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Pioneer Strategic Income Portfolio               2003      288  1.246 - 1.255       360      9.45   1.40 - 1.60      17.66 - 17.84
                                                   2002      289  1.059 - 1.065       307     20.21   1.40 - 1.60        4.23 - 4.41
                                                   2001      578  1.016 - 1.020       589     10.68   1.40 - 1.60        2.52 - 2.82
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                 2003       16  0.997 - 0.999        16      0.78   1.40 - 2.20             (0.10)

  Smith Barney Aggressive Growth Portfolio         2003    4,858  1.135 - 1.256     5,568         -   1.40 - 2.05       5.58 - 32.64
                                                   2002    4,553  0.859 - 0.867     3,932         -   1.40 - 1.80  (33.82) - (33.61)
                                                   2001    2,814  1.298 - 1.306     3,665         -   1.40 - 1.80      (5.59) - 2.37

  Smith Barney High Income Portfolio               2003    1,872  1.039 - 1.262     1,987     10.51   1.40 - 2.05       3.67 - 25.81
                                                   2002      813  0.828 - 0.833       675     29.32   1.40 - 1.60    (4.83) - (4.58)
                                                   2001      406  0.870 - 0.873       354      4.30   1.40 - 1.60    (7.84) - (7.32)
  Smith Barney International All Cap
    Growth Portfolio                               2003      326  0.573 - 0.577       188      0.96   1.40 - 1.60      25.38 - 25.71
                                                   2002      463  0.457 - 0.459       212      1.08   1.40 - 1.60  (26.79) - (26.76)
                                                   2001      383  0.624 - 0.627       239         -   1.40 - 1.60  (32.32) - (32.14)

  Smith Barney Large Cap Value Portfolio           2003    1,299  0.920 - 0.933     1,206      1.68   1.40 - 1.80      25.34 - 25.74
                                                   2002    1,605  0.734 - 0.742     1,185      4.58   1.40 - 1.80  (26.75) - (26.39)
                                                   2001      980  1.002 - 1.008       985      1.33   1.40 - 1.80    (9.63) - (7.86)
  Smith Barney Large Capitalization
    Growth Portfolio                               2003    2,915  0.918 - 1.371     2,735      0.02   1.40 - 1.80       3.08 - 45.47
                                                   2002    2,789  0.634 - 0.640     1,776      0.43   1.40 - 1.80  (26.11) - (25.84)
                                                   2001    1,355  0.858 - 0.863     1,165         -   1.40 - 1.80     (13.93) - 0.94

  Smith Barney Mid Cap Core Portfolio              2003    1,672  1.158 - 1.245     2,037         -   1.40 - 2.05       2.02 - 28.05
                                                   2002    1,774  0.950 - 0.959     1,696      0.11   1.40 - 1.80  (20.57) - (20.28)
                                                   2001      820  1.196 - 1.203       984         -   1.40 - 1.80   (11.39) - (6.49)

  Smith Barney Money Market Portfolio              2003    2,431  0.988 - 1.066     2,564      0.68   1.40 - 1.95      (0.94) - 0.00
                                                   2002    3,914  1.067 - 1.074     4,183      1.24   1.40 - 1.60    (0.37) - (0.09)
                                                   2001    1,584  1.071 - 1.075     1,698      2.36   1.40 - 1.60        1.03 - 2.10

  Strategic Equity Portfolio                       2003    4,514  0.672 - 1.262     3,064         -   1.40 - 1.80       8.79 - 30.64
                                                   2002    3,365  0.515 - 0.519     1,739      0.71   1.40 - 1.60  (34.64) - (34.47)
                                                   2001    2,023  0.788 - 0.792     1,599      0.12   1.40 - 1.60  (14.81) - (14.56)

  Travelers Managed Income Portfolio               2003    1,590  1.029 - 1.203     1,891      4.82   1.40 - 2.20        0.29 - 6.93
                                                   2002    1,265  1.114 - 1.125     1,416     16.56   1.40 - 1.80        0.36 - 0.81
                                                   2001      319  1.110 - 1.116       355      1.37   1.40 - 1.80      (1.33) - 1.55

  Van Kampen Enterprise Portfolio                  2003      174  0.644 - 1.129       113      0.17   1.40 - 1.95       4.06 - 23.85
                                                   2002      158  0.521 - 0.524        82      0.92   1.40 - 1.60  (30.44) - (30.41)
                                                   2001      101  0.749 - 0.753        76         -   1.40 - 1.60     (22.54) - 9.77
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares             2003      711  0.931 - 1.249       667      0.76   1.40 - 2.00      14.27 - 28.93
                                                   2002      639  0.723 - 0.726       463      0.34   1.40 - 1.60  (20.72) - (20.57)
                                                   2001      258  0.912 - 0.914       236         -   1.40 - 1.60    (8.80) - (5.87)

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONTINUED)
  Emerging Growth Portfolio - Class I Shares       2003      841  0.691 - 1.116       588         -   1.40 - 1.95       3.91 - 25.59
                                                   2002      848  0.551 - 0.555       469      0.32   1.40 - 1.60  (33.61) - (33.45)
                                                   2001      631  0.830 - 0.834       525      0.04   1.40 - 1.60  (32.58) - (32.41)

  Enterprise Portfolio - Class II Shares           2003       32  0.777 - 0.782        25      0.23   1.40 - 1.60      23.73 - 23.93
                                                   2002       15  0.628 - 0.631         9      0.18   1.40 - 1.60  (30.76) - (24.07)
                                                   2001        2          0.907         2         -          1.60             (9.30)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                        2003      357  0.965 - 0.970       345         -   1.40 - 1.60      39.65 - 39.97
                                                   2002      299  0.691 - 0.693       207         -   1.40 - 1.60  (26.80) - (21.61)
                                                   2001        6          0.944         5         -          1.60             (5.60)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class          2003      795  1.014 - 1.247       826      0.29   1.40 - 2.05       3.73 - 26.61
                                                   2002      486  0.803 - 0.808       392      0.45   1.40 - 1.60  (10.88) - (10.72)
                                                   2001      177  0.901 - 0.905       160      0.55   1.40 - 1.60  (13.78) - (13.56)

  Contrafund(R) Portfolio - Service Class 2        2003    2,727  0.891 - 1.248     2,445      0.29   1.40 - 2.00      15.49 - 26.34
                                                   2002    2,499  0.706 - 0.710     1,770      0.60   1.40 - 1.60  (10.97) - (10.80)
                                                   2001    1,544  0.793 - 0.796     1,227      0.19   1.40 - 1.60  (13.90) - (13.67)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                              2003      282  0.942 - 0.947       266         -   1.40 - 1.60      22.98 - 23.15
                                                   2002      133  0.766 - 0.769       102      0.29   1.40 - 1.60    (9.03) - (8.78)
                                                   2001       40          0.842        33         -          1.60            (15.80)

  Mid Cap Portfolio - Service Class 2              2003    1,218  1.198 - 1.339     1,513      0.23   1.40 - 2.05       6.96 - 36.40
                                                   2002      891  0.909 - 0.912       812      0.69   1.40 - 1.60  (11.49) - (11.28)
                                                   2001      294  1.027 - 1.028       302         -   1.40 - 1.60        1.28 - 2.70


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                               AIM V.I.
                                                     CAPITAL                       MONEY                       PREMIER
                                                  APPRECIATION                    MARKET                     EQUITY FUND -
                                                      FUND                       PORTFOLIO                     SERIES I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     2,523,843      2,567,449      9,390,589      9,321,007      1,887,883        649,546
Accumulation units purchased and
  transferred from other funding options       564,557        851,788      5,788,599     18,349,562        238,920      1,329,730
Accumulation units redeemed and
  transferred to other funding options .      (396,904)      (895,394)    (9,473,238)   (18,279,980)      (377,011)       (91,393)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     2,691,496      2,523,843      5,705,950      9,390,589      1,749,792      1,887,883
                                          ============   ============   ============   ============   ============   ============

                                               ALLIANCEBERNSTEIN
                                                   GROWTH AND               ALLIANCEBERNSTEIN               GLOBAL GROWTH
                                               INCOME PORTFOLIO -             PREMIER GROWTH                FUND - CLASS 2
                                                    CLASS B                 PORTFOLIO - CLASS B                 SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...        54,855             --      2,924,098      2,021,943      1,917,538      1,311,097
Accumulation units purchased and
  transferred from other funding options       176,631         54,855        583,377      1,176,445        479,820        621,066
Accumulation units redeemed and
  transferred to other funding options .          (857)            --       (387,355)      (274,290)      (294,842)       (14,625)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       230,629         54,855      3,120,120      2,924,098      2,102,516      1,917,538
                                          ============   ============   ============   ============   ============   ============

                                                                                GROWTH-INCOME                   EMERGING
                                                  GROWTH FUND -                FUND - CLASS 2                   MARKETS
                                                 CLASS 2 SHARES                    SHARES                      PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     3,190,452      1,956,337      2,991,909      1,558,823         75,377        281,818
Accumulation units purchased and
  transferred from other funding options     1,211,204      1,494,891      1,797,409      1,555,017        182,284      1,414,223
Accumulation units redeemed and
  transferred to other funding options .      (230,508)      (260,776)      (390,355)      (121,931)      (118,436)    (1,620,664)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     4,171,148      3,190,452      4,398,963      2,991,909        139,225         75,377
                                          ============   ============   ============   ============   ============   ============

                                                    DELAWARE                    DREYFUS VIF                    DREYFUS VIF
                                                    VIP REIT                    APPRECIATION                   DEVELOPING
                                                    SERIES -                    PORTFOLIO -                LEADERS PORTFOLIO -
                                                 STANDARD CLASS                INITIAL SHARES                INITIAL SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       718,704        235,572        969,515        297,481      1,644,215        731,192
Accumulation units purchased and
  transferred from other funding options       455,633        537,616        742,154        695,425        565,581      1,083,230
Accumulation units redeemed and
  transferred to other funding options .      (164,147)       (54,484)      (213,404)       (23,391)      (258,030)      (170,207)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,010,190        718,704      1,498,265        969,515      1,951,766      1,644,215
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                               TEMPLETON
                                                                                   MUTUAL                      DEVELOPING
                                                    FRANKLIN                       SHARES                        MARKETS
                                                    SMALL CAP                    SECURITIES                    SECURITIES
                                                 FUND - CLASS 2                FUND - CLASS 2                FUND - CLASS 2
                                                     SHARES                        SHARES                        SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       917,978        580,885        157,785             --             --             --
Accumulation units purchased and
  transferred from other funding options       246,760        605,450        827,409        158,101         26,271             --
Accumulation units redeemed and
  transferred to other funding options .      (239,676)      (268,357)        (7,021)          (316)            --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       925,062        917,978        978,173        157,785         26,271             --
                                          ============   ============   ============   ============   ============   ============

                                                   TEMPLETON                     TEMPLETON
                                                    FOREIGN                        GROWTH
                                                   SECURITIES                    SECURITIES
                                                 FUND - CLASS 2                FUND - CLASS 2                APPRECIATION
                                                     SHARES                        SHARES                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       376,269        145,408          3,558             --      1,875,855        886,915
Accumulation units purchased and
  transferred from other funding options       234,313        244,521        216,557         25,575      1,019,478      1,296,752
Accumulation units redeemed and
  transferred to other funding options .       (60,755)       (13,660)          (185)       (22,017)      (308,562)      (307,812)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       549,827        376,269        219,930          3,558      2,586,771      1,875,855
                                          ============   ============   ============   ============   ============   ============

                                                                                  EQUITY
                                                  DIVERSIFIED                      INDEX
                                                   STRATEGIC                     PORTFOLIO -                 EQUITY INDEX
                                                     INCOME                       CLASS I                     PORTFOLIO -
                                                   PORTFOLIO                       SHARES                   CLASS II SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       632,005        370,596    359,736,341    299,717,852      3,217,028      1,935,698
Accumulation units purchased and
  transferred from other funding options     1,095,847        451,738     25,238,368     70,625,706      2,186,279      2,278,038
Accumulation units redeemed and
  transferred to other funding options .       (92,522)      (190,329)   (14,368,982)   (10,607,217)      (454,539)      (996,708)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,635,330        632,005    370,605,727    359,736,341      4,948,768      3,217,028
                                          ============   ============   ============   ============   ============   ============

                                                                             SALOMON BROTHERS              SALOMON BROTHERS
                                                                             VARIABLE EMERGING             VARIABLE GROWTH
                                                  FUNDAMENTAL                  GROWTH FUND -               & INCOME FUND -
                                                VALUE PORTFOLIO               CLASS I SHARES                CLASS I SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     2,925,518      1,090,851         21,468             --         10,754             --
Accumulation units purchased and
  transferred from other funding options       728,062      2,514,402        175,574         21,468        238,833         10,754
Accumulation units redeemed and
  transferred to other funding options .      (251,978)      (679,735)           (31)            --        (10,373)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     3,401,602      2,925,518        197,011         21,468        239,214         10,754
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                 GLOBAL LIFE                    GLOBAL
                                                                                  SCIENCES                    TECHNOLOGY
                                               BALANCED PORTFOLIO -              PORTFOLIO -                   PORTFOLIO -
                                                 SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     3,343,585      2,297,629        834,087        511,317      1,718,433      1,090,816
Accumulation units purchased and
  transferred from other funding options       578,017      1,500,141        328,567        533,738        270,215        975,521
Accumulation units redeemed and
  transferred to other funding options .      (767,646)      (454,185)      (209,968)      (210,968)      (284,409)      (347,904)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     3,153,956      3,343,585        952,686        834,087      1,704,239      1,718,433
                                          ============   ============   ============   ============   ============   ============

                                                     MID CAP                     WORLDWIDE                      LAZARD
                                                     GROWTH                        GROWTH                      RETIREMENT
                                                   PORTFOLIO -                   PORTFOLIO -                   SMALL CAP
                                                 SERVICE SHARES                SERVICE SHARES                  PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       942,447        718,141      1,879,813      1,486,493             --             --
Accumulation units purchased and
  transferred from other funding options       537,119        300,008        584,087      1,460,377         11,393             --
Accumulation units redeemed and
  transferred to other funding options .      (251,614)       (75,702)      (606,861)    (1,067,057)            (1)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,227,952        942,447      1,857,039      1,879,813         11,392             --
                                          ============   ============   ============   ============   ============   ============

                                                                                                            MERRILL LYNCH
                                                   GROWTH AND                     MID-CAP                  GLOBAL ALLOCATION
                                                INCOME PORTFOLIO              VALUE PORTFOLIO            V.I. FUND - CLASS III
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       254,937             --        127,273             --          1,000             --
Accumulation units redeemed and
  transferred to other funding options .        (1,062)            --             (2)            --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       253,875             --        127,271             --          1,000             --
                                          ============   ============   ============   ============   ============   ============

                                                MERRILL LYNCH                  REAL RETURN                   TOTAL RETURN
                                                   SMALL CAP                    PORTFOLIO -                   PORTFOLIO -
                                                   VALUE V.I.                 ADMINISTRATIVE                ADMINISTRATIVE
                                               FUND - CLASS III                    CLASS                         CLASS
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...            --             --             --             --     10,390,548      2,212,030
Accumulation units purchased and
  transferred from other funding options         1,000             --        165,255             --      5,998,391     10,364,137
Accumulation units redeemed and
  transferred to other funding options .            --             --           (166)            --     (3,759,252)    (2,185,619)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........         1,000             --        165,089             --     12,629,687     10,390,548
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                   PUTNAM VT                     PUTNAM VT
                                                   DISCOVERY                   INTERNATIONAL                   PUTNAM VT
                                                  GROWTH FUND -                 EQUITY FUND -                  SMALL CAP
                                                    CLASS IB                      CLASS IB                    VALUE FUND -
                                                     SHARES                        SHARES                   CLASS IB SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       415,602        110,871        408,365        340,112      1,786,670        438,239
Accumulation units purchased and
  transferred from other funding options        41,316        375,499      3,127,099      5,421,202        945,949      1,650,735
Accumulation units redeemed and
  transferred to other funding options .       (54,011)       (70,768)    (2,989,798)    (5,352,949)      (273,217)      (302,304)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       402,907        415,602        545,666        408,365      2,459,402      1,786,670
                                          ============   ============   ============   ============   ============   ============

                                                                                                               LARGE CAP
                                                    ALL CAP                      INVESTORS                   GROWTH FUND -
                                                 FUND - CLASS I                FUND - CLASS I                   CLASS I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     4,770,917      2,255,645      3,005,623      1,202,592         21,665             --
Accumulation units purchased and
  transferred from other funding options       996,088      3,239,926        603,775      2,546,816        739,518         21,665
Accumulation units redeemed and
  transferred to other funding options .      (813,202)      (724,654)      (343,121)      (743,785)       (21,597)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     4,953,803      4,770,917      3,266,277      3,005,623        739,586         21,665
                                          ============   ============   ============   ============   ============   ============

                                                                                  SCUDDER
                                                                                 VIT EAFE(R)                  SCUDDER VIT
                                                    SMALL CAP                   EQUITY INDEX                   SMALL CAP
                                                   GROWTH FUND -               FUND - CLASS A                 INDEX FUND -
                                                     CLASS I                       SHARES                    CLASS A SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,304,908        562,782        201,899        176,300        686,482        620,344
Accumulation units purchased and
  transferred from other funding options       401,453      1,019,190        299,041         33,293        208,037         79,957
Accumulation units redeemed and
  transferred to other funding options .      (475,244)      (277,064)      (157,661)        (7,694)      (314,689)       (13,819)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,231,117      1,304,908        343,279        201,899        579,830        686,482
                                          ============   ============   ============   ============   ============   ============

                                                                                                               MULTIPLE
                                                                                 SMITH BARNEY                 DISCIPLINE
                                                                                   PREMIER                    PORTFOLIO -
                                                  SMITH BARNEY                    SELECTIONS                    ALL CAP
                                                   LARGE CAP                       ALL CAP                     GROWTH AND
                                                 CORE PORTFOLIO                GROWTH PORTFOLIO                  VALUE
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       151,800         31,323        162,585         41,619        741,851             --
Accumulation units purchased and
  transferred from other funding options        24,963        124,847         50,509        144,331      1,797,850        744,585
Accumulation units redeemed and
  transferred to other funding options .       (14,858)        (4,370)       (46,785)       (23,365)       (73,414)        (2,734)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       161,905        151,800        166,309        162,585      2,466,287        741,851
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                    MULTIPLE
                                                   DISCIPLINE                     MULTIPLE                     MULTIPLE
                                                   PORTFOLIO -                   DISCIPLINE                   DISCIPLINE
                                                    BALANCED                     PORTFOLIO -                  PORTFOLIO -
                                                    ALL CAP                      GLOBAL ALL                   LARGE CAP
                                                   GROWTH AND                    CAP GROWTH                   GROWTH AND
                                                     VALUE                       AND VALUE                      VALUE
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...        74,217             --        163,663             --        147,679             --
Accumulation units purchased and
  transferred from other funding options     1,187,854         74,217         85,418        163,663        235,362        149,238
Accumulation units redeemed and
  transferred to other funding options .       (24,072)            --        (16,258)            --        (27,408)        (1,559)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,237,999         74,217        232,823        163,663        355,633        147,679
                                          ============   ============   ============   ============   ============   ============

                                                  CONVERTIBLE                  DISCIPLINED MID                  EQUITY
                                                   SECURITIES                     CAP STOCK                     INCOME
                                                   PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,172,901      1,014,757        866,995        436,774      4,821,616      2,830,108
Accumulation units purchased and
  transferred from other funding options     1,048,168        632,874        319,119        693,635      1,977,896      2,737,142
Accumulation units redeemed and
  transferred to other funding options .      (222,863)      (474,730)      (265,835)      (263,414)      (833,032)      (745,634)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,998,206      1,172,901        920,279        866,995      5,966,480      4,821,616
                                          ============   ============   ============   ============   ============   ============

                                                 FEDERATED HIGH                  FEDERATED                    LARGE CAP
                                                 YIELD PORTFOLIO              STOCK PORTFOLIO                 PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,113,209        365,106        562,453        688,682      1,104,333        636,289
Accumulation units purchased and
  transferred from other funding options     1,482,253        807,769        227,479        377,071        726,571        694,852
Accumulation units redeemed and
  transferred to other funding options .      (208,476)       (59,666)      (115,393)      (503,300)      (148,388)      (226,808)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     2,386,986      1,113,209        674,539        562,453      1,682,516      1,104,333
                                          ============   ============   ============   ============   ============   ============

                                                     LAZARD                    MERRILL LYNCH
                                                  INTERNATIONAL                  LARGE CAP                   MFS EMERGING
                                                 STOCK PORTFOLIO               CORE PORTFOLIO              GROWTH PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       358,932        302,087        783,013        446,733      1,395,896        871,844
Accumulation units purchased and
  transferred from other funding options       806,345      1,990,224        440,398        362,615        235,699        721,399
Accumulation units redeemed and
  transferred to other funding options .      (354,676)    (1,933,379)      (401,337)       (26,335)      (260,488)      (197,347)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       810,601        358,932        822,074        783,013      1,371,107      1,395,896
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                    MFS MID                      PIONEER
                                                  CAP GROWTH                       FUND                    TRAVELERS QUALITY
                                                   PORTFOLIO                     PORTFOLIO                   BOND PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,786,283      1,060,034             --             --      4,597,139      2,682,206
Accumulation units purchased and
  transferred from other funding options     1,050,247      1,335,290         14,260             --      1,663,400      4,579,456
Accumulation units redeemed and
  transferred to other funding options .      (235,592)      (609,041)            --             --     (1,051,130)    (2,664,523)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     2,600,938      1,786,283         14,260             --      5,209,409      4,597,139
                                          ============   ============   ============   ============   ============   ============

                                                   AIM CAPITAL
                                                   APPRECIATION                  MFS TOTAL                  PIONEER STRATEGIC
                                                    PORTFOLIO                RETURN PORTFOLIO               INCOME PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       967,543        240,283      8,049,603      4,354,181        289,202        577,926
Accumulation units purchased and
  transferred from other funding options       523,595        759,010      4,030,980      4,598,607         20,717         76,818
Accumulation units redeemed and
  transferred to other funding options .       (28,655)       (31,750)      (867,933)      (903,185)       (21,965)      (365,542)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,462,483        967,543     11,212,650      8,049,603        287,954        289,202
                                          ============   ============   ============   ============   ============   ============

                                                 SB ADJUSTABLE
                                                  RATE INCOME                   SMITH BARNEY                  SMITH BARNEY
                                                   PORTFOLIO -                   AGGRESSIVE                   HIGH INCOME
                                                 CLASS I SHARES               GROWTH PORTFOLIO                 PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...            --             --      4,552,891      2,814,473        813,139        406,346
Accumulation units purchased and
  transferred from other funding options        15,903             --        963,256      2,491,612      1,399,641        507,962
Accumulation units redeemed and
  transferred to other funding options .           (50)            --       (658,040)      (753,194)      (340,828)      (101,169)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........        15,853             --      4,858,107      4,552,891      1,871,952        813,139
                                          ============   ============   ============   ============   ============   ============

                                                  SMITH BARNEY                                               SMITH BARNEY
                                                 INTERNATIONAL                  SMITH BARNEY                     LARGE
                                                    ALL CAP                      LARGE CAP                   CAPITALIZATION
                                                GROWTH PORTFOLIO              VALUE PORTFOLIO               GROWTH PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       462,865        382,509      1,605,109        979,833      2,788,946      1,355,499
Accumulation units purchased and
  transferred from other funding options       164,589        373,312         35,505        799,297        691,469      1,756,031
Accumulation units redeemed and
  transferred to other funding options .      (301,082)      (292,956)      (341,262)      (174,021)      (565,367)      (322,584)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       326,372        462,865      1,299,352      1,605,109      2,915,048      2,788,946
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  SMITH BARNEY                 SMITH BARNEY                    STRATEGIC
                                                    MID CAP                    MONEY MARKET                     EQUITY
                                                 CORE PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,774,191        820,163      3,914,115      1,584,432      3,365,142      2,023,467
Accumulation units purchased and
  transferred from other funding options       276,787      1,209,118      1,189,432      4,076,776      1,420,058      1,630,302
Accumulation units redeemed and
  transferred to other funding options .      (378,923)      (255,090)    (2,672,594)    (1,747,093)      (270,864)      (288,627)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,672,055      1,774,191      2,430,953      3,914,115      4,514,336      3,365,142
                                          ============   ============   ============   ============   ============   ============

                                                   TRAVELERS
                                                    MANAGED                                                    COMSTOCK
                                                     INCOME                     VAN KAMPEN                    PORTFOLIO -
                                                   PORTFOLIO               ENTERPRISE PORTFOLIO             CLASS II SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,264,513        318,897        157,946        100,838        639,367        257,896
Accumulation units purchased and
  transferred from other funding options       527,758      1,009,919         18,122         58,325        262,921        582,884
Accumulation units redeemed and
  transferred to other funding options .      (202,298)       (64,303)        (1,583)        (1,217)      (191,320)      (201,413)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,589,973      1,264,513        174,485        157,946        710,968        639,367
                                          ============   ============   ============   ============   ============   ============

                                                                                                              SMITH BARNEY
                                                    EMERGING                     ENTERPRISE                     SMALL CAP
                                                     GROWTH                      PORTFOLIO -                     GROWTH
                                                   PORTFOLIO -                    CLASS II                    OPPORTUNITIES
                                                 CLASS I SHARES                    SHARES                      PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       848,246        631,183         14,996          2,000        298,617          5,693
Accumulation units purchased and
  transferred from other funding options        27,694        299,032         20,385         49,601         78,646        306,800
Accumulation units redeemed and
  transferred to other funding options .       (34,931)       (81,969)        (3,674)       (36,605)       (20,216)       (13,876)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       841,009        848,246         31,707         14,996        357,047        298,617
                                          ============   ============   ============   ============   ============   ============

                                                                                                            DYNAMIC CAPITAL
                                                 CONTRAFUND(R)                 CONTRAFUND(R)                 APPRECIATION
                                                  PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                 SERVICE CLASS                SERVICE CLASS 2               SERVICE CLASS 2
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       486,375        177,010      2,499,419      1,543,571        132,887         39,739
Accumulation units purchased and
  transferred from other funding options       325,476        376,400        821,592      1,490,705        151,043         93,156
Accumulation units redeemed and
  transferred to other funding options .       (17,270)       (67,035)      (593,628)      (534,857)        (1,796)            (8)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       794,581        486,375      2,727,383      2,499,419        282,134        132,887
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                     MID CAP
                                                   PORTFOLIO -
                                                     SERVICE
                                                     CLASS 2                     COMBINED
                                          ---------------------------   ---------------------------
                                              2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       891,384        294,127    485,695,642    370,001,409
Accumulation units purchased and
  transferred from other funding options       568,201        699,969     88,147,011    176,497,402
Accumulation units redeemed and
  transferred to other funding options .      (241,183)      (102,712)   (51,478,699)   (60,803,169)
                                          ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,218,402        891,384    522,363,954    485,695,642
                                          ============   ============   ============   ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Fund BD III for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD III for Variable Annuities as of December 31, 2003 and the related statements of operations and for the year then ended and the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD III for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP

Hartford, Connecticut
March 12, 2004

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                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD III for Variable Annuities or shares of Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD III for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



FNDBDIII (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
The Travelers Insurance Company:


We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                    2003       2002        2001
--------------------------------------------------------------------------------

REVENUES
Premiums                                          $2,327     $1,924      $2,102
Net investment income                              3,058      2,936       2,831
Realized investment gains (losses)                    37       (322)        125
Fee income                                           606        560         537
Other revenues                                       111        136         107
--------------------------------------------------------------------------------
    Total Revenues                                 6,139      5,234       5,702
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits              2,102      1,711       1,862
Interest credited to contractholders               1,248      1,220       1,179
Amortization of deferred acquisition costs           501        393         379
General and administrative expenses                  459        407         371
--------------------------------------------------------------------------------
    Total Benefits and Expenses                    4,310      3,731       3,791
--------------------------------------------------------------------------------

Income from operations before federal
  income taxes and cumulative effects
  of changes in accounting principles              1,829      1,503       1,911
--------------------------------------------------------------------------------

Federal income taxes
    Current                                          360        236         471
    Deferred                                         111        185         159
--------------------------------------------------------------------------------
    Total Federal Income Taxes                       471        421         630
--------------------------------------------------------------------------------
Income before cumulative effects of
  changes in accounting principles                 1,358      1,082       1,281

Cumulative effect of change in accounting
  for derivative instruments and
  hedging activities, net of tax                      --         --          (6)
Cumulative effect of change in accounting for
  securitized financial assets, net of tax            --         --          (3)
--------------------------------------------------------------------------------
Net Income                                        $1,358     $1,082      $1,272
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)



AT DECEMBER 31,                                                2003        2002
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,170 and $2,687 subject to securities
  lending agreements) (cost $40,119; $35,428)                $42,323     $36,434
Equity securities, at fair value (cost $323; $328)               362         332
Mortgage loans                                                 1,886       1,985
Real estate                                                       96          36
Policy loans                                                   1,135       1,168
Short-term securities                                          3,603       4,414
Trading securities, at fair value                              1,707       1,531
Other invested assets                                          5,092       4,909
--------------------------------------------------------------------------------
    Total Investments                                         56,204      50,809
--------------------------------------------------------------------------------

Cash                                                             149         186
Investment income accrued                                        567         525
Premium balances receivable                                      165         151
Reinsurance recoverables                                       4,470       4,301
Deferred acquisition costs                                     4,395       3,936
Separate and variable accounts                                26,972      21,620
Other assets                                                   2,426       1,467
--------------------------------------------------------------------------------
    Total Assets                                             $95,348     $82,995
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $30,252     $26,634
Future policy benefits and claims                             15,964      15,009
Separate and variable accounts                                26,972      21,620
Deferred federal income taxes                                  2,030       1,448
Trading securities sold not yet purchased, at fair value         637         598
Other liabilities                                              6,136       6,051
--------------------------------------------------------------------------------
    Total Liabilities                                         81,991      71,360
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares
  authorized, issued and outstanding                             100         100
Additional paid-in capital                                     5,446       5,443
Retained earnings                                              6,451       5,638
Accumulated other changes in equity from nonowner sources      1,360         454
--------------------------------------------------------------------------------
    Total Shareholder's Equity                                13,357      11,635
--------------------------------------------------------------------------------
    Total Liabilities and Shareholder's Equity               $95,348     $82,995
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
COMMON STOCK                                         2003       2002       2001
--------------------------------------------------------------------------------
Balance, beginning of year                         $  100     $  100     $  100
Changes in common stock                                --         --         --
--------------------------------------------------------------------------------
Balance, end of year                               $  100     $  100     $  100
================================================================================

--------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,443     $3,864     $3,843
Stock option tax benefit (expense)                      3        (17)        21
Capital contributed by parent                          --      1,596         --
--------------------------------------------------------------------------------
Balance, end of year                               $5,446     $5,443     $3,864
================================================================================

--------------------------------------------------------------------------------
RETAINED EARNINGS
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,638     $5,142     $4,342
Net income                                          1,358      1,082      1,272
Dividends to parent                                  (545)      (586)      (472)
--------------------------------------------------------------------------------
Balance, end of year                               $6,451     $5,638     $5,142
================================================================================

--------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Balance, beginning of year                         $  454     $   74     $  104
Cumulative effect of accounting for
  derivative instruments and hedging
  activities, net of tax                               --         --        (29)
Unrealized gains, net of tax                          818        455         68
Foreign currency translation, net of tax                4          3         (3)
Derivative instrument hedging activity
  losses, net of tax                                   84        (78)       (66)
--------------------------------------------------------------------------------
Balance, end of year                               $1,360     $  454     $   74
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Net income                                         $1,358     $1,082     $1,272
Other changes in equity from nonowner sources         906        380        (30)
--------------------------------------------------------------------------------
Total changes in equity from nonowner sources      $2,264     $1,462     $1,242
================================================================================

--------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
--------------------------------------------------------------------------------
Changes in total shareholder's equity              $1,722     $2,455     $  791
Balance, beginning of year                         11,635      9,180      8,389
--------------------------------------------------------------------------------
Balance, end of year                               $13,357    $11,635    $9,180
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                     2003       2002        2001
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                           $  2,335   $  1,917    $  2,109
   Net investment income received                  2,787      2,741       2,430
   Other revenues received                           335        384         867
   Benefits and claims paid                       (1,270)    (1,218)     (1,176)
   Interest paid to contractholders               (1,226)    (1,220)     (1,159)
   Operating expenses paid                        (1,375)    (1,310)     (1,000)
   Income taxes paid                                (456)      (197)       (472)
   Trading account investments (purchases),
      sales, net                                    (232)        76         (92)
   Other                                             (84)      (105)       (227)
--------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities      814      1,068       1,280
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                             7,446      4,459       3,706
      Mortgage loans                                 358        374         455
   Proceeds from sales of investments
      Fixed maturities                            15,078     15,472      14,110
      Equity securities                              124        212         112
      Real estate held for sale                        5         26           6
   Purchases of investments
      Fixed maturities                           (26,766)   (23,623)    (22,556)
      Equity securities                             (144)      (134)        (50)
      Mortgage loans                                (317)      (355)       (287)
   Policy loans, net                                  34         39          41
   Short-term securities purchases, net              814     (1,320)       (914)
   Other investments (purchases), sales, net         108        (69)        103
   Securities transactions in course of
      settlement, net                               (618)       529       1,086
--------------------------------------------------------------------------------
      Net Cash Used in Investing Activities       (3,878)    (4,390)     (4,188)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                    8,326      8,505       8,308
   Contractholder fund withdrawals                (4,754)    (4,729)     (4,932)
   Capital contribution by parent                     --        172          --
   Dividends to parent company                      (545)      (586)       (472)
--------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities    3,027      3,362       2,904
--------------------------------------------------------------------------------
Net increase (decrease) in cash                      (37)        40          (4)
Cash at December 31, previous year                   186        146         150
--------------------------------------------------------------------------------
Cash at December 31, current year               $    149   $    186    $    146
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company
     (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN
     46).

     At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 14.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs, increasing both assets and liabilities by approximately $407 million.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect of adopting FIN 46-R on the Company's consolidated balance sheet would be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, additional entities may be identified that would need to be consolidated. See Note 3.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Prior to January 1, 2003, the Company applied Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB 25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date. Similar to APB 25, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged.

     Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

     ---------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31,                             2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------
     Compensation expense related to    As reported        $2      $--      $--
     stock option plans, net of  tax    Pro forma           7        9       15
     ---------------------------------------------------------------------------
     Net income                         As reported    $1,358   $1,082   $1,272
                                        Pro forma       1,353    1,073    1,257
     ---------------------------------------------------------------------------

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of the adoption of SFAS 133 was an after-tax charge of $6 million included in net income and an after-tax charge of $29 million to accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded an after-tax charge of $3 million in the consolidated statement of income. The implementation of this EITF did not have a significant impact on the Company's consolidated financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's consolidated financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. These impairments were insignificant at December 31, 2003 and 2002.

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Other invested assets include equity investments, partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Note 13.

     Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses. The Company primarily hedges foreign-denominated funding agreements and floating rate available-for-sale securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other- than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries
     - could result in other-than-temporary losses. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

     All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See
     Note 5.

     SEPARATE AND VARIABLE ACCOUNTS

     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL AND INTANGIBLE ASSETS

     Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

     Upon adoption of SFAS 141 and SFAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.50% to 5.95%, with a weighted average interest rate of 4.52%.

     Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.00% to 8.05% with a weighted average interest rate of 4.46%.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life product. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.02% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.23%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

     GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company had a liability of $22.5 million and $22.6 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.6 million and $4.2 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


     2.   OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable
     annuities,   payout  annuities  and  term,   universal  and  variable  life
     insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately 107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ($ IN MILLIONS)
     REVENUES BY SEGMENT                           2003       2002        2001
                                                  ------     ------      ------
     TLA                                         $ 4,479    $ 3,653     $ 4,089
     Primerica                                     1,660      1,581       1,613
                                                 -------    -------     -------
     Total Revenues                              $ 6,139    $ 5,234     $ 5,702
                                                 =======    =======     =======

     NET INCOME BY SEGMENT
     TLA                                         $   918    $   673     $   826
     Primerica                                       440        409         446
                                                 -------    -------     -------
     Net Income                                  $ 1,358    $ 1,082     $ 1,272
                                                 =======    =======     =======

     ASSETS BY SEGMENT
     TLA                                         $85,881    $74,562     $69,836
     Primerica                                     9,467      8,433       8,030
                                                 -------    -------     -------
     Total segments                              $95,348    $82,995     $77,866
                                                 =======    =======     =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $1,082       $1,245
     Net investment income                                   2,743          315
     Interest credited to contractholders                    1,248           --
     Amortization of deferred acquisition costs                266          235
     Expenditures for deferred acquisition costs               583          377
     Federal income taxes                                      240          231

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2002
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  730       $1,194
     Net investment income                                   2,646          290
     Interest credited to contractholders                    1,220           --
     Amortization of deferred acquisition costs                174          219
     Expenditures for deferred acquisition costs               556          323
     Federal income taxes                                      212          209

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2001
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  957       $1,145
     Net investment income                                   2,530          301
     Interest credited to contractholders                    1,179           --
     Amortization of deferred acquisition costs                171          208
     Total expenditures for deferred acquisition costs         553          298
     Federal income taxes                                      394          236

     The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2003, 2002 and 2001, deposits collected amounted to $12.0 billion, $11.9 billion and $13.1 billion, respectively.

     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2003                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 8,061       $  326            $ 18      $ 8,369

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,035           22              12        2,045

        Obligations of states, municipalities and
        political subdivisions                                379           21               2          398

        Debt securities issued by foreign governments         690           51               1          740

        All other corporate bonds                          23,098        1,507              64       24,541

        Other debt securities                               5,701          377              22        6,056

        Redeemable preferred stock                            155           20               1          174
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $40,119       $2,324            $120      $42,323
     --------------------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2002                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 6,975       $  434            $  2      $ 7,407

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,402           39              19        2,422

        Obligations of states, municipalities and
        political subdivisions                                297           22              --
                                                                                                        319
        Debt securities issued by foreign governments
                                                              365           30               2          393
        All other corporate bonds                          20,894          982             608       21,268

        Other debt securities                               4,348          229              66        4,511

        Redeemable preferred stock                            147            1              34          114
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $35,428       $1,737            $731      $36,434
     --------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of fixed maturities classified as available for sale were $15.1 billion, $15.5 billion and $14.1 billion in 2003, 2002 and 2001, respectively. Gross gains of $476 million, $741 million and $633 million and gross losses of $394 million, $309 million and $273 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $110 million, $639 million and $153 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $6.4 billion and $5.1 billion at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     ---------------------------------------------------------------------------
                                                    AMORTIZED             FAIR
     ($ IN MILLIONS)                                   COST              VALUE
     ---------------------------------------------------------------------------
     MATURITY:
          Due in one year or less                    $ 2,532           $ 2,582
          Due after 1 year through 5 years            11,559            12,188
          Due after 5 years through 10 years           9,866            10,561
          Due after 10 years                           8,101             8,623
     ---------------------------------------------------------------------------
                                                      32,058            33,954
     ---------------------------------------------------------------------------
          Mortgage-backed securities                   8,061             8,369
     ---------------------------------------------------------------------------
              Total Maturity                         $40,119           $42,323
     ---------------------------------------------------------------------------


     The  Company  makes  investments  in  collateralized  mortgage  obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $5.2 billion and $4.7 billion, respectively. Approximately 30% and 35%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $3.0 billion and $2.6 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $2.4 billion and $2.8 billion, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002.


     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

     ---------------------------------------------------------------------------
                                                    GROSS      GROSS
     EQUITY SECURITIES:                          UNREALIZED  UNREALIZED   FAIR
     ($ IN MILLIONS)                      COST      GAINS      LOSSES    VALUE
     ---------------------------------------------------------------------------

     DECEMBER 31, 2003
        Common stocks                     $109       $27          $2      $134
        Non-redeemable preferred stocks    214        14          --       228
     ---------------------------------------------------------------------------
           Total Equity Securities        $323       $41          $2      $362
     ---------------------------------------------------------------------------

     DECEMBER 31, 2002
        Common stocks                      $48        $8          $6       $50
        Non-redeemable preferred stocks    280         9           7       282
     ---------------------------------------------------------------------------
           Total Equity Securities        $328       $17         $13      $332
     ---------------------------------------------------------------------------

     Proceeds from sales of equity securities were $124 million, $212 million and $112 million in 2003, 2002 and 2001, respectively. Gross gains of $23 million, $8 million and $10 million and gross losses of $2 million, $4 million and $13 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $11 million, $19 million and $96 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:

                                                                     Gross Unrealized Losses
                                                                     -----------------------
                                                            Less Than One Year        One Year or Longer             Total
                                                       -----------------------------------------------------------------------------
                                                                          Gross                     Gross                    Gross
                                                            Fair     Unrealized        Fair    Unrealized        Fair   Unrealized
  ($ IN MILLIONS)                                          Value         Losses       Value        Losses       Value       Losses
------------------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities available-for-sale:
  Mortgage-backed securities-CMOs and
     pass-through securities                              $1,182            $18        $ 17           $--      $1,199         $ 18
  U.S. Treasury securities and obligations of U.S.
     Government and government agencies and authorities    1,180             12          --            --       1,180           12
  Obligations of states, municipalities and political
     subdivisions                                             45              2          --            --          45            2
  Debt securities issued by foreign governments               55              1          --            --          55            1
  All other corporate bonds                                1,793             39         503            25       2,296           64
  Other debt securities                                      755             18          89             3         844           22
  Redeemable preferred stock                                  12              1          11             1          23            1
------------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                  $5,022            $91        $620           $29      $5,642         $120
  Equity securities                                       $   25            $ 1        $  5           $ 1      $   30         $  2
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS AND REAL ESTATE

     At December 31, 2003 and 2002, the Company's mortgage loan and real estate portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003            2002
     ---------------------------------------------------------------------------

     Current Mortgage Loans                            $1,841          $1,941
     Underperforming Mortgage Loans                        45              44
     ---------------------------------------------------------------------------
          Total Mortgage Loans                          1,886           1,985
     ---------------------------------------------------------------------------

     Real Estate - Foreclosed                              63              17
     Real Estate - Investment                              33              19
     ---------------------------------------------------------------------------
          Total Real Estate                                96              36
     ---------------------------------------------------------------------------
          Total Mortgage Loans and Real Estate         $1,982          $2,021
     ===========================================================================



     Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     -----------------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN MILLIONS)
     -----------------------------------------------------------------------
     2004                                                       $ 173
     2005                                                         107
     2006                                                         347
     2007                                                         131
     2008                                                         141
     Thereafter                                                   987
     -----------------------------------------------------------------------
          Total                                                $1,886
     =======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     TRADING SECURITIES

     Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:


       ($ IN MILLIONS)                     Fair value as of     Fair value as of
       ---------------                     December 31, 2003   December 31, 2002
                                           -----------------   -----------------

       ASSETS
          Trading securities
             Convertible bond arbitrage         $1,447              $1,442
             Other                                 260                  89
                                                ------              ------
                                                $1,707              $1,531
                                                ======              ======

       LIABILITIES
          Trading securities sold not
          yet purchased
             Convertible bond arbitrage           $629                $520
             Other                                   8                  78
                                                ------              ------
                                                  $637                $598
                                                ======              ======

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                       2003           2002
     --------------------------------------------------------------------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,315          1,006
     Real estate investments                               327            390
     Derivatives                                           182            263
     Other                                                  56             38
     --------------------------------------------------------------------------
     Total                                              $5,092         $4,909
     --------------------------------------------------------------------------

     CONCENTRATIONS

     At December 31, 2003 and 2002, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

     The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

     The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     Finance                                            $5,056         $3,681
     Electric Utilities                                  3,552          3,979
     Banking                                             2,830          1,900
     --------------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $1,018 million and $869 million at December 31, 2003 and 2002, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $1,118 million and $878 million in Electric Utilities at December 31, 2003 and 2002, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2003 and 2002. Total below investment grade assets were $5.2 billion and $3.8 billion at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     STATE
     California                                           $732           $788

     PROPERTY TYPE
     Agricultural                                       $1,025         $1,212
     --------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     NON-INCOME PRODUCING INVESTMENTS

     Investments   included  in  the  consolidated   balance  sheets  that  were
     non-income producing amounted to $104.4 million and $58.5 million at December 31, 2003 and 2002, respectively.

     RESTRUCTURED INVESTMENTS

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2003 and 2002. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2003, 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2003, 2002 and 2001.

     NET INVESTMENT INCOME

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,          2003          2002          2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     GROSS INVESTMENT INCOME
          Fixed maturities                 $2,465        $2,359        $2,328
          Mortgage loans                      158           167           210
          Trading                             222             9           131
          Other invested assets                58           203            71
          Citigroup Preferred Stock           203           178            53
          Other, including policy loans        82           104           165
     ---------------------------------------------------------------------------
     Total gross investment income          3,188         3,020         2,958
     ---------------------------------------------------------------------------
     Investment expenses                      130            84           127
     ---------------------------------------------------------------------------
     Net Investment Income                 $3,058        $2,936        $2,831
     ---------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                  2003      2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     REALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                              $(28)    $(207)     $207
        Equity securities                               10       (15)      (99)
        Mortgage loans                                 (14)       --         5
        Real estate held for sale                        1         8         3
        Other invested assets                           49       (19)       --
        Derivatives                                     20       (87)       14
        Other                                           (1)       (2)       (5)
     ---------------------------------------------------------------------------
           Total realized investment gains (losses)    $37     $(322)     $125
     ---------------------------------------------------------------------------

     Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                     2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     UNREALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                               $1,198   $  664   $   85
        Equity securities                                  35        3       40
        Other                                               6       31      (20)
     ---------------------------------------------------------------------------
           Total unrealized investment gains (losses)   1,239      698      105
     ---------------------------------------------------------------------------
        Related taxes                                     421      243       37
     ---------------------------------------------------------------------------
        Change in unrealized investment gains (losses)    818      455       68
        Balance beginning of year                         626      171      103
     ---------------------------------------------------------------------------
           Balance end of year                         $1,444   $  626   $  171
     ---------------------------------------------------------------------------

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original. (See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of Note 1.)

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

          $ IN MILLIONS                              DECEMBER 31, 2003
          ---------------------------------------------------------------
           Investments                                       $ 400
           Cash                                                 11
           Other                                                 4
                                              ---------------------------
           Total assets of consolidated VIEs                 $ 415
          ---------------------------------------------------------------

     The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

     4.   REINSURANCE

     Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of universal life business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program.
     Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $356.3 billion and $321.9 billion at December 31, 2003 and 2002, respectively.

     Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $226.8 million, $231.8 million and $233.3 million in 2003, 2002 and 2001, respectively, and earned premiums ceded were $226.7 million, $233.8 million and $240.1 million in 2003, 2002 and 2001, respectively.

     On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2003, 2002 and 2001 were insignificant.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $23.5 billion, of which $12.9 billion, or 55%, was reinsured, and $19.1 billion, of which $12.4 billion, or 65%, was reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.7 billion, of which $1.4 billion, or 81%, is reinsured and $4.6 billion, of which $3.8 billion, or 82%, is reinsured at December 31, 2003 and 2002, respectively.

     TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of TPC.

     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                             FOR THE YEARS ENDING DECEMBER 31,
     WRITTEN PREMIUMS                         2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $2,979        $2,610        $2,848
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company          2           (83)         (146)
        Other companies                       (638)         (614)         (591)
     ---------------------------------------------------------------------------
     Total Net Written Premiums             $2,344        $1,913        $2,112
     ===========================================================================

     EARNED PREMIUMS                          2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $3,001        $2,652        $2,879
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company        (21)         (109)         (180)
        Other companies                       (654)         (619)         (598)
     ---------------------------------------------------------------------------
     Total Net Earned Premiums              $2,327        $1,924        $2,102
     ===========================================================================

     The Travelers Indemnity Company was an affiliate in 2001 and for part of 2002. See Note 14.

     Reinsurance recoverables at December 31, 2003 and 2002 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

     REINSURANCE RECOVERABLES                2003         2002
     -----------------------------------------------------------
     Life and accident and health business $2,885       $2,589
     Property-casualty business:
          The Travelers Indemnity Company   1,585        1,712
     -----------------------------------------------------------
     Total Reinsurance Recoverables        $4,470       $4,301
     ===========================================================

     Reinsurance recoverables for the life and accident and health business include $1,617 million and $1,351 million at December 31, 2003 and 2002, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables are held in trust for the purpose of paying Company claims.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Reinsurance recoverables also include $435 million and $472 million at December 31, 2003 and 2002, respectively, from MetLife.

     5.   INTANGIBLE ASSETS

     The  Company's  intangible  assets  are  DAC,  goodwill  and the  value  of
     insurance  in  force.   DAC  and  the  value  of  insurance  in  force  are
     amortizable. The following is a summary of capitalized DAC by type.

                                   Deferred &            Traditional
                                     Payout      UL &      Life &
     In millions of dollars         Annuities    COLI      Other         Total
     ---------------------------------------------------------------------------
     Balance January 1, 2002         $1,137      $430        $1,894     $3,461

     Deferred expenses & other          347       172           349        868
     Amortization expense              (142)      (24)         (238)      (404)
     Underlying lapse and
       interest rate adjustment          22        --            --         22
     Amortization related to SFAS
       91 reassessment                  (11)       --            --        (11)
                                   ---------------------------------------------
     Balance December 31, 2002        1,353       578         2,005      3,936

     Deferred expenses & other          340       221           399        960
     Amortization expense              (212)      (33)         (256)      (501)
                                   ---------------------------------------------
     Balance December 31, 2003       $1,481      $766        $2,148     $4,395
     ---------------------------------------------------------------------------

     The value of insurance in force totaled $112 million and $130 million at December 31, 2003 and 2002, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $18 million, $25 million and $26 million for the year ended December 31, 2003, 2002 and 2001, respectively. Amortization expense related to the value of insurance in force is estimated to be $18 million in 2004, $17 million in 2005, $14 million in 2006, $12 million in 2007 and $8 million in 2008. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

     The Company stopped amortizing goodwill on January 1, 2002. During 2001, the Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the year ended December 31, 2001 is as follows:


                                                  Year Ended
      ($ IN MILLIONS)                            December 31, 2001
                                                 -----------------
     Net income:
         Reported net income                          $1,272
         Negative goodwill reversal                       (8)
         Goodwill amortization                             7
                                                      ------
         Adjusted net income                          $1,271
                                                      ======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     6.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $43.5 billion and $38.8 billion, respectively, of life and annuity deposit funds and reserves. Of that total, $24.7 billion and $21.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $18.8 billion and $17.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $7.0 billion and $5.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $6.1 billion and $5.5 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.7 billion and $5.8 billion of liabilities are surrenderable without charge. Approximately 10.0% of these relate to individual life products for each of 2003 and 2002. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

     Included in contractholder funds and in the preceding paragraph are GICs totaling $14.4 billion. The scheduled maturities for these GICs, including interest, are $4.808 billion, $1.333 billion, $1.665 billion, $1.182 billion, $1.149 billion and $2.415 billion in 2004, 2005, 2006, 2007, 2008 and thereafter, respectively. These GICs have a weighted average interest rate of 4.07% at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     7.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE
     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,        2003           2002          2001
     ---------------------------------------------------------------------------
     Income before federal income taxes   $1,829         $1,503        $1,911
     Statutory tax rate                       35%            35%           35%
     ---------------------------------------------------------------------------
     Expected federal income taxes           640            526           669
     Tax effect of:
          Non-taxable investment income      (91)           (62)          (20)
          Tax reserve release                (79)           (43)          (18)
          Other, net                           1             --            (1)
     ---------------------------------------------------------------------------
     Federal income taxes                 $  471         $  421        $  630
     ===========================================================================
     Effective tax rate                       26%            28%           33%
     ---------------------------------------------------------------------------


     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                     $330           $217          $424
          Foreign                             30             19            47
     ---------------------------------------------------------------------------
          Total                              360            236           471
     ---------------------------------------------------------------------------
     Deferred:
          United States                      108            182           166
          Foreign                              3              3            (7)
     ---------------------------------------------------------------------------
          Total                              111            185           159
     ---------------------------------------------------------------------------
     Federal income taxes                   $471           $421          $630
     ===========================================================================


     Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2003, 2002 and 2001 were $3 million, $(17) million and $21 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liability at December 31, 2003 and 2002 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                   2003             2002
     ---------------------------------------------------------------------------

     Deferred Tax Assets:
        Benefit, reinsurance and other reserves     $   574          $    422
        Operating lease reserves                         52                57
        Employee benefits                               201               199
        Other                                           392               289
     ---------------------------------------------------------------------------
           Total                                      1,219               967
     ---------------------------------------------------------------------------

     Deferred Tax Liabilities:
        Deferred acquisition costs and value
          of insurance in force                      (1,225)          (1,097)
        Investments, net                             (1,795)          (1,180)
        Other                                          (229)            (138)
     ---------------------------------------------------------------------------
           Total                                     (3,249)          (2,415)
     ---------------------------------------------------------------------------
     Net Deferred Tax Liability                     $(2,030)         $(1,448)
     ---------------------------------------------------------------------------

     The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the
     Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

     TIC had $52 million and $156 million payable to Citigroup at December 31, 2003 and 2002, respectively, related to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     8.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $1,104 million, $256 million and $330 million for the years ended December 31, 2003, 2002 and 2001, respectively. The Company's statutory capital and surplus was $7.6 billion and $6.9 billion at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of
     Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on the Company's statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $845 million is available by the end of the year 2004 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. In accordance with the Connecticut statute, TLAC, after reducing its unassigned funds (surplus) by 25% of the change in net unrealized capital gains, may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $242 million to TIC in 2004 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $545 million, $586 million and $472 million in 2003, 2002 and 2001, respectively.

     In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     Citigroup Series YYY Preferred Stock            $ 2,225
     TLA Holdings LLC                                    142
     Cash and other assets                               189
     Pension, postretirement, and post-
        employment benefits payable                     (279)
     Deferred tax assets                                  98
     Deferred tax liabilities                           (779)
                                                     -------
                                                     $ 1,596
                                                     =======
     See Note 14.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   SHAREHOLDER'S EQUITY

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                  NET UNREALIZED                                             ACCUMULATED
                                                  GAIN/LOSS        FOREIGN CURRENCY     DERIVATIVE           OTHER CHANGES IN
($ IN MILLIONS)                                   ON INVESTMENT    TRANSLATION          INSTRUMENTS AND      EQUITY FROM
                                                  SECURITIES       ADJUSTMENTS          HEDGING ACTIVITIES   NONOWNER SOURCES
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                             $   104              $--                 $  --              $  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14               --                   (43)                (29)
Unrealized gains on investment securities,
   net of tax of $74                                     138               --                    --                 138
Less: Reclassification adjustment for gains
   included in net income, net of tax of $(38)           (70)              --                    --                 (70)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --               (3)                   --                  (3)
Less: Derivative instrument hedging activity
   losses, net of tax of $(35)                            --               --                   (66)                (66)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82               (3)                 (109)                (30)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186               (3)                 (109)                 74
Unrealized gains on investment securities,
   net of tax of $167                                    311               --                    --                 311
Add: Reclassification adjustment for losses
   included in net income, net of tax of $78             144               --                    --                 144
Foreign currency translation adjustment, net
  of tax of $2                                            --                3                    --                   3
Less: Derivative instrument hedging activity
   losses,  net of tax of $(42)                           --               --                   (78)                (78)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455                3                   (78)                380
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                               641               --                  (187)                454
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gains on investment securities,
   net of tax of $407                                    793               --                    --                 793
Add: Reclassification adjustment for losses
   included in net income, net of tax of $13              25               --                    --                  25
Foreign currency translation adjustment, net
   of tax of $3                                           --                4                    --                   4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                               --               --                    84                  84
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            818                4                    84                 906
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                           $ 1,459              $ 4                 $(103)             $1,360
--------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2003, 2002 and 2001.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The Company's share of net expense for this plan was $5 million in 2003, $10 million in 2002, and insignificant in 2001.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in 2003, $18 million in 2002 and not significant for 2001.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001. See
Note 13.


10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $21 million, $24 million, and $26 million in 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
  YEAR ENDING DECEMBER 31,           MINIMUM OPERATING         MINIMUM CAPITAL
  ($ IN MILLIONS)                     RENTAL PAYMENTS          RENTAL PAYMENTS
--------------------------------------------------------------------------------
  2004                                     $ 47                      $ 5
  2005                                       52                        5
  2006                                       58                        5
  2007                                       58                        6
  2008                                       58                        6
  Thereafter                                 83                       18
--------------------------------------------------------------------------------
  Total Rental Payments                    $355                      $45
================================================================================

Future sublease rental income of approximately $60 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $135 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003, the Company held collateral under these contracts amounting to approximately $96.9 million.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                         Year Ended          Year Ended
      In millions of dollars             December 31, 2003   December 31, 2002
      --------------------------------------------------------------------------
      Hedge ineffectiveness recognized
          related to fair value hedges          $(23.2)            $(18.3)

      Hedge ineffectiveness recognized
          related to cash flow hedges             (3.4)              14.8


      Net loss recorded in accumulated
          other changes in equity from
          nonowner sources related to
          net investment hedges                  (33.6)              (8.4)

      Net loss from economic
          hedges recognized in earnings           (1.6)             (32.8)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended December 31, 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is $(90.4) million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $253.5 million and $240.9 million at December 31, 2003 and 2002, respectively. The Company had unfunded commitments of $527.8 million and $630.0 million to these partnerships at December 31, 2003 and 2002, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2003 and 2002, investments in fixed maturities had a carrying value and a fair value of $42.3 billion and $36.4 billion, respectively. See Notes 1 and 3.

At December 31, 2003, mortgage loans had a carrying value of $1.9 billion and a fair value of $2.0 billion and at year-end 2002 had a carrying value of $2.0 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2003 and 2002, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $151 million and $125 million were received in 2003 and 2002, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2003 and 2002. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2003, 2002 and 2001. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2003, contractholder funds with defined maturities had a carrying value of $13.5 billion and a fair value of $13.7 billion, compared with a carrying value and a fair value of $12.5 billion and $13.3 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003, compared with a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002. These contracts generally are valued at surrender value.

The carrying values of $698 million and $321 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying value of $2.5 billion and $1.5 billion of financial instruments classified as other liabilities at December 31, 2003 and 2002

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

also approximated their fair values at both December 31, 2003 and 2002. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003, compared with a carrying value and a fair value of $511 million at December 31, 2002.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

The Company is a defendant or co-defendant in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's consolidated results of operations, financial condition or liquidity.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2003 is $1 billion, included in contractholder funds. The Company holds $50 million of common stock of the Bank, included in equity securities.

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2003 is $61 million. The Company does not hold any collateral related to this guarantee.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The Company paid Citigroup and its subsidiaries $55.3 million, $56.9 million and $43.6 million in 2003, 2002 and 2001, respectively, for these services. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2003 and 2002, were insignificant. See Note 14.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. These reimbursements totaled $34.3 million in 2003 and $15.5 million in 2002.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $3.3 billion and $3.8 billion at December 31, 2003 and 2002, respectively, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2003 and 2002, the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets, Inc., of $238.5 million and $267.1 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2003 and 2002, carried at cost. Dividends received on these investments were $204 million in 2003, $178 million in 2002 and $53 million in 2001. See Note 11.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $166.3 million and $186.1 million at December 31, 2003 and 2002, respectively. Income of $18.6 million, $99.7 million and $65.5 million was earned on these investments in 2003, 2002 and 2001, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $48.3 million and $23.6 million at December 31, 2003 and 2002, respectively. Income (loss) of $33.9 million, $0 million and $(41.6) million were earned on this investment in 2003, 2002 and 2001, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through SB. Annuity deposits related to these products were $835 million, $1.0 billion, and $1.5 billion in 2003, 2002 and 2001, respectively. Life premiums were $114.9 million, $109.7 million and $96.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $70.3 million, $77.0 million and $84.6 million in 2003, 2002 and 2001, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.4 billion in 2003 and $1.6 billion in each of 2002 and 2001. Commissions and fees paid to CitiStreet were $52.9 million, $54.0 million and $59.1 million in 2003, 2002 and 2001, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $357 million, $321 million and $564 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to Citibank were $29.8 million, $24.0 million and $37.2 million in 2003, 2002 and 2001, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $714 million, $787 million and $901 million of individual annuities in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $58.1 million, $60.4 million and $67.8 million in 2003, 2002 and 2001, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. In each of 2003, 2002, and 2001 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property-casualty subsidiaries of TPC. See Note 14.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2003, 2002 and 2001.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2003, 2002 and 2001.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company still receives certain services from TPC on a contract basis. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property-casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million and $194 million for 2002 and 2001, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES


The following table reconciles net income to net cash provided by operating activities:


--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2003       2002       2001
($ IN MILLIONS)
--------------------------------------------------------------------------------

Net Income                                       $ 1,358    $ 1,082    $ 1,281
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                       (37)       322       (125)
       Deferred federal income taxes                  58        185        159
       Amortization of deferred policy
         acquisition costs                           501        393        379
       Additions to deferred policy acquisition
         costs                                      (960)      (879)      (851)
       Investment income                            (503)      (119)      (493)
       Premium balances                                8         (7)         7
       Insurance reserves and accrued expenses       832        493        686
       Other                                        (443)      (402)       237
--------------------------------------------------------------------------------
Net cash provided by operations                  $   814    $ 1,068    $ 1,280
--------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2003, significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $129 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million. In 2001, these activities were insignificant.

                          INDEPENDENT AUDITORS' REPORT





The Board of Directors and Shareholder
The Travelers Insurance Company:


Under date of February 26, 2004, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                AMOUNT SHOWN
                                                                   IN BALANCE
                                                COST       VALUE    SHEET(1)
--------------------------------------------------------------------------------

Fixed Maturities:
   Bonds:
       U.S. Government and government
         agencies and Authorities              $ 6,487    $ 6,642    $ 6,642
       States, municipalities and political
         subdivisions                              379        398        398
       Foreign governments                         690        740        740
       Public utilities                          2,702      2,901      2,901
       Convertible bonds and bonds with
         warrants attached                         187        208        208
       All other corporate bonds                29,519     31,260     31,260
--------------------------------------------------------------------------------
          Total Bonds                           39,964     42,149     42,149
   Redeemable preferred stocks                     155        174        174
--------------------------------------------------------------------------------
      Total Fixed Maturities                    40,119     42,323     42,323
--------------------------------------------------------------------------------

Equity Securities:
   Common Stocks:
      Banks, trust and insurance companies          14         16         16
      Industrial, miscellaneous and all other       95        118        118
--------------------------------------------------------------------------------
         Total Common Stocks                       109        134        134
   Nonredeemable preferred stocks                  214        228        228
--------------------------------------------------------------------------------
      Total Equity Securities                      323        362        362
--------------------------------------------------------------------------------

Mortgage Loans                                   1,886                 1,886
Real Estate Held For Sale                           96                    96
Policy Loans                                     1,135                 1,135
Short-Term Securities                            3,603                 3,603
Trading Securities                               1,707                 1,707
Other Investments   (2)  (3)  (4)                1,465                 1,465
--------------------------------------------------------------------------------
      Total Investments                        $50,334               $52,577
================================================================================

(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


------------------------------------------------------------------------------------------------------------------------------------

                                        FUTURE
                                        POLICY        OTHER
                                        BENEFITS,     POLICY                                      AMORTIZATION
                          DEFERRED      LOSSES,       CLAIMS                           BENEFITS,  OF DEFERRED
                          POLICY        CLAIMS        AND                 NET          CLAIMS     POLICY          OTHER
                          ACQUISITION   AND LOSS      BENEFITS  PREMIUM   INVESTMENT   AND        ACQUISITION    OPERATING  PREMIUMS
                          COSTS         EXPENSES(1)   PAYABLE   REVENUE   INCOME       LOSSES(2)  COSTS          EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
                    2003
                    ----

Travelers Life & Annuity   $2,361         $42,023       $532    $1,082      $2,743     $2,816         $266          $240     $1,093
Primerica                   2,034           3,500        161     1,245         315        534          235           219      1,251
------------------------------------------------------------------------------------------------------------------------------------
Total                      $4,395         $45,523       $693    $2,327      $3,058     $3,350         $501          $459     $2,344
====================================================================================================================================

                    2002
                    ----

Travelers Life & Annuity   $2,043         $37,774       $461      $730      $2,646     $2,404         $174          $190       $729
Primerica                   1,893           3,261        147     1,194         290        527          219           217      1,184
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,936         $41,035       $608    $1,924      $2,936     $2,931         $393          $407     $1,913
====================================================================================================================================

                    2001
                    ----

Travelers Life & Annuity   $1,672         $33,475       $368     $ 957      $2,530     $2,534        $171           $154      $ 955
Primerica                   1,789           3,044        144     1,145         301        507         208            217      1,157
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,461         $36,519       $512    $2,102      $2,831     $3,041        $379           $371     $2,112
====================================================================================================================================

(1)  Includes contractholder funds.

(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
                                                      ASSUMED         PERCENTAGE
                                          CEDED TO     FROM            OF AMOUNT
                                  GROSS     OTHER      OTHER     NET    ASSUMED
                                  AMOUNT  COMPANIES  COMPANIES  AMOUNT  TO NET
--------------------------------------------------------------------------------


2003
----
Life Insurance In Force          $593,006  $356,298  $  3,519  $240,227   1.4%
Premiums:
   Life insurance                $  2,672       419  $      1  $  2,254    --
   Accident and health insurance      308       235        --        73    --
   Property casualty                   21        --        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  3,001  $    675  $      1  $  2,327    --
                                 ========  ========  ========  ========  ====

2002
----
Life Insurance In Force          $549,066  $321,940  $  3,568  $230,694   1.5%
Premiums:
   Life insurance                $  2,227       377  $     --  $  1,850    --
   Accident and health insurance      316       242        --        74    --
   Property casualty                  109       109        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,652  $    728  $     --  $  1,924    --
                                 ========  ========  ========  ========  ====


2001
----
Life Insurance In Force          $510,457  $285,696  $  3,636  $228,397   1.6%
Premiums:
   Life insurance                $  2,378  $    352  $     --  $  2,026    --
   Accident and health insurance      321       246         1        76    --
   Property casualty                  180       180        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,879  $    778  $      1  $  2,102    --
                                 ========  ========  ========  ========  ====

                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO



                       STATEMENT OF ADDITIONAL INFORMATION

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES





                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY




                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415










L-12682S                                                                May 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the year ended December 31, 2003

       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002 Statement of Investments as of December 31, 2003 Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001 Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001 Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001 Notes to Consolidated Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
     -------      -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b). Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement filed October 10, 2001.)

       5. Application. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed August 12, 1997.)

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment

                  No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement filed October 10, 2001.)

      10.         Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 13, 2000.)

      15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey amd Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-File No. 333-70657, filed February 26, 2001.)

      15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-File No. 333-27689, filed April 6, 2001.)

      15(d). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-File No. 333-27689, filed April 19, 2002.)

      16. Persons Controlled by or Under Common Control with the Depositor or Registrant. (Incorporated herein by reference to Exhibit 16 to Post Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------
George C. Kokulis*                             Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*                               Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer

Kathleen L. Preston*                           Director and Executive Vice President

Edward W. Cassidy*                             Senior Vice President

Winifred Grimaldi*                             Senior Vice President

Marla Berman Lewitus*                          Director, Senior Vice President and General Counsel

Brendan Lynch*                                 Senior Vice President

David A. Tyson*                                Senior Vice President

David A. Golino*                               Vice President and Controller

Donald R. Munson, Jr.*                         Vice President

Mark Remington*                                Vice President

Tim W. Still*                                  Vice President

Bennett Kleinberg*                             Vice President

Dawn Fredette*                                 Vice President

George E. Eknaian*                             Vice President and Chief Actuary

Linn K. Richardson*                            Second Vice President and Actuary

Paul Weissman*                                 Second Vice President and Actuary

Ernest J. Wright*                              Vice President and Secretary

Kathleen A. McGah*                             Assistant Secretary and Deputy General Counsel

Principal Business Address:

*     The Travelers Insurance Company
      One Cityplace
      Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 636 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.    INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ----------------                   ----------------
        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief Executive Officer and
                                           Chief Operating Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

ITEM 31.    MANAGEMENT SERVICES

Not applicable.

ITEM 32.    UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 27th day of April, 2004.

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                             By: *GLENN D. LAMMEY
                                 -----------------------------------------------
                                 Glenn D. Lammey, Chief Financial Officer,
                                 Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th day of April 2004.

*GEORGE C. KOKULIS                               Director, President and Chief Executive
-------------------------------------------      Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                                 Director, Chief Financial Officer, Chief
-------------------------------------------      Accounting Officer (Principal Financial
(Glenn D. Lammey)                                Officer)


*MARLA BERMAN LEWITUS                            Director
-------------------------------------------
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                             Director
-------------------------------------------
(Kathleen L. Preston)



*By:  /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                                    METHOD OF FILING
--------------   -----------                                    ----------------
      10.        Consent of KPMG LLP, Independent Auditors.     Electronically